Quarterly Holdings Report
for
Fidelity® Total Bond K6 Fund
May 31, 2025
TBDK6-NPRT3-0725
1.9884012.108
Asset-Backed Securities - 8.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/19/2037 (b)(c)(d)	4,549,000	4,562,397
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	3,992,000	3,987,693
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.8293% 4/23/2037 (b)(c)(d)	7,100,000	7,133,136
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 7/18/2037 (b)(c)(d)	5,608,000	5,619,081
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0318% 10/25/2037 (b)(c)(d)	175,000	176,812
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.7795% 7/20/2037 (b)(c)(d)	2,253,000	2,249,557
Peebles Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/21/2037 (b)(c)(d)	18,000,000	18,051,372
TOTAL BAILIWICK OF JERSEY		41,780,048
BERMUDA - 0.1%
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 5.5661% 1/15/2037 (b)(c)(d)	7,000,000	7,003,500
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5993% 4/23/2035 (b)(c)(d)	1,686,000	1,686,256
TOTAL BERMUDA		8,689,756
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (c)	387,569	392,259
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (c)	960,875	969,614
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (c)	1,289,521	1,295,054
TOTAL CANADA		2,656,927
GRAND CAYMAN (UK OVERSEAS TER) - 4.0%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.6824% 7/22/2037 (b)(c)(d)	1,558,000	1,558,118
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6198% 7/17/2037 (b)(c)(d)	3,208,000	3,208,302
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5211% 4/20/2034 (b)(c)(d)	2,222,000	2,222,604
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.7605% 4/16/2037 (b)(c)(d)	2,803,000	2,811,213
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 7/20/2034 (b)(c)(d)	992,000	992,500
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7095% 7/21/2037 (b)(c)(d)	4,615,000	4,616,638
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7695% 1/20/2035 (b)(c)(d)	150,000	148,139
Apidos Clo Liii Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.7585% 7/20/2038 (b)(c)(d)	250,000	246,686
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5261% 10/15/2032 (b)(c)(d)	2,514,695	2,515,379
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5734% 4/25/2034 (b)(c)(d)	657,000	657,378
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5224% 10/22/2037 (b)(c)(d)	100,000	100,978
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6261% 10/15/2037 (b)(c)(d)	923,000	923,245
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5279% 4/15/2038 (b)(c)(d)	4,203,000	4,207,783
Ares LXXVI CLO Ltd Series 2025-76A Class A1, CME Term SOFR 3 month Index + 1.4%, 5.7262% 5/27/2038 (b)(c)(d)	8,962,000	8,964,447
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.5877% 4/15/2034 (b)(c)(d)	3,233,000	3,234,490
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5161% 1/15/2038 (b)(c)(d)	860,000	860,335
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0195% 1/20/2037 (b)(c)(d)	2,868,000	2,876,607
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6395% 10/20/2037 (b)(c)(d)	2,246,000	2,247,669
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.5634% 4/25/2034 (b)(c)(d)	1,437,000	1,439,111
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.5061% 7/15/2039 (b)(c)(d)	250,000	253,228
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	4,177,000	4,181,545
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.5798% 1/17/2035 (b)(c)(d)	2,268,000	2,273,289
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (b)(c)(d)	150,000	150,069
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0195% 10/20/2037 (b)(c)(d)	100,000	100,450
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.5795% 1/20/2038 (b)(c)(d)	2,890,000	2,890,861
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.6918% 7/25/2037 (b)(c)(d)	3,813,000	3,818,910
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	151,815
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.4566% 1/25/2038 (b)(c)(d)	4,672,000	4,671,673
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.1195% 7/20/2036 (b)(c)(d)	1,424,000	1,426,872
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/20/2037 (b)(c)(d)	11,690,000	11,702,403
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.5811% 4/20/2034 (b)(c)(d)	1,199,000	1,200,123
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (b)(c)(d)	100,000	99,491
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.3091% 4/18/2035 (b)(c)(d)	4,585,000	4,559,815
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7011% 10/20/2034 (b)(c)(d)	4,015,000	4,010,973
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 10.3695% 7/20/2037 (b)(c)(d)	250,000	250,773
Dryden 86 Clo Ltd / Dryden 86 Clo LLC Series 2021-86A Class A1R, CME Term SOFR 3 month Index + 1.3616%, 5.6414% 7/17/2034 (b)(c)(d)	9,421,000	9,424,919
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5695% 4/20/2035 (b)(c)(d)	2,199,000	2,199,325
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.7995% 4/18/2037 (b)(c)(d)	2,761,000	2,767,903
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 7/15/2037 (b)(c)(d)	4,104,000	4,113,694
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7136% 2/20/2035 (b)(c)(d)	1,503,000	1,503,908
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.8098% 4/17/2037 (b)(c)(d)	3,479,000	3,487,670
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 5.7677% 1/15/2034 (b)(c)(d)	4,175,000	4,178,828
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.6461% 10/15/2037 (b)(c)(d)	3,618,000	3,621,376
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 10/15/2037 (b)(c)(d)	2,414,000	2,416,144
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	4,206,000	4,206,374
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.702% 5/20/2036 (b)(c)(d)	4,613,000	4,621,008
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5761% 7/15/2036 (b)(c)(d)	4,000,000	4,001,316
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/19/2037 (b)(c)(d)	2,487,000	2,492,775
Flatiron Rr Clo 27 Ltd Series 2024-3A Class A2, CME Term SOFR 3 month Index + 1.5%, 5.7695% 10/18/2037 (b)(c)(d)	1,680,000	1,683,898
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (b)(c)(d)	200,000	201,934
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (c)	615,826	594,880
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.664% 10/22/2034 (b)(c)(d)	960,000	960,683
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8061% 4/15/2037 (b)(c)(d)	2,354,000	2,359,268
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.5861% 4/15/2035 (b)(c)(d)	713,000	713,661
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	2,979,000	2,970,063
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.8724% 1/22/2037 (b)(c)(d)	7,328,000	7,343,755
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 4/19/2034 (b)(c)(d)	1,690,000	1,690,913
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.634% 1/22/2035 (b)(c)(d)	1,290,000	1,290,918
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.7918% 4/25/2037 (b)(c)(d)	2,929,000	2,937,743
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3361% 7/15/2034 (b)(c)(d)	1,325,000	1,320,608
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 10/20/2034 (b)(c)(d)	305,000	305,214
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 1.32% 7/25/2038 (b)(c)(d)	4,137,000	4,137,000
Magnetite CLO Ltd Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.0724% 4/22/2036 (b)(c)(d)	881,000	881,000
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6318% 10/25/2037 (b)(c)(d)	1,565,000	1,568,936
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	2,889,000	2,892,065
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	2,342,000	2,346,520
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.5511% 4/20/2034 (b)(c)(d)	1,158,000	1,158,632
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.6734% 1/25/2035 (b)(c)(d)	1,132,000	1,133,486
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6061% 7/15/2037 (b)(c)(d)	2,024,000	2,027,969
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	4,068,000	4,055,796
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.4961% 1/15/2038 (b)(c)(d)	4,963,000	4,952,295
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.6011% 10/20/2030 (b)(c)(d)	490,520	490,869
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	4,916,000	4,904,678
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6695% 7/18/2038 (b)(c)(d)	2,803,000	2,809,293
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6195% 7/20/2037 (b)(c)(d)	5,028,000	5,038,619
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8195% 7/20/2037 (b)(c)(d)	200,000	198,874
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5624% 1/22/2038 (b)(c)(d)	4,267,000	4,264,555
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.6252% 4/20/2038 (b)(c)(d)	2,763,000	2,753,412
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.5995% 10/20/2037 (b)(c)(d)	3,402,000	3,400,112
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/20/2037 (b)(c)(d)	3,375,000	3,384,210
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9195% 4/20/2037 (b)(c)(d)	250,000	250,542
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.462% 2/20/2038 (b)(c)(d)	3,615,000	3,602,348
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	1,569,000	1,571,959
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.8695% 10/20/2037 (b)(c)(d)	100,000	100,935
Palmer Square Clo Ltd Series 2025-2A Class A1, CME Term SOFR 3 month Index + 1.35%, 5.6727% 7/20/2038 (b)(c)(d)	7,667,000	7,674,667
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.3961% 2/15/2038 (b)(c)(d)	100,000	99,785
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9695% 7/20/2037 (b)(c)(d)	500,000	504,644
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2033 (b)(c)(d)	2,215,023	2,215,380
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.9561% 1/15/2033 (b)(c)(d)	250,000	247,645
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.1206% 2/15/2033 (b)(c)(d)	4,588,000	4,572,589
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6611% 10/20/2034 (b)(c)(d)	1,254,000	1,254,928
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (c)	657,534	634,546
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6511% 4/20/2034 (b)(c)(d)	1,717,000	1,720,223
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.8061% 4/15/2037 (b)(c)(d)	17,800,000	17,838,412
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.2561% 10/15/2039 (b)(c)(d)	125,000	127,056
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6061% 10/15/2039 (b)(c)(d)	2,003,000	2,011,751
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.5961% 1/15/2037 (b)(c)(d)	1,862,000	1,863,808
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)	2,102,000	2,112,323
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6111% 4/20/2033 (b)(c)(d)	1,570,747	1,571,325
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (c)(d)	322,024	320,420
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (c)	755,535	731,168
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.0695% 1/20/2037 (b)(c)(d)	2,007,000	2,015,203
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)	2,051,000	2,057,038
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	1,595,000	1,595,064
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		268,074,770
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (c)	1,705,272	1,710,562
MULTI-NATIONAL - 0.1%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.4911% 4/20/2038 (b)(c)(d)	1,188,000	1,184,688
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7818% 7/27/2037 (b)(c)(d)	2,845,000	2,846,647
TOTAL MULTI-NATIONAL		4,031,335
UNITED STATES - 3.7%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (c)	2,058,084	2,072,267
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (c)	1,954,563	1,968,032
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (c)	2,412,069	2,416,145
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (c)	377,747	366,419
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (c)	60,406	56,482
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (c)	4,745,025	4,464,286
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (c)	1,700,118	1,562,989
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (c)	948,636	949,589
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (c)	600,000	602,477
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (c)	117,206	117,334
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6224% 7/20/2037 (b)(c)(d)	3,344,966	3,345,254
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	1,293,000	1,292,276
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (c)	3,343,580	3,337,537
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (c)	135,563	131,497
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (c)	66,409	61,098
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (c)	644,660	648,023
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (c)	2,500,000	2,517,016
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (c)	1,489,351	1,486,153
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (c)	1,500,000	1,500,058
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6477% 1/15/2035 (b)(c)(d)	1,049,000	1,051,360
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (c)	1,560,019	1,451,621
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	400,000	402,071
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (c)	1,000,000	999,413
Carmax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	500,000	503,113
Carmax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	2,530,000	2,531,108
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	346,847	348,095
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	471,000	475,604
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	3,700,000	3,694,069
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (c)	100,726	97,914
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (c)	461,627	437,393
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (c)	488,890	405,782
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (c)	75,686	73,802
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (c)	1,120,000	1,119,905
Ccg Receivables Trust. Series 2025-1 Class B, 4.69% 10/14/2032 (c)	500,000	498,644
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.5924% 4/20/2035 (b)(c)(d)	1,721,000	1,720,983
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (c)	270,487	267,670
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class A2, 6% 5/20/2055 (c)	570,000	576,123
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8061% 10/15/2036 (b)(c)(d)	150,000	151,119
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (c)	3,023,650	2,975,751
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (c)	6,102,688	5,939,710
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (c)	9,172,325	7,906,063
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (c)	3,196,080	3,062,429
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (c)	8,438,925	7,745,234
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (c)	800,000	803,905
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (c)	4,015,000	4,008,087
Dext Abs LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (c)	5,650,000	5,633,925
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (c)	71,679	71,790
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (c)	421,000	425,758
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (c)	652,607	653,577
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (c)	2,880,400	2,842,262
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (c)	2,321,280	2,191,056
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (c)	5,699,823	5,284,583
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (c)	13,225,028	11,788,910
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.7661% 7/15/2037 (b)(c)(d)	2,790,000	2,796,782
Enterprise Fleet Financing LLC Series 2022-3 Class A3, 4.29% 7/20/2029 (c)	3,005,000	2,992,801
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (c)	852,399	855,028
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (c)	900,000	907,397
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (c)	1,195,185	1,200,388
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	2,770,000	2,772,352
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	640,000	639,454
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	540,000	539,236
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.5861% 1/15/2038 (b)(c)(d)	4,364,000	4,359,187
Ford Credit Auto Lease Trust Series 2024-B Class A3, 4.99% 12/15/2027	3,500,000	3,518,997
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (c)	13,645,000	13,688,047
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (c)	5,646,698	5,595,286
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	829,665	834,779
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	293,846	294,431
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (c)	3,040,000	3,057,965
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A1, 4.59% 3/15/2029 (c)	2,255,000	2,258,005
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9695% 7/20/2037 (b)(c)(d)	250,000	251,210
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)	3,772,000	3,769,473
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6095% 10/20/2037 (b)(c)(d)	4,039,000	4,026,459
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	466,282	469,132
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (c)	812,905	776,314
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (c)	700,000	704,636
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (c)	2,300,000	2,305,138
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,629,000	1,640,952
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (c)	5,092,238	5,130,628
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	1,500,000	1,496,820
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (c)	479,967	484,108
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (c)	1,499,399	1,508,555
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (c)	3,900,000	3,793,293
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (c)	2,275,000	2,277,814
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (c)	579,294	583,744
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (c)	917,180	866,780
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (c)	1,263,910	1,226,150
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (c)	1,458,880	1,329,432
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (c)	1,200,000	1,203,633
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.8% 7/25/2054 (b)(c)(d)	1,019,277	1,013,126
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (c)	449,440	438,044
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2023-1A Class B, 5.75% 9/15/2048 (c)	250,000	243,958
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (c)	105,000	102,400
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	2,000,000	2,005,994
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (c)	668,779	633,280
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (c)	131,410	119,497
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (c)	498,000	487,685
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (c)	381,000	354,341
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (c)	2,870,000	2,927,400
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (c)	3,239,660	3,238,935
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (c)	8,410,735	8,538,000
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)	9,084,350	9,167,603
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)	5,775,975	5,881,092
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)	4,396,905	4,291,623
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)	4,584,960	4,502,622
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)	2,168,105	2,127,873
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (c)	750,000	778,347
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (c)	286,638	287,022
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (c)	701,586	704,320
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (c)	123,929	124,026
Towd PT Mtg Trust Series 2018-5 Class A1A, 3.25% 7/25/2058 (c)	2,695,045	2,656,380
Toyota Auto Receivables Owner Trust Series 2025-B Class A3, 4.34% 11/15/2029	3,800,000	3,802,351
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (c)	94,459	94,478
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (c)	642,891	643,230
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (c)	1,500,000	1,528,671
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (c)	693,000	717,860
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (c)	800,000	798,787
Wheels Fleet Lease Funding 1 LLC Series 2023-1A Class A, 5.8% 4/18/2038 (c)	910,093	915,506
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (c)	3,132,000	3,140,467
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (c)	5,100,000	5,104,838
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (c)	747,869	763,639
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	514,000	515,744
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	1,500,000	1,497,638
TOTAL UNITED STATES		257,334,944
TOTAL ASSET-BACKED SECURITIES (Cost $583,591,597)		584,278,342

Bank Loan Obligations - 0.5%
	Principal Amount (a)	Value ($)
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/22/2030 (b)(d)(e)(f)	545,000	538,188
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7561% 8/15/2028 (b)(d)(e)	698,219	641,377
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (b)(d)(e)	74,809	66,603
TOTAL FRANCE		707,980
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5608% 8/30/2028 (b)(d)(e)	483,703	355,521
UNITED STATES - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 10.0451% 10/3/2031 (b)(d)(e)	95,743	72,525
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/3/2031 (b)(d)(e)(f)	507,074	466,351
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/3/2031 (b)(d)(e)(f)	397,926	365,969
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/16/2029 (b)(d)(e)	40,000	39,572
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/15/2030 (b)(d)(e)	629,670	622,763
		1,567,180
Media - 0.0%
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8287% 1/18/2028 (b)(d)(e)	214,477	211,528
TOTAL COMMUNICATION SERVICES		1,778,708

Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8992% 6/18/2029 (b)(d)(e)	657,046	622,551
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (b)(d)(e)	1,908,817	1,625,282
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (d)(e)	607,670	558,296
		2,183,578
Hotels, Restaurants & Leisure - 0.2%
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/2/2029 (b)(d)(e)	513,614	498,848
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 1/28/2032 (b)(d)(e)	425,000	421,175
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0297% 10/31/2031 (b)(d)(e)	374,223	346,623
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5608% 6/1/2028 (b)(d)(e)	479,041	465,571
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5413% 12/30/2026 (b)(d)(e)	1,770,274	1,700,349
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0413% 12/30/2026 (b)(d)(e)	89,531	86,621
		3,519,187
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 6/29/2028 (b)(d)(e)	814,757	716,522
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 10/30/2027 (b)(d)(e)	466,860	462,410
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/30/2027 (b)(d)(e)	269,000	267,432
		1,446,364
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1752% 6/6/2031 (b)(d)(e)	802,791	718,788
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0259% 9/4/2029 (b)(d)(e)	337,637	301,401
		1,020,189
TOTAL CONSUMER DISCRETIONARY		8,791,869

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4685% 8/2/2028 (b)(d)(e)	30,267	27,997
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.409% 8/2/2028 (b)(d)(e)	8,796	8,136
		36,133
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7948% 10/30/2028 (b)(d)(e)	2,536,000	1,372,255
Financials - 0.0%
Financial Services - 0.0%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/30/2032 (b)(d)(e)(f)	225,000	222,750
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (b)(d)(e)	505,000	500,107
		722,857
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6913% 1/31/2028 (b)(d)(e)	480,000	462,600
TOTAL FINANCIALS		1,185,457

Health Care - 0.0%
Health Care Providers & Services - 0.0%
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3268% 9/24/2031 (b)(d)(e)	265,000	259,326
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 7/1/2031 (b)(d)(e)	228,278	153,199
Owens & Minor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 4/2/2030 (b)(d)(e)(f)	520,000	516,100
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.0914% 1/31/2029 (b)(d)(e)	516,932	512,053
		1,440,678
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5869% 10/8/2030 (b)(d)(e)	665,000	630,181
TOTAL HEALTH CARE		2,070,859

Industrials - 0.0%
Building Products - 0.0%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/29/2029 (b)(d)(e)	180,000	161,955
Commercial Services & Supplies - 0.0%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (b)(d)(e)	1,462,928	1,216,059
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3297% 4/11/2029 (b)(d)(e)	705,981	658,991
		1,875,050
Professional Services - 0.0%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 12/29/2028 (b)(d)(e)	461,914	426,693
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.791% 1/31/2028 (b)(d)(e)	219,715	212,557
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2798% 1/29/2031 (b)(d)(e)	214,899	201,438
QXO Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2804% 4/30/2032 (b)(d)(e)	77,778	78,069
		492,064
TOTAL INDUSTRIALS		2,955,762

Information Technology - 0.2%
Communications Equipment - 0.0%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 12/17/2029 (b)(d)(e)	152,000	153,309
IT Services - 0.1%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0177% 2/12/2029 (b)(d)(e)	50,000	40,312
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5177% 2/10/2028 (b)(d)(e)	690,273	646,703
X Corp 1LN, term loan 9.5% 10/26/2029 (e)	615,000	611,827
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9492% 10/26/2029 (b)(d)(e)	494,056	489,046
		1,787,888
Software - 0.1%
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 10/16/2026 (b)(d)(e)	1,968,509	1,940,517
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3268% 2/19/2029 (b)(d)(e)	230,000	198,375
Leia Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.4576% 10/9/2032 (b)(d)(e)	120,000	116,940
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2913% 6/2/2028 (b)(d)(e)	429,406	415,549
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.4327% 6/4/2029 (b)(d)(e)	335,000	321,915
		2,993,296
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (b)(d)(e)	970,000	955,450
TOTAL INFORMATION TECHNOLOGY		5,889,943

Materials - 0.1%
Chemicals - 0.1%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5943% 6/9/2028 (b)(d)(e)	257,326	210,795
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 2% 6/9/2028 (b)(d)(e)(g)	45,153	45,153
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.5943% 6/9/2028 (b)(d)(e)	71,445	71,445
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3242% 7/3/2028 (b)(d)(e)	553,201	524,789
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3252% 3/15/2029 (b)(d)(e)	640,000	635,315
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8643% 3/15/2030 (b)(d)(e)	49,412	47,451
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0326% 8/25/2031 (b)(d)(e)	884,218	845,533
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.9524% 12/16/2031 (b)(d)(e)	865,000	828,955
		3,209,436
Metals & Mining - 0.0%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 4/23/2029 (b)(d)(e)(f)	555,000	487,362
TOTAL MATERIALS		3,696,798

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7992% 3/29/2030 (b)(d)(e)	1,099,004	1,085,266
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1913% 3/24/2028 (b)(d)(e)	1,050,579	1,041,712
		2,126,978
TOTAL UNITED STATES		29,904,762
TOTAL BANK LOAN OBLIGATIONS (Cost $32,630,533)		31,506,451

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(d)	401,000	408,909
Regions Bank/Birmingham AL 6.45% 6/26/2037	250,000	254,081

TOTAL BANK NOTES (Cost $691,065)		662,990

Collateralized Mortgage Obligations - 2.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.3%
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (c)(k)	1,100,000	1,100,555
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (c)	951,893	940,325
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (c)	397,379	394,208
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)	966,288	947,525
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)	613,192	606,657
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (c)(d)	979,300	954,816
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (c)	2,427,062	2,340,353
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (c)	3,309,666	3,248,514
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (c)(d)	1,300,000	1,301,933
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	1,203	1,220
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	1,397	1,403
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	1,763	1,793
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	1,276	1,297
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	1,739	1,763
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	725	734
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 5.4165% 8/25/2031 (b)(d)	1,593	1,606
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	299	308
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	856	881
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2365% 2/25/2032 (b)(d)	180	180
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4444% 3/18/2032 (b)(d)	328	331
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4365% 4/25/2032 (b)(d)	664	668
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4365% 10/25/2032 (b)(d)	409	412
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.1865% 1/25/2032 (b)(d)	169	169
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.8865% 11/25/2032 (b)(d)	2,006	2,005
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.1136% 11/25/2032 (d)(h)	418	11
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4365% 11/25/2032 (b)(d)	650	654
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6636% 12/25/2033 (d)(h)	6,848	790
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6636% 3/25/2033 (d)(h)	369	38
Fannie Mae Guaranteed REMIC Series 2003-70 Class BJ, 5% 7/25/2033	11,571	11,538
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	52,738	53,213
Fannie Mae Guaranteed REMIC Series 2004-91 Class Z, 5% 12/25/2034	121,242	120,977
Fannie Mae Guaranteed REMIC Series 2005-117 Class JN, 4.5% 1/25/2036	9,715	9,501
Fannie Mae Guaranteed REMIC Series 2005-14 Class ZB, 5% 3/25/2035	37,149	37,041
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2836% 6/25/2035 (d)(h)	8,649	639
Fannie Mae Guaranteed REMIC Series 2005-68 Class CZ, 5.5% 8/25/2035	151,668	153,579
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	26,544	27,338
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	17,032	16,724
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	3,894	3,975
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2436% 11/25/2036 (d)(h)	5,184	499
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.2036% 12/25/2036 (d)(h)	3,104	310
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (i)	4,160	3,703
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (i)	6,751	5,741
Fannie Mae Guaranteed REMIC Series 2006-72 Class CY, 6% 8/25/2026	3,240	3,244
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.0036% 5/25/2037 (d)(h)	1,739	191
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index + 38.9131%, 12.9813% 7/25/2037 (b)(d)	2,082	2,589
Fannie Mae Guaranteed REMIC Series 2009-59 Class HB, 5% 8/25/2039	67,776	67,765
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	8,693	8,310
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	69,709	68,525
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	7,766	7,949
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	26,591	26,336
Fannie Mae Guaranteed REMIC Series 2011-67 Class AI, 4% 7/25/2026 (h)	558	2
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (h)	12,350	274
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	33,549	31,067
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	43,401	40,111
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (h)	72	1
Fannie Mae Guaranteed REMIC Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.8865% 7/25/2042 (b)(d)	1,317,266	1,306,417
Fannie Mae Guaranteed REMIC Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 2.1136% 6/25/2041 (d)(h)	183	0
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (h)	669	2
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.6136% 1/25/2044 (d)(h)	8,782	952
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (h)	45,519	6,620
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	53,459	50,494
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	5,431,360	4,625,215
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (h)	25,958	3,719
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	4,795,933	4,320,864
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	938,206	853,968
Fannie Mae Guaranteed REMIC Series 2018-45 Class GI, 4% 6/25/2048 (h)	354,658	74,861
Fannie Mae Guaranteed REMIC Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.9365% 12/25/2049 (b)(d)	698,694	682,777
Fannie Mae Guaranteed REMIC Series 2020-45 Class JC, 1.5% 7/25/2040	1,034,452	853,434
Fannie Mae Guaranteed REMIC Series 2020-49 Class LA, 2% 3/25/2043	2,354,822	2,209,615
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	694,142	605,491
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	1,889,204	1,669,800
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	355,426	308,343
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	125,604	102,724
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	133,481	109,166
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	182,871	153,862
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	175,844	142,277
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	108,372	93,829
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	803,040	688,248
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	538,766	467,688
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	3,915,803	3,366,008
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	173,713	148,018
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	165,841	150,587
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	207,295	189,908
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	2,667,254	2,400,828
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	322,579	290,109
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	192,578	178,704
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	360,389	327,421
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	2,858,705	2,700,333
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	173,464	160,601
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	188,084	176,754
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	135,420	122,751
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	1,785,234	1,603,449
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	330,569	322,334
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	782,258	683,920
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,963,300	1,695,896
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	127,592	109,538
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	354,215	314,112
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	130,213	126,391
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	334,058	282,097
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	710,556	621,299
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 8/25/2052 (b)(d)	1,667,411	1,616,772
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 9/25/2052 (b)(d)	3,504,498	3,398,068
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 10/25/2052 (b)(d)	1,181,183	1,157,557
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 10/25/2052 (b)(d)	4,115,919	3,992,867
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	538,165	527,437
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	234,992	213,446
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	776,598	687,374
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	1,214,793	961,794
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.822% 11/25/2053 (b)(d)	1,379,271	1,388,491
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.772% 11/25/2053 (b)(d)	5,020,071	5,055,750
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.852% 7/25/2054 (b)(d)	666,935	667,061
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 12/25/2054 (b)(d)	4,462,475	4,449,711
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.422% 12/25/2054 (b)(d)	1,212,706	1,211,199
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	154	156
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (i)	2,171	1,812
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (i)	3,416	2,860
Fannie Mae Mortgage pass-thru certificates Series 2020-47 Class DG, 2% 4/25/2042	3,227,289	3,034,342
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	665,582	606,133
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	603,206	560,107
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	338,234	302,466
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 6/25/2054 (b)(d)	2,027,055	2,018,573
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 9/25/2054 (b)(d)	2,195,938	2,189,146
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 2/25/2055 (b)(d)	3,549,823	3,542,314
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 9/25/2054 (b)(d)	3,595,649	3,584,597
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (b)(d)	2,000,058	1,994,044
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(d)	1,931,653	1,926,417
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	124,688	123,046
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 5.3665% 6/25/2036 (b)(d)	141,416	142,398
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 5.3565% 3/25/2036 (b)(d)	102,236	102,913
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	147,261	138,848
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	617,813	580,002
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	426,137	418,826
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	199,625	181,285
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (h)	1,742	249
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (h)	1,593	234
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (d)(h)	1,077	193
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (h)	1,001	169
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (h)	6,827	1,098
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	444	451
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	1,303	1,324
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	122,549	118,970
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	79,406	77,274
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	4,776,559	3,687,039
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	182,564	158,086
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	100,991	86,903
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	186,479	161,695
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	230,611	193,919
Freddie Mac Multifamily Structured pass-thru certificates Series 1997-1929 Class EZ, 7.5% 2/17/2027	99	99
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	646	659
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	4,896	4,993
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	286	292
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	751	765
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	5,328	5,405
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	1,367	1,394
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	848	864
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	469	474
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	2,699	2,764
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	10,066	10,316
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2468% 1/15/2032 (b)(d)	134	134
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 3/15/2032 (b)(d)	189	190
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4468% 3/15/2032 (b)(d)	182	183
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 6/15/2031 (b)(d)	293	294
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 3/15/2032 (b)(d)	103	103
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	1,271	1,301
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	1,773	1,791
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	3,393	3,486
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8468% 11/15/2032 (b)(d)	2,037	2,034
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	7,575	7,675
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 2/15/2033 (b)(d)	38,583	38,798
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8468% 3/15/2034 (b)(d)	50,645	50,256
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	4,741	4,833
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	146,048	145,903
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	36,514	36,147
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	14,321	14,661
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	1,573	1,596
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	23,011	22,676
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	20	20
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	7,608	7,751
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3007 Class EW, 5.5% 7/15/2025	33	33
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (i)	401	395
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1532% 2/15/2036 (d)(h)	2,364	213
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (i)	8,143	6,668
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (i)	4,411	3,656
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	7,666	7,939
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	31,542	32,226
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2132% 11/15/2036 (d)(h)	10,977	963
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	2,346	2,404
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1332% 6/15/2037 (d)(h)	7,321	816
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.6968% 5/15/2037 (b)(d)	8,555	8,447
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	26,597	26,712
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	35,745	35,827
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	205,247	205,456
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	289,170	289,495
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	5,403	5,330
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	32,670	30,377
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (h)	5	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (h)	31	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (h)	18,129	653
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	15,596	15,402
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	64,763	61,742
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4690 Class CA, 3% 11/15/2036	1,598,226	1,536,520
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	206,021	164,613
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	491,899	442,831
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	402,413	366,600
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	122,412	102,623
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	119,362	106,367
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	408,360	343,015
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	4,884,874	4,121,235
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class BA, 2.5% 5/25/2032	402,917	398,522
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	267,933	253,412
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5092 Class CL, 3% 4/25/2041	1,361,271	1,232,716
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	492,138	433,872
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	473,854	409,690
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	137,826	114,153
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	501,848	438,859
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	181,642	152,399
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	179,354	148,784
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	516,849	443,099
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	185,247	158,388
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	636,995	545,797
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	514,394	442,485
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	444,275	381,097
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	126,140	111,206
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	841,296	730,264
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	113,977	97,686
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	288,242	247,007
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	124,182	109,390
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	241,539	206,927
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	148,450	125,176
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	2,131,023	1,861,796
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	241,540	206,927
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	94,222	83,088
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	382,252	339,378
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	427,000	369,017
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	124,322	112,338
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	513,869	466,665
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	100,998	89,196
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	191,044	168,576
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	115,558	108,140
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	422,070	394,882
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	761,480	710,214
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	249,212	234,863
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	401,959	378,258
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	218,222	218,020
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	465,606	459,944
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.322% 10/25/2054 (b)(d)	861,039	856,102
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(d)	5,160,047	5,137,723
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (b)(d)	1,801,086	1,785,628
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.572% 10/25/2054 (b)(d)	3,401,485	3,395,110
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(d)	3,632,429	3,621,893
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	1,583	1,612
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	885	900
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	237	240
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7663% 5/20/2060 (b)(d)(j)	13,158	13,172
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7334% 8/20/2060 (b)(d)(j)	124,899	125,021
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.8134% 12/20/2060 (b)(d)(j)	69,086	69,244
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 12/20/2060 (b)(d)(j)	67,161	67,402
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 2/20/2061 (b)(d)(j)	66,220	66,493
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.9234% 2/20/2061 (b)(d)(j)	75,423	75,725
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 4/20/2061 (b)(d)(j)	67,163	67,398
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 5/20/2061 (b)(d)(j)	61,561	61,829
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 5/20/2061 (b)(d)(j)	62,162	62,399
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.9634% 6/20/2061 (b)(d)(j)	65,126	65,395
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9834% 9/20/2061 (b)(d)(j)	23,897	23,994
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0334% 10/20/2061 (b)(d)(j)	75,901	76,295
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1334% 11/20/2061 (b)(d)(j)	83,857	84,359
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1334% 1/20/2062 (b)(d)(j)	45,606	45,879
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0634% 1/20/2062 (b)(d)(j)	89,867	90,395
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0634% 3/20/2062 (b)(d)(j)	46,834	47,079
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0834% 5/20/2061 (b)(d)(j)	2,200	2,201
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (j)	1	1
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (j)	175	164
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 5.0334% 8/20/2063 (b)(d)(j)	2,613	2,628
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0334% 1/20/2064 (b)(d)(j)	4,780	4,806
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.0334% 12/20/2063 (b)(d)(j)	9,529	9,582
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 6/20/2064 (b)(d)(j)	19,556	19,624
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.7134% 5/20/2063 (b)(d)(j)	2,943	2,928
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (j)	266	250
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.6334% 4/20/2063 (b)(d)(j)	2,728	2,703
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (d)(j)	12,525	12,216
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.59% 5/20/2066 (b)(d)(j)	81,108	80,838
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.8334% 12/20/2062 (b)(d)(j)	1,516	1,508
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	52,718	47,464
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.44% 8/20/2066 (b)(d)(j)	104,637	104,119
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (j)	341,882	331,645
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	92,591	93,499
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	11,764	11,669
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0569% 5/16/2034 (d)(h)	2,378	154
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2469% 6/16/2037 (d)(h)	4,455	436
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9389% 7/20/2037 (b)(d)	33,943	33,832
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.9189% 1/20/2038 (b)(d)	8,839	8,800
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 5.2989% 8/20/2038 (b)(d)	46,459	46,934
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 5.3389% 9/20/2038 (b)(d)	35,287	35,687
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 5.0432% 11/16/2039 (b)(d)	48,390	48,325
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.9732% 12/16/2039 (b)(d)	27,830	27,735
Ginnie Mae REMIC pass-thru certificates Series 2009-118 Class XZ, 5% 12/20/2039	765,166	779,492
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	7,673	7,268
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	102,987	99,705
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	409,498	391,819
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	22,700	21,955
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	207,366	209,697
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9863% 3/20/2060 (b)(d)(j)	15,339	15,416
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (h)	8,425	363
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	15,756	15,420
Ginnie Mae REMIC pass-thru certificates Series 2011-69 Class GX, 4.5% 5/16/2040	82,633	82,352
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6611% 7/20/2041 (d)(h)	9,438	898
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.8389% 8/20/2042 (b)(d)	37,389	36,705
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	41,902	41,081
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	201,206	180,293
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	75,976	69,896
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	128,728	114,509
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	102,915	92,393
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	39,776	36,249
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	191,561	168,388
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	108,321	96,588
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	88,297	79,039
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	110,270	101,409
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	99,331	91,930
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (c)	3,610,422	3,498,155
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(d)	1,000,000	1,001,122
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (c)	328,348	304,789
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(d)	551,349	510,334
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (c)(d)	2,139,000	2,141,245
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (c)	325,137	302,470
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (c)	171,199	158,062
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (c)	439,197	404,435
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (c)	84,151	83,047
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (c)	127,493	123,999
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (c)	464,686	462,886
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (c)	834,474	782,682
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (c)	3,394,660	3,249,779
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (c)	1,027,817	999,982
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (c)	319,786	311,934
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (c)(d)	181,414	175,411
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (c)	2,481,028	2,409,371
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)	1,138,904	1,097,074
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (c)	559,223	526,766
TOTAL UNITED STATES		158,835,220
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $158,474,100)		158,835,220

Commercial Mortgage Securities - 5.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/Llc Series 2019-RK1 Class BT, 4.45% 4/15/2038 (c)	308,000	295,398
UNITED STATES - 5.2%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(c)(d)	3,220,000	3,233,486
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.8787% 4/15/2042 (b)(c)(d)	240,000	238,639
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 8.3677% 10/15/2034 (b)(c)(d)	170,000	170,094
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (c)	605,596	576,560
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (c)	132,000	122,250
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.7186% 11/5/2032 (c)(d)	100,000	89,141
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.479% 1/15/2039 (b)(c)(d)	911,441	908,023
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.879% 1/15/2039 (b)(c)(d)	172,312	170,912
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.479% 1/15/2039 (b)(c)(d)	123,339	122,144
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	157,148	153,116
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8227% 7/15/2049 (d)	818,000	782,625
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,000,000	973,674
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	124,543	123,253
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	259,984	256,853
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (d)	385,000	355,106
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	535,571	518,133
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	86,819	83,535
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	962,049	877,713
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	91,426	87,708
BANK Series 2022-BNK39 Class C, 3.2689% 2/15/2055 (d)	194,000	160,117
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (d)	800,000	799,699
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (d)	200,000	204,614
BANK5 Series 2024-5YR11 Class C, 6.3221% 11/15/2057 (d)	225,000	225,215
BANK5 Series 2024-5YR12 Class C, 6.3026% 12/15/2057 (d)	161,000	162,162
BANK5 Series 2025-5YR14 Class A3, 5.646% 4/15/2058	1,400,000	1,445,437
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	950,000	825,227
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5874% 4/15/2053 (d)	134,000	112,918
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	200,000	185,446
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	150,000	147,522
BBCMS Mortgage Trust Series 2024-C26 Class D, 4.5% 5/15/2057 (c)	290,000	223,145
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	120,000	117,301
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	118,000	117,665
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.8473% 3/15/2058 (c)(d)	213,000	202,450
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (d)	368,000	362,879
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (c)	100,000	75,542
Bbcms Mtg Tr Series 2025-5C34 Class A3, 5.659% 5/15/2058	2,000,000	2,065,257
Bbcms Mtg Tr Series 2025-5C34 Class C, 7.0335% 5/15/2058	760,000	790,339
BBCMS Trust Series 2024-5C27 Class C, 6.7% 7/15/2057 (d)	500,000	510,241
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	521,156	515,582
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	4,151,000	4,057,755
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.0654% 8/15/2052 (d)(h)	7,284,050	208,174
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.75% 12/15/2062 (d)(h)	4,165,159	88,914
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.3885% 7/15/2053 (c)(d)	600,000	586,567
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (c)(d)	242,000	221,945
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (c)(d)	265,000	239,805
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	300,000	259,095
Benchmark Mortgage Trust Series 2022-B33 Class C, 3.614% 3/15/2055 (d)	400,000	308,406
Benchmark Mortgage Trust Series 2024-V11 Class C, 6.295% 11/15/2057	596,000	599,656
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.9682% 11/15/2041 (b)(c)(d)	393,000	392,096
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 8.0176% 8/15/2026 (b)(c)(d)	463,499	462,986
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6709% 3/15/2041 (b)(c)(d)	3,061,866	3,063,780
Bmo 2025-C12 Mortgage Trust Series 2025-C12 Class C, 6.5243% 6/15/2058 (d)	462,000	466,777
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (d)	100,000	97,812
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (d)	245,000	246,881
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.7075% 4/15/2058 (d)(h)	6,399,513	194,543
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.7007% 6/15/2041 (b)(c)(d)	2,072,000	2,073,295
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9703% 6/15/2041 (b)(c)(d)	1,023,000	1,023,639
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.17% 6/15/2041 (b)(c)(d)	723,000	723,452
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (c)(d)	8,606,000	8,649,085
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (c)(d)	264,000	266,395
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.001% 11/5/2039 (c)(d)	1,125,000	1,141,318
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2267% 4/15/2037 (b)(c)(d)	11,035,000	11,031,552
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7757% 4/15/2037 (b)(c)(d)	900,000	899,438
BPR Trust Series 2023-BRK2 Class C, 8.335% 10/5/2038 (c)(d)	616,000	645,449
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (c)(d)	120,000	120,705
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (c)(d)	70,000	64,437
Bway Trust Series 2025-1535 Class B, 7.4615% 5/5/2042 (c)(d)	290,000	299,858
Bx Coml Mtg Tr 2023-Vlt3 Series 2023-VLT3 Class C, CME Term SOFR 1 month Index + 3.438%, 7.7667% 11/15/2028 (b)(c)(d)	1,000,000	1,000,000
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.5488% 3/11/2044 (c)(d)	520,000	468,006
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (c)(d)	481,000	421,512
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class F, CME Term SOFR 1 month Index + 3.2578%, 7.5865% 2/15/2039 (b)(c)(d)	945,000	937,322
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 8.4345% 2/15/2039 (b)(c)(d)	334,600	332,142
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 8.0167% 5/15/2034 (b)(c)(d)	2,033,233	2,025,608
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class A, 5.4104% 11/13/2046 (c)(d)	262,000	259,562
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.8015% 11/13/2046 (c)(d)	100,000	99,344
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class C, 6.192% 11/13/2046 (c)(d)	239,000	238,353
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 7.8715% 11/13/2046 (c)(d)	944,000	981,668
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7204% 3/15/2041 (b)(c)(d)	16,782,814	16,793,303
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8435% 6/15/2038 (b)(c)(d)	5,327,936	5,322,941
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class E, CME Term SOFR 1 month Index + 1.9145%, 6.2435% 6/15/2038 (b)(c)(d)	2,873,070	2,869,478
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class F, CME Term SOFR 1 month Index + 2.4645%, 6.7935% 6/15/2038 (b)(c)(d)	530,426	529,598
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2435% 6/15/2038 (b)(c)(d)	1,315,107	1,312,230
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8197% 4/15/2037 (b)(c)(d)	1,423,558	1,423,558
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.97% 5/15/2041 (c)(d)	5,677,001	5,684,098
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 8.017% 5/15/2041 (b)(c)(d)	796,660	794,009
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3753% 4/15/2034 (b)(c)(d)	383,377	379,782
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6753% 4/15/2034 (b)(c)(d)	614,000	604,023
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9753% 4/15/2034 (b)(c)(d)	406,000	398,895
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2753% 4/15/2034 (b)(c)(d)	426,000	418,013
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.5424% 3/9/2044 (c)(d)	11,671,000	10,635,603
BX Commercial Mortgage Trust Series 2021-CIP Class E, CME Term SOFR 1 month Index + 2.9345%, 7.2635% 12/15/2038 (b)(c)(d)	517,231	515,615
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.6625% 12/15/2038 (b)(c)(d)	699,318	694,073
BX Commercial Mortgage Trust Series 2021-IRON Class E, CME Term SOFR 1 month Index + 2.4645%, 6.7935% 2/15/2038 (b)(c)(d)	242,703	233,086
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1326% 10/15/2036 (b)(c)(d)	2,316,000	2,305,883
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3423% 10/15/2036 (b)(c)(d)	268,000	266,492
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5421% 10/15/2036 (b)(c)(d)	2,044,000	2,029,948
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7418% 10/15/2036 (b)(c)(d)	349,000	345,946
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.391% 10/15/2036 (b)(c)(d)	2,036,000	2,022,003
BX Commercial Mortgage Trust Series 2021-VINO Class F, CME Term SOFR 1 month Index + 2.9168%, 7.2458% 5/15/2038 (b)(c)(d)	633,500	631,322
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3416% 2/15/2039 (b)(c)(d)	2,280,465	2,276,189
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.641% 2/15/2039 (b)(c)(d)	683,900	681,763
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.8904% 2/15/2039 (b)(c)(d)	819,700	816,114
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.2895% 2/15/2039 (b)(c)(d)	538,300	535,608
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0901% 12/9/2040 (b)(c)(d)	5,153,115	5,174,083
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5195% 12/9/2040 (b)(c)(d)	278,527	279,311
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.9689% 12/9/2040 (b)(c)(d)	148,214	148,631
BX Commercial Mortgage Trust Series 2024-AIR2 Class D, CME Term SOFR 1 month Index + 2.7905%, 7.1195% 10/15/2041 (b)(c)(d)	359,693	359,693
BX Commercial Mortgage Trust Series 2024-AIRC Class D, CME Term SOFR 1 month Index + 3.0892%, 7.4179% 8/15/2039 (b)(c)(d)	397,995	398,991
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.8682% 11/15/2041 (b)(c)(d)	1,250,000	1,245,785
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6215% 12/15/2039 (b)(c)(d)	1,324,052	1,324,052
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7721% 4/15/2040 (b)(c)(d)	9,180,000	9,181,068
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 6.0717% 4/15/2040 (b)(c)(d)	3,295,000	3,276,543
BX Commercial Mortgage Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 8.0189% 4/15/2040 (b)(c)(d)	1,088,000	1,079,172
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7% 6/15/2035 (b)(c)(d)	1,604,000	1,606,164
Bx Tr 2025-Tail Series 2025-TAIL Class D, CME Term SOFR 1 month Index + 2.45%, 6.75% 6/15/2035 (b)(c)(d)	528,000	528,000
Bx Tr 2025-Tail Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 7.6% 6/15/2035 (b)(c)(d)	330,000	330,000
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (c)(d)	1,363,000	1,235,193
BX Trust 2019-OC11 Series 2019-OC11 Class XA, 0.742% 12/9/2041 (c)(d)(h)	50,900,000	1,489,863
BX Trust 2021-VOL Series 2021-VOLT Class D, CME Term SOFR 1 month Index + 1.7645%, 6.0932% 9/15/2036 (b)(c)(d)	1,000,000	993,750
BX Trust 2021-VOL Series 2021-VOLT Class E, CME Term SOFR 1 month Index + 2.1145%, 6.4432% 9/15/2036 (b)(c)(d)	1,000,000	992,500
BX Trust 2021-VOL Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.2932% 9/15/2036 (b)(c)(d)	726,000	716,585
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.2181% 7/15/2029 (b)(c)(d)	947,000	933,979
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.2666% 7/15/2029 (b)(c)(d)	1,750,000	1,729,977
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7706% 4/15/2041 (b)(c)(d)	4,177,756	4,182,978
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0202% 4/15/2041 (b)(c)(d)	665,520	666,352
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.2699% 4/15/2041 (b)(c)(d)	553,062	553,753
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.2689% 11/15/2041 (b)(c)(d)	120,556	120,631
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.2675% 11/15/2041 (b)(c)(d)	579,771	576,692
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	11,499,000	11,412,758
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7222% 3/15/2030 (b)(c)(d)	1,684,000	1,667,160
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.872% 3/15/2030 (b)(c)(d)	2,372,000	2,330,490
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 7.27% 3/15/2030 (b)(c)(d)	593,000	578,193
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (c)(d)	2,451,000	2,254,727
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.7385% 11/15/2038 (b)(c)(d)	514,379	508,271
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2435% 2/15/2036 (b)(c)(d)	200,000	199,875
BX Trust Series 2021-LBA Class EJV, CME Term SOFR 1 month Index + 2.1145%, 6.4435% 2/15/2036 (b)(c)(d)	1,345,000	1,332,391
BX Trust Series 2021-LBA Class EV, CME Term SOFR 1 month Index + 2.1145%, 6.4435% 2/15/2036 (b)(c)(d)	304,462	301,607
Bx Trust Series 2021-SDMF Class F, CME Term SOFR 1 month Index + 2.0515%, 6.3805% 9/15/2034 (b)(c)(d)	613,190	605,525
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1135% 6/15/2038 (b)(c)(d)	7,567,124	7,562,395
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2687% 4/15/2037 (b)(c)(d)	650,300	650,300
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6187% 4/15/2037 (b)(c)(d)	147,000	147,000
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1677% 4/15/2037 (b)(c)(d)	123,200	123,200
BX Trust Series 2022-IND Class E, CME Term SOFR 1 month Index + 3.987%, 8.3157% 4/15/2037 (b)(c)(d)	402,500	402,500
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 7.0287% 1/15/2039 (b)(c)(d)	1,225,000	1,217,344
BX Trust Series 2022-VAMF Class E, CME Term SOFR 1 month Index + 2.7%, 7.0287% 1/15/2039 (b)(c)(d)	396,000	392,443
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.6277% 1/15/2039 (b)(c)(d)	823,000	812,410
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7707% 2/15/2039 (b)(c)(d)	5,662,878	5,669,950
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1203% 2/15/2039 (b)(c)(d)	1,738,636	1,740,266
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 3/15/2041 (b)(c)(d)	1,098,905	1,099,591
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2696% 3/15/2041 (b)(c)(d)	1,458,500	1,459,412
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4787% 2/15/2035 (b)(c)(d)	4,486,000	4,469,178
BX Trust Series 2025-DIME Class E, 7.3287% 2/15/2035 (c)	610,000	605,269
Bx Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 8.28% 6/15/2040 (b)(c)(d)	100,000	100,000
BX Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 7.5194% 3/15/2042 (b)(c)(d)	447,000	443,648
BX Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 8.2684% 3/15/2042 (b)(c)(d)	379,000	370,893
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.696% 12/15/2037 (b)(c)(d)	100,000	99,938
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)	1,833,060	1,764,841
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	228,740	224,591
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	245,012	238,113
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	287,607	278,727
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	400,000	393,471
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.3118% 11/10/2042 (c)(d)	775,000	672,080
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (c)(d)	600,000	502,002
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	475,007	453,650
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.3597% 7/10/2028 (c)(d)	732,000	747,146
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 5.8524% 10/12/2040 (c)(d)	150,000	151,005
COMM Mortgage Trust Series 2014-CR20 Class C, 4.6707% 11/10/2047 (d)(l)	236,398	228,029
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (d)	875,000	845,416
COMM Mortgage Trust Series 2015-DC1 Class C, 4.2871% 2/10/2048 (d)	688,000	622,358
COMM Mortgage Trust Series 2015-LC19 Class C, 4.1051% 2/10/2048 (d)(l)	355,000	342,196
COMM Mortgage Trust Series 2017-COR2 Class C, 4.5872% 9/10/2050 (d)	126,000	118,725
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	824,434	812,538
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2172% 8/15/2041 (b)(c)(d)	351,000	348,295
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (c)(d)	100,000	80,708
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2578% 6/15/2050 (d)	490,000	420,886
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	310,071	306,644
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	280,000	271,999
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 month Index + 2.297%, 6.626% 12/15/2030 (b)(c)(d)	1,296,000	1,205,638
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (c)(d)	153,000	127,607
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (c)	155,955	154,177
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	800,000	694,060
DBJPM Mortgage Trust Series 2020-C9 Class B, 2.567% 8/15/2053	275,000	228,892
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3519% 8/10/2044 (c)(d)	610,655	584,702
DC Commercial Mortgage Trust Series 2023-DC Class C, 7.1405% 9/12/2040 (c)(d)	150,000	154,331
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.1405% 9/12/2040 (c)(d)	438,000	438,030
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (c)(d)	524,000	535,054
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.7308% 1/15/2041 (c)(d)	1,100,000	1,098,859
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1445% 11/15/2038 (b)(c)(d)	10,046,306	10,021,190
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5637% 11/15/2038 (b)(c)(d)	1,134,679	1,130,779
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.1105% 11/15/2038 (b)(c)(d)	163,809	162,888
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.0584% 11/15/2038 (b)(c)(d)	1,498,256	1,481,730
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (b)(c)(d)	158,000	159,246
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (c)(d)	133,000	134,281
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (c)(d)	100,000	100,948
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5235% 7/15/2038 (b)(c)(d)	5,661,861	5,661,861
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8235% 7/15/2038 (b)(c)(d)	3,216,479	3,216,479
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1435% 7/15/2038 (b)(c)(d)	2,849,372	2,849,372
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6935% 7/15/2038 (b)(c)(d)	2,122,018	2,122,018
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.1435% 7/15/2038 (b)(c)(d)	943,501	943,500
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class F, CME Term SOFR 1 month Index + 4.25%, 8.5787% 12/15/2039 (b)(c)(d)	274,000	273,573
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.9787% 12/15/2039 (b)(c)(d)	460,000	459,648
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	76,381	76,147
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,900,000	1,858,568
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	900,000	882,273
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	2,100,000	2,072,113
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.0801% 11/10/2039 (c)(d)	500,000	517,060
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	92,387	89,540
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	800,000	771,811
GS Mortgage Securities Trust Series 2019-GC38 Class B, 4.309% 2/10/2052	269,000	254,633
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.6973% 9/10/2052 (d)	717,551	614,098
GS Mortgage Securities Trust Series 2020-GC45 Class SWB, 3.2185% 12/13/2039 (c)(d)	445,000	381,144
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 10/15/2036 (b)(c)(d)	2,253,000	2,238,919
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5935% 10/15/2036 (b)(c)(d)	160,000	158,800
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9935% 10/15/2036 (b)(c)(d)	132,000	131,010
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (c)(d)	1,250,000	1,258,263
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.538% 8/10/2041 (c)(d)	100,000	99,610
GS Mortgage Securities Trust Series 2024-RVR Class D, 6.4576% 8/10/2041 (c)(d)	352,000	348,737
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.7767% 11/25/2041 (b)(c)(d)	180,000	180,011
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (c)(d)	1,000,000	966,505
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (c)(d)	2,000,000	1,917,500
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/2035 (c)	125,000	122,469
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 8.179% 3/15/2042 (b)(c)(d)	176,000	175,010
Ip 2025-Ip Mtg Tr Series 2025-IP, 7.851% 6/10/2042 (c)(d)	240,000	240,000
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 Class C, 4.502% 2/15/2047 (d)	372,000	356,197
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.671% 1/15/2048 (c)(d)	575,000	477,244
JPMBB Commercial Mortgage Securities Trust Series 2015-C33 Class A3, 3.5043% 12/15/2048	151,699	151,044
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	212,105	207,711
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	229,190	226,158
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (c)	476,000	451,098
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (c)	103,000	78,560
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (c)	159,000	101,403
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (c)(d)(h)	2,000,000	24,284
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class E, CME Term SOFR 1 month Index + 2.8145%, 7.1435% 4/15/2038 (b)(c)(d)	290,000	289,819
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.3145%, 7.6435% 4/15/2038 (b)(c)(d)	495,000	494,536
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class D, 5.7972% 10/5/2039 (c)(d)	354,000	348,532
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (c)(d)	400,000	386,945
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 6.2% 8/15/2038 (b)(c)(d)	99,185	97,574
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.75% 8/15/2038 (b)(c)(d)	693,306	680,307
KNDR Trust Series 2021-KIND Class E, CME Term SOFR 1 month Index + 3.3645%, 7.7% 8/15/2038 (b)(c)(d)	372,937	364,238
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 7.3287% 3/15/2042 (b)(c)(d)	276,000	273,648
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 6.9697% 10/15/2041 (b)(c)(d)	550,000	549,313
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 8.0168% 6/15/2039 (b)(c)(d)	1,000,000	998,750
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.7657% 6/15/2039 (b)(c)(d)	215,000	214,113
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (c)	1,206,374	1,168,874
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.624% 5/15/2039 (b)(c)(d)	2,726,000	2,644,220
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1226% 5/15/2039 (b)(c)(d)	1,630,000	1,483,300
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4218% 5/15/2039 (b)(c)(d)	913,000	821,700
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8706% 5/15/2039 (b)(c)(d)	812,000	726,675
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5435% 3/15/2038 (b)(c)(d)	22,642	22,486
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8435% 3/15/2038 (b)(c)(d)	206,500	204,693
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1935% 3/15/2038 (b)(c)(d)	180,600	178,343
LV Trust Series 2024-SHOW Class C, 6.0739% 10/10/2041 (c)(d)	128,000	127,842
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (c)	200,000	203,500
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0444% 4/15/2038 (b)(c)(d)	1,720,000	1,718,925
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6444% 4/15/2038 (b)(c)(d)	1,280,000	1,279,200
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8435% 5/15/2038 (b)(c)(d)	112,800	112,377
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 7/15/2038 (b)(c)(d)	200,000	199,750
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.6435% 7/15/2038 (b)(c)(d)	800,000	798,000
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.1935% 7/15/2038 (b)(c)(d)	1,500,000	1,497,188
MHP Commercial Mortgage Trust Series 2022-MHIL Class E, CME Term SOFR 1 month Index + 2.6106%, 6.9393% 1/15/2039 (b)(c)(d)	444,000	440,948
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.5879% 1/15/2039 (b)(c)(d)	785,600	779,708
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.2862% 1/15/2027 (b)(c)(d)	979,200	977,495
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.7138% 5/15/2046 (d)	144,000	132,193
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.8018% 5/15/2046 (c)(d)	120,000	109,047
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	592,609	584,240
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.0115% 5/15/2048 (d)	561,000	508,082
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	1,000,000	973,667
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	500,000	487,920
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	515,000	491,512
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	442,000	412,244
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	471,000	414,405
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	5,485,000	5,390,516
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	359,438	345,383
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (c)	950,210	985,005
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 0.865% 5/5/2029 (c)(d)(h)	7,953,014	246,117
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(d)	140,000	130,819
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.0803% 9/24/2057 (c)(d)	152,000	142,632
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0181% 12/15/2056 (d)	647,000	656,526
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (c)(d)	1,134,000	1,150,141
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4178% 11/15/2040 (b)(c)(d)	367,518	368,537
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1667% 11/15/2040 (b)(c)(d)	2,688,000	2,688,000
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (c)	840,000	693,252
PRM5 Trust Series 2025-PRM5 Class D, 5.6245% 3/10/2033 (c)(d)	164,000	162,220
PRM5 Trust Series 2025-PRM5 Class E, 6.8678% 3/10/2033 (c)(d)	600,000	597,660
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (c)	737,000	769,218
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5172% 11/15/2034 (b)(c)(d)	239,000	238,348
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.5157% 11/15/2034 (b)(c)(d)	199,000	197,867
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9287% 10/15/2041 (b)(c)(d)	460,000	459,712
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.7787% 10/15/2041 (b)(c)(d)	100,000	99,062
SMRT Trust Series 2022-MINI Class D, CME Term SOFR 1 month Index + 1.95%, 6.279% 1/15/2039 (b)(c)(d)	250,000	245,625
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.679% 1/15/2039 (b)(c)(d)	250,000	243,001
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3287% 2/15/2039 (b)(c)(d)	457,000	447,897
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9787% 2/15/2039 (b)(c)(d)	237,000	229,919
SREIT Trust Series 2021-FLWR Class F, CME Term SOFR 1 month Index + 2.787%, 7.116% 7/15/2036 (b)(c)(d)	800,000	796,000
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.174% 11/15/2038 (b)(c)(d)	11,643,959	11,629,405
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.523% 11/15/2038 (b)(c)(d)	4,163,170	4,150,160
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7722% 11/15/2038 (b)(c)(d)	507,499	505,596
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0214% 11/15/2038 (b)(c)(d)	333,859	332,607
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.417% 11/15/2038 (b)(c)(d)	1,048,552	1,044,403
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 8.0596% 10/15/2034 (b)(c)(d)	482,000	479,992
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.994% 11/15/2036 (b)(c)(d)	1,230,000	1,211,902
SWCH Commercial Mortgage Trust Series 2025-DATA Class D, CME Term SOFR 1 month Index + 2.6412%, 6.9699% 2/15/2042 (b)(c)(d)	385,000	380,665
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.5676% 2/15/2042 (b)(c)(d)	1,071,000	1,059,099
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5716% 12/15/2039 (b)(c)(d)	4,410,000	4,408,616
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9211% 12/15/2039 (b)(c)(d)	1,074,000	1,069,970
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.3206% 12/15/2039 (b)(c)(d)	2,027,000	2,014,238
TCO Commercial Mortgage Trust Series 2024-DPM Class D, CME Term SOFR 1 month Index + 2.7408%, 7.0695% 12/15/2039 (b)(c)(d)	590,000	579,824
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	1,113,225	1,099,592
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9712% 12/15/2050 (d)(h)	1,113,394	23,337
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (c)	1,382,000	1,145,429
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (c)	1,276,000	1,018,236
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class B, 2.967% 8/15/2049	455,000	400,449
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.4932% 7/15/2048 (b)(c)(d)	2,800,000	2,800,398
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	901,646	887,520
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.3944% 11/15/2049 (d)	621,000	589,954
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	288,015	284,832
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	322,285	318,845
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8551% 12/15/2050 (d)(h)	3,208,930	56,212
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9005% 8/15/2051 (d)(h)	2,206,011	42,548
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	376,818	361,366
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6435% 5/15/2031 (b)(c)(d)	953,000	945,910
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.7145%, 7.0435% 2/15/2040 (b)(c)(d)	460,800	460,528
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.8268% 7/15/2035 (c)(d)	415,000	420,032
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3334% 11/15/2057 (d)	100,000	100,726
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3194% 8/15/2041 (b)(c)(d)	700,000	698,291
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 8/15/2041 (b)(c)(d)	1,500,000	1,492,496
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (c)(d)	3,206,000	3,196,466
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class C, 4.0092% 3/15/2045 (d)	170,000	161,740
TOTAL UNITED STATES		360,530,461
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $359,986,097)		360,825,859

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc	21,185	52,751
Industrials - 0.0%
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	2,969	17,784
Spirit Aviation Holdings Inc	2,516	15,071
		32,855
TOTAL UNITED STATES		85,606
TOTAL COMMON STOCKS (Cost $259,322)		85,606

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	1,312,460	1,259,664
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	463,000	423,225
ON Semiconductor Corp 0% 5/1/2027 (m)	390,000	420,732
Wolfspeed Inc 1.875% 12/1/2029	1,962,000	353,160
		1,197,117
Software - 0.0%
Core Scientific Inc 0% 6/15/2031 (c)(m)	827,000	769,110
Core Scientific Inc 3% 9/1/2029 (c)	101,000	128,775
		897,885
TOTAL INFORMATION TECHNOLOGY		2,095,002

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	917,000	866,107
Redfin Corp 0.5% 4/1/2027	1,423,000	1,264,762
		2,130,869
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	389,000	403,587
TOTAL UNITED STATES		5,889,122
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $6,388,138)		5,889,122

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (l) (Cost $681,295)	28,293	681,295

Fixed-Income Funds - 5.6%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (n) (Cost $393,190,187)	4,009,730	385,134,566

Foreign Government and Government Agency Obligations - 1.0%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (c)		330,000	296,753
Angola Republic 8.75% 4/14/2032 (c)		200,000	164,561
Angola Republic 9.375% 5/8/2048 (c)		270,000	198,045
Angola Republic 9.5% 11/12/2025 (c)		315,000	314,705
TOTAL ANGOLA			974,064
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (k)		3,616,809	2,832,413
Argentine Republic 1% 7/9/2029		364,721	300,165
Argentine Republic 3.5% 7/9/2041 (k)		460,000	285,837
Argentine Republic 4.125% 7/9/2035 (k)		3,529,989	2,374,800
Argentine Republic 5% 1/9/2038 (k)		825,000	587,483
Bonos Para La Reconstruccion De Una Argentina Libre 0% 6/30/2025 (m)		30,132	5,050
Provincia de Cordoba 6.99% 6/1/2027 (c)(k)		225,000	219,615
TOTAL ARGENTINA			6,605,363
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (c)		230,000	195,141
Republic of Armenia 6.75% 3/12/2035 (c)		260,000	247,626
TOTAL ARMENIA			442,767
BAHAMAS (NASSAU) - 0.0%
Bahamas Government International Bond 6% 11/21/2028 (c)		200,000	193,399
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (c)		190,000	172,484
Bahrain Kingdom 7.5% 2/12/2036 (c)		100,000	101,750
TOTAL BAHRAIN			274,234
BARBADOS - 0.0%
Barbados Government 6.5% 10/1/2029 (c)		283,500	269,892
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (c)		250,000	227,813
Republic of Benin 8.375% 1/23/2041 (c)		100,000	92,609
TOTAL BENIN			320,422
BERMUDA - 0.0%
Bermuda 3.375% 8/20/2050 (c)		140,000	89,381
Bermuda 3.717% 1/25/2027 (c)		300,000	294,938
Bermuda 4.75% 2/15/2029 (c)		280,000	278,600
Bermuda 5% 7/15/2032 (c)		140,000	135,695
TOTAL BERMUDA			798,614
BRAZIL - 0.0%
Federative Republic of Brazil 3.875% 6/12/2030		345,000	321,023
Federative Republic of Brazil 6% 10/20/2033		200,000	196,250
Federative Republic of Brazil 7.125% 1/20/2037		340,000	351,135
Federative Republic of Brazil 7.125% 5/13/2054		100,000	92,600
Federative Republic of Brazil 8.25% 1/20/2034		605,000	679,415
TOTAL BRAZIL			1,640,423
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	220,000	146,408
Canadian Government 2% 6/1/2032	CAD	1,335,000	909,555
Canadian Government 2.75% 6/1/2033	CAD	400,000	284,170
TOTAL CANADA			1,340,133
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		805,000	709,608
Chilean Republic 2.75% 1/31/2027		200,000	194,000
Chilean Republic 3.1% 1/22/2061		575,000	336,375
Chilean Republic 4.34% 3/7/2042		200,000	169,200
Chilean Republic 5.33% 1/5/2054		240,000	220,320
TOTAL CHILE			1,629,503
COLOMBIA - 0.2%
Colombian Republic 3% 1/30/2030		440,000	376,860
Colombian Republic 3.125% 4/15/2031		240,000	196,416
Colombian Republic 3.25% 4/22/2032		200,000	156,900
Colombian Republic 4.125% 5/15/2051		200,000	112,000
Colombian Republic 5% 6/15/2045		750,000	498,000
Colombian Republic 5.2% 5/15/2049		365,000	240,170
Colombian Republic 7.375% 4/25/2030		200,000	205,980
Colombian Republic 7.375% 9/18/2037		100,000	94,688
Colombian Republic 8% 11/14/2035		1,110,000	1,111,110
Colombian Republic 8% 4/20/2033		130,000	133,283
Colombian Republic 8.5% 4/25/2035		200,000	206,380
Colombian Republic 8.75% 11/14/2053		1,350,000	1,316,925
TOTAL COLOMBIA			4,648,712
COSTA RICA - 0.0%
Costa Rica Government International Bond 5.625% 4/30/2043 (c)		90,000	79,920
Costa Rica Government International Bond 7.3% 11/13/2054 (c)		200,000	204,400
TOTAL COSTA RICA			284,320
COTE D'IVOIRE - 0.0%
Ivory Coast Government International Bond 6.125% 6/15/2033 (c)		560,000	496,825
Ivory Coast Government International Bond 8.075% 4/1/2036 (c)		200,000	188,511
Ivory Coast Government International Bond 8.25% 1/30/2037 (c)		145,000	136,119
TOTAL COTE D'IVOIRE			821,455
DOMINICAN REPUBLIC - 0.2%
Dominican Republic Bond 4.5% 1/30/2030 (c)		1,400,000	1,316,000
Dominican Republic Bond 4.875% 9/23/2032 (c)		705,000	642,960
Dominican Republic Bond 5.95% 1/25/2027 (c)		3,260,000	3,277,930
Dominican Republic Bond 6% 7/19/2028 (c)		715,000	722,150
Dominican Republic Bond 6.5% 2/15/2048 (c)		150,000	139,350
Dominican Republic Bond 6.6% 6/1/2036 (c)		135,000	134,325
Dominican Republic Bond 6.85% 1/27/2045 (c)		135,000	130,451
Dominican Republic Bond 7.05% 2/3/2031 (c)		150,000	155,640
Dominican Republic Bond 7.15% 2/24/2055 (c)		210,000	206,220
Dominican Republic Bond 7.45% 4/30/2044 (c)		235,000	241,580
TOTAL DOMINICAN REPUBLIC			6,966,606
ECUADOR - 0.0%
Republic of Ecuador 5.5% 7/31/2035 (c)(k)		655,000	406,755
Republic of Ecuador 6.9% 7/31/2030 (c)(k)		526,601	408,247
TOTAL ECUADOR			815,002
EGYPT - 0.0%
Arab Republic of Egypt 7.5% 1/31/2027 (c)		370,000	373,170
Arab Republic of Egypt 7.5% 2/16/2061 (c)		495,000	338,451
Arab Republic of Egypt 7.6003% 3/1/2029 (c)		245,000	240,243
Arab Republic of Egypt 7.625% 5/29/2032 (c)		135,000	121,205
Arab Republic of Egypt 7.903% 2/21/2048 (c)		200,000	144,780
Arab Republic of Egypt 8.5% 1/31/2047 (c)		360,000	275,317
Arab Republic of Egypt 8.7002% 3/1/2049 (c)		200,000	155,250
TOTAL EGYPT			1,648,416
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (c)		150,000	2,700
El Salvador Republic 7.1246% 1/20/2050 (c)		150,000	121,725
El Salvador Republic 7.65% 6/15/2035 (c)		80,000	75,680
El Salvador Republic 9.25% 4/17/2030 (c)		205,000	214,238
El Salvador Republic 9.65% 11/21/2054 (c)		150,000	149,625
TOTAL EL SALVADOR			563,968
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (c)		200,000	149,250
Gabonese Republic 7% 11/24/2031 (c)		260,000	193,396
TOTAL GABON			342,646
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (c)		230,000	220,571
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (c)(m)		10,037	8,154
Ghana Republic 0% 7/3/2026 (c)(m)		9,600	9,288
Ghana Republic 5% 7/3/2029 (c)(k)		131,800	119,938
Ghana Republic 5% 7/3/2035 (c)(k)		144,200	106,348
TOTAL GHANA			243,728
GUATEMALA - 0.0%
Guatemala Government Bond 6.125% 6/1/2050 (c)		230,000	204,240
Guatemala Government Bond 6.6% 6/13/2036 (c)		230,000	230,460
TOTAL GUATEMALA			434,700
HUNGARY - 0.0%
Hungary Government 3.125% 9/21/2051 (c)		405,000	235,248
Hungary Government 5.25% 6/16/2029 (c)		200,000	200,750
Hungary Government 5.5% 6/16/2034 (c)		280,000	271,164
Hungary Government 6.25% 9/22/2032 (c)		140,000	144,813
Hungary Government 6.75% 9/25/2052 (c)		100,000	99,925
TOTAL HUNGARY			951,900
INDONESIA - 0.2%
Indonesia Government 3.2% 9/23/2061		200,000	122,500
Indonesia Government 3.85% 10/15/2030		125,000	120,488
Indonesia Government 4.2% 10/15/2050		2,100,000	1,659,000
Indonesia Government 4.35% 1/11/2048		200,000	163,800
Indonesia Government 5.125% 1/15/2045 (c)		500,000	467,800
Indonesia Government 5.25% 1/17/2042 (c)		200,000	192,800
Indonesia Government 5.95% 1/8/2046 (c)		200,000	204,590
Indonesia Government 6.75% 1/15/2044 (c)		260,000	286,520
Indonesia Government 7.75% 1/17/2038 (c)		455,000	545,090
Indonesia Government 8.5% 10/12/2035 (c)		670,000	836,160
TOTAL INDONESIA			4,598,748
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		270,000	167,184
Israel Government 5.75% 3/12/2054		200,000	177,344
TOTAL ISRAEL			344,528
JAPAN - 0.0%
Japan Government 0.9% 9/20/2034	JPY	65,000,000	430,528
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (c)		115,000	99,072
Jordan Government 7.75% 1/15/2028 (c)		230,000	235,895
TOTAL JORDAN			334,967
KENYA - 0.0%
Republic of Kenya Government Bond 6.3% 1/23/2034 (c)		105,000	83,638
Republic of Kenya Government Bond 9.75% 2/16/2031 (c)		260,000	259,431
TOTAL KENYA			343,069
LEBANON - 0.0%
Lebanon Republic 5.8% (o)(p)		290,000	50,169
Lebanon Republic 6.375% (o)(p)		365,000	63,145
TOTAL LEBANON			113,314
MEXICO - 0.0%
United Mexican States 2.659% 5/24/2031		160,000	136,320
United Mexican States 3.25% 4/16/2030		300,000	273,600
United Mexican States 3.5% 2/12/2034		260,000	213,590
United Mexican States 3.75% 1/11/2028		300,000	293,288
United Mexican States 3.75% 4/19/2071		360,000	194,355
United Mexican States 4.875% 5/19/2033		200,000	184,750
United Mexican States 5.75% 10/12/2110		410,000	309,601
United Mexican States 6% 5/7/2036		340,000	325,550
United Mexican States 6.05% 1/11/2040		455,000	422,354
United Mexican States 6.338% 5/4/2053		200,000	175,600
United Mexican States 6.35% 2/9/2035		300,000	298,950
United Mexican States 6.875% 5/13/2037		200,000	202,400
United Mexican States 7.375% 5/13/2055		350,000	345,975
TOTAL MEXICO			3,376,333
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (c)		245,000	238,263
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (c)		420,000	430,605
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (c)		230,000	237,944
MULTI-NATIONAL - 0.0%
European Union 4% 4/4/2044 (p)	EUR	730,000	873,611
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (c)		590,000	547,042
Republic of Nigeria 6.5% 11/28/2027 (c)		205,000	198,530
Republic of Nigeria 7.143% 2/23/2030 (c)		200,000	184,000
Republic of Nigeria 7.625% 11/21/2025 (c)		335,000	336,360
Republic of Nigeria 7.696% 2/23/2038 (c)		200,000	163,250
Republic of Nigeria 7.875% 2/16/2032 (c)		200,000	180,950
TOTAL NIGERIA			1,610,132
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (c)		395,000	398,530
Oman Sultanate 6% 8/1/2029 (c)		490,000	504,916
Oman Sultanate 6.25% 1/25/2031 (c)		270,000	282,185
Oman Sultanate 6.5% 3/8/2047 (c)		170,000	166,019
Oman Sultanate 6.75% 1/17/2048 (c)		255,000	256,068
TOTAL OMAN			1,607,718
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (c)		360,000	350,730
Islamic Republic of Pakistan 6.875% 12/5/2027 (c)		105,000	97,422
Islamic Republic of Pakistan 7.375% 4/8/2031 (c)		470,000	400,200
TOTAL PAKISTAN			848,352
PANAMA - 0.0%
Panamanian Republic 3.298% 1/19/2033		165,000	130,040
Panamanian Republic 3.87% 7/23/2060		255,000	137,003
Panamanian Republic 4.5% 4/16/2050		420,000	267,120
Panamanian Republic 7.875% 3/1/2057		250,000	243,250
Panamanian Republic 8% 3/1/2038		200,000	207,100
TOTAL PANAMA			984,513
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (c)		125,000	104,575
Republic of Paraguay 4.95% 4/28/2031 (c)		265,000	259,948
Republic of Paraguay 5.4% 3/30/2050 (c)		150,000	126,007
Republic of Paraguay 6.65% 3/4/2055 (c)		200,000	194,900
TOTAL PARAGUAY			685,430
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		330,000	291,225
Peruvian Republic 3% 1/15/2034		190,000	157,795
Peruvian Republic 3.3% 3/11/2041		205,000	149,035
TOTAL PERU			598,055
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		200,000	126,620
Philippine Republic 5.5% 1/17/2048		125,000	119,860
Philippine Republic 5.6% 5/14/2049		240,000	231,149
Philippine Republic 5.609% 4/13/2033		240,000	249,236
Philippine Republic 5.95% 10/13/2047		250,000	252,813
TOTAL PHILIPPINES			979,678
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (c)		75,000	74,407
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (c)		85,000	88,836
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (c)		355,000	342,685
Republic of Poland 5.5% 3/18/2054		115,000	104,032
Republic of Poland 5.5% 4/4/2053		145,000	131,841
Republic of Poland 5.75% 11/16/2032		175,000	182,446
TOTAL POLAND			924,247
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (c)		455,000	379,698
State of Qatar 4.625% 6/2/2046 (c)		480,000	423,492
State of Qatar 4.817% 3/14/2049 (c)		370,000	328,560
State of Qatar 5.103% 4/23/2048 (c)		555,000	515,595
State of Qatar 9.75% 6/15/2030 (c)		135,000	167,568
TOTAL QATAR			1,814,913
ROMANIA - 0.0%
Romanian Republic 3% 2/27/2027 (c)		105,000	100,406
Romanian Republic 3.625% 3/27/2032 (c)		200,000	167,376
Romanian Republic 4% 2/14/2051 (c)		221,000	132,477
Romanian Republic 6.625% 2/17/2028 (c)		90,000	91,926
Romanian Republic 7.125% 1/17/2033 (c)		40,000	40,580
Romanian Republic 7.5% 2/10/2037 (c)		314,000	315,272
TOTAL ROMANIA			848,037
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (c)		275,000	231,344
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (c)		305,000	251,346
Kingdom of Saudi Arabia 3.25% 10/22/2030 (c)		595,000	553,909
Kingdom of Saudi Arabia 3.45% 2/2/2061 (c)		450,000	268,781
Kingdom of Saudi Arabia 3.75% 1/21/2055 (c)		315,000	208,688
Kingdom of Saudi Arabia 4.5% 10/26/2046 (c)		410,000	328,410
Kingdom of Saudi Arabia 4.5% 4/22/2060 (c)		590,000	445,822
Kingdom of Saudi Arabia 4.625% 10/4/2047 (c)		300,000	243,936
Kingdom of Saudi Arabia 5% 1/18/2053 (c)		200,000	166,311
Kingdom of Saudi Arabia 5.75% 1/16/2054 (c)		200,000	186,062
TOTAL SAUDI ARABIA			2,653,265
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (c)		675,000	483,894
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (c)		365,000	303,498
Republic of Serbia 6% 6/12/2034 (c)		110,000	108,969
Republic of Serbia 6.5% 9/26/2033 (c)		200,000	206,400
TOTAL SERBIA			618,867
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		200,000	197,996
South African Republic 5% 10/12/2046		200,000	134,500
South African Republic 5.65% 9/27/2047		220,000	159,500
South African Republic 5.75% 9/30/2049		250,000	180,625
South African Republic 5.875% 4/20/2032		200,000	191,825
South African Republic 7.1% 11/19/2036 (c)		335,000	324,290
TOTAL SOUTH AFRICA			1,188,736
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (c)(k)		138,250	119,978
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (c)(k)		262,332	203,635
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (c)(k)		199,093	155,293
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (c)(k)		99,504	77,240
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (c)(k)		48,374	32,709
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (c)		104,640	97,446
TOTAL SRI LANKA			686,301
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		225,000	222,138
Turkish Republic 4.75% 1/26/2026		435,000	433,717
Turkish Republic 4.875% 10/9/2026		430,000	425,507
Turkish Republic 4.875% 4/16/2043		620,000	419,275
Turkish Republic 5.125% 2/17/2028		225,000	218,105
Turkish Republic 5.25% 3/13/2030		85,000	79,134
Turkish Republic 5.75% 5/11/2047		200,000	143,099
Turkish Republic 5.875% 6/26/2031		180,000	167,355
Turkish Republic 6% 1/14/2041		470,000	372,898
Turkish Republic 6.625% 2/17/2045		200,000	162,636
Turkish Republic 7.125% 7/17/2032		250,000	244,688
Turkish Republic 7.625% 5/15/2034		200,000	199,750
Turkish Republic 9.125% 7/13/2030		350,000	380,342
Turkish Republic 9.375% 1/19/2033		335,000	369,234
Turkish Republic 9.375% 3/14/2029		780,000	844,479
Turkish Republic 9.875% 1/15/2028		410,000	444,465
TOTAL TURKEY			5,126,822
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (c)(k)		56,813	27,412
Ukraine Government 0% 2/1/2034 (c)(k)		212,307	79,084
Ukraine Government 0% 2/1/2035 (c)(k)		304,411	146,878
Ukraine Government 0% 2/1/2036 (c)(k)		184,509	88,841
Ukraine Government 0% 8/1/2041 (c)(d)		160,000	115,600
Ukraine Government 1.75% 2/1/2029 (c)(k)		343,290	209,408
Ukraine Government 1.75% 2/1/2034 (c)(k)		422,544	205,990
Ukraine Government 1.75% 2/1/2035 (c)(k)		192,527	92,413
Ukraine Government 1.75% 2/1/2036 (c)(k)		136,722	64,259
TOTAL UKRAINE			1,029,885
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (c)		400,000	253,828
Emirate of Abu Dhabi 3.125% 9/30/2049 (c)		1,175,000	778,438
Emirate of Abu Dhabi 3.875% 4/16/2050 (c)		285,000	214,428
Emirate of Abu Dhabi 5.5% 4/30/2054 (c)		200,000	193,614
Emirate of Dubai 3.9% 9/9/2050 (p)		305,000	213,485
Emirate of Dubai 5.25% 1/30/2043 (p)		200,000	186,270
TOTAL UNITED ARAB EMIRATES			1,840,063
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		350,000	314,405
Uruguay Republic 5.75% 10/28/2034		140,000	145,719
TOTAL URUGUAY			460,124
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.9% 10/19/2031 (c)		230,000	193,430
VENEZUELA - 0.0%
Venezuela Republic 11.95% (o)(p)		560,000	99,456
Venezuela Republic 12.75% (o)(p)		105,000	18,423
Venezuela Republic 9.25% (o)		1,285,000	244,150
TOTAL VENEZUELA			362,029
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (c)		465,000	282,488
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $69,185,366)			69,811,071

Non-Convertible Corporate Bonds - 24.3%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (c)		75,000	73,026
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (c)		140,000	139,300
YPF SA 8.25% 1/17/2034 (c)		140,000	137,747

TOTAL ARGENTINA			277,047
AUSTRALIA - 0.1%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 2.688% 3/11/2031 (c)		525,000	460,139
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(d)		517,000	484,813
Westpac Banking Corp 4.11% 7/24/2034 (d)		744,000	712,397
			1,657,349
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (p)	EUR	328,000	344,900
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (d)(p)	GBP	318,000	390,187
TOTAL FINANCIALS			2,392,436

Materials - 0.1%
Metals & Mining - 0.1%
Mineral Resources Ltd 8% 11/1/2027 (c)		1,780,000	1,778,303
Mineral Resources Ltd 8.125% 5/1/2027 (c)		685,000	685,524
			2,463,827
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	410,000	278,657
TOTAL AUSTRALIA			5,134,920
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (c)		360,000	363,053
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (p)		200,000	207,700

TOTAL AZERBAIJAN			570,753
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (c)		290,000	295,823
Bapco Energies BSC Closed 8.375% 11/7/2028 (c)		80,000	84,460

TOTAL BAHRAIN			380,283
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (c)		480,000	449,842
BELGIUM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (c)		400,000	394,000
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039		800,000	802,114
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049		1,824,000	1,789,976
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059		1,933,000	1,930,938
			4,523,028
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (p)	EUR	500,000	571,772
TOTAL CONSUMER STAPLES			5,094,800

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (p)	EUR	400,000	458,809
Financials - 0.0%
Banks - 0.0%
KBC Group NV 3.5% 1/21/2032 (d)(p)	EUR	500,000	574,302
KBC Group NV 6.324% 9/21/2034 (c)(d)		502,000	530,213
			1,104,515
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (p)	EUR	400,000	456,401
TOTAL BELGIUM			7,508,525
BRAZIL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 8.875% 9/13/2033 (c)		125,000	134,185
NBM US Holdings Inc 6.625% 8/6/2029 (c)		330,000	330,619
			464,804
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (c)		160,000	139,600
TOTAL CONSUMER STAPLES			604,404

Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (c)		179,696	167,612
Yinson Boronia Production BV 8.947% 7/31/2042 (c)		545,149	567,511
			735,123
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (c)		566,197	444,465
Petrorio Luxembourg Holding Sarl 6.125% 6/9/2026 (c)		190,000	190,902
			635,367
TOTAL ENERGY			1,370,490

Financials - 0.0%
Financial Services - 0.0%
Cosan Luxembourg SA 7.25% 6/27/2031 (c)		465,000	479,531
Industrials - 0.0%
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% 8/28/2029 (o)		188,748	3,775
Azul Secured Finance LLP 11.93% 8/28/2028 (o)		298,117	80,492
Azul Secured Finance LLP U.S. SOFR Averages Index + 8.25%, 4.2808% 1/28/2030 pay-in-kind (b)(c)(d)(o)		100,895	124,605
			208,872
Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (c)		150,000	99,000
Braskem Netherlands Finance BV 7.25% 2/13/2033 (c)		430,000	374,315
Braskem Netherlands Finance BV 8.5% 1/12/2031 (c)		235,000	225,036
			698,351
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (c)		245,000	231,647
CSN Resources SA 5.875% 4/8/2032 (c)		195,000	159,218
CSN Resources SA 8.875% 12/5/2030 (c)		200,000	195,422
ERO Copper Corp 6.5% 2/15/2030 (c)		770,000	757,488
Nexa Resources SA 6.6% 4/8/2037 (c)		200,000	198,373
Nexa Resources SA 6.75% 4/9/2034 (c)		60,000	61,170
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(d)		1,417,080	1,372,796
Usiminas International Sarl 7.5% 1/27/2032 (c)		315,000	317,343
Vale Overseas Ltd 6.4% 6/28/2054		305,000	290,445
			3,583,902
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (c)		200,000	206,175
Suzano Austria GmbH 3.75% 1/15/2031		95,000	85,934
Suzano Austria GmbH 5% 1/15/2030		440,000	427,746
			719,855
TOTAL MATERIALS			5,002,108

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (c)		80,000	84,100
TOTAL BRAZIL			7,749,505
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.75% 9/19/2029 (c)(p)		1,600,000	1,600,000
CANADA - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (d)		184,000	185,440
Rogers Communications Inc 7.125% 4/15/2055 (d)		184,000	184,267
			369,707
Consumer Discretionary - 0.0%
Automobiles - 0.0%
New Flyer Holdings Inc 0% 7/1/2030 (c)(q)		225,000	225,000
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (c)		1,445,000	1,453,339
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (c)		619,000	631,274
			2,084,613
TOTAL CONSUMER DISCRETIONARY			2,309,613

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (c)		150,000	100,139
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (c)		210,000	183,681
			283,820
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 7.375% 3/15/2032 (c)		375,000	340,409
Canadian Natural Resources Ltd 2.05% 7/15/2025		5,400,000	5,382,208
Canadian Natural Resources Ltd 3.85% 6/1/2027		2,700,000	2,661,499
Canadian Natural Resources Ltd 5.85% 2/1/2035		525,000	522,147
Cenovus Energy Inc 3.75% 2/15/2052		210,000	136,960
Cenovus Energy Inc 5.25% 6/15/2037		717,000	663,835
Cenovus Energy Inc 5.4% 6/15/2047		146,000	125,633
Cenovus Energy Inc 6.75% 11/15/2039		58,000	61,091
Parkland Corp 4.625% 5/1/2030 (c)		300,000	281,875
Parkland Corp 6.625% 8/15/2032 (c)		1,180,000	1,182,618
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)(d)		477,000	475,651
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (c)(d)		63,000	63,590
			11,897,516
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The 3.375% 3/5/2033 (d)(p)	EUR	1,300,000	1,465,150
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (c)		150,000	147,798
TOTAL FINANCIALS			1,612,948

Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6.75% 6/15/2033 (c)		380,000	385,324
Bombardier Inc 7% 6/1/2032 (c)		1,470,000	1,503,391
			1,888,715
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (c)		1,740,000	1,794,601
TOTAL INDUSTRIALS			3,683,316

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (c)		700,000	651,492
Open Text Corp 3.875% 2/15/2028 (c)		1,495,000	1,432,072
			2,083,564
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		1,229,000	1,218,551
Methanex Corp 5.25% 12/15/2029		260,000	252,177
Methanex Corp 5.65% 12/1/2044		551,000	422,827
NOVA Chemicals Corp 7% 12/1/2031 (c)		570,000	596,123
			2,489,678
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (c)		835,000	830,271
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (c)		445,000	444,918
Hudbay Minerals Inc 4.5% 4/1/2026 (c)		65,000	64,423
			509,341
TOTAL MATERIALS			3,829,290

TOTAL CANADA			26,069,774
CHILE - 0.1%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (c)		1,003,000	956,298
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (c)		70,000	61,950
VTR Comunicaciones SpA 5.125% 1/15/2028 (c)		315,000	296,100
			358,050
TOTAL COMMUNICATION SERVICES			1,314,348

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (c)		200,000	200,125
Empresa Nacional del Petroleo 6.15% 5/10/2033 (c)		85,000	85,796
			285,921
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (c)		420,000	420,300
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (c)		385,000	330,488
Antofagasta PLC 5.625% 5/13/2032 (c)		110,000	110,412
Corp Nacional del Cobre de Chile 3% 9/30/2029 (c)		50,000	45,625
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (c)		150,000	136,887
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (c)		595,000	390,320
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (c)		115,000	110,026
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (c)		150,000	150,332
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (c)		140,000	134,019
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (c)		80,000	81,750
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (c)		200,000	198,750
			1,688,609
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (c)		200,000	200,336
Inversiones CMPC SA 3% 4/6/2031 (c)		235,000	202,265
			402,601
TOTAL MATERIALS			2,091,210

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (c)		224,826	223,154
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (c)		74,400	76,362
			299,516
TOTAL CHILE			4,411,295
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd 1.81% 1/26/2026 (c)		110,000	107,950
Tencent Holdings Ltd 2.39% 6/3/2030 (c)		225,000	204,161
Tencent Holdings Ltd 3.975% 4/11/2029 (c)		80,000	78,612
			390,723
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV 3.061% 7/13/2031 (c)		200,000	172,191
Prosus NV 3.68% 1/21/2030 (c)		280,000	258,563
Prosus NV 4.027% 8/3/2050 (c)		270,000	173,308
Prosus NV 4.193% 1/19/2032 (c)		140,000	127,247
			731,309
Hotels, Restaurants & Leisure - 0.0%
Meituan 4.625% 10/2/2029 (c)		290,000	288,435
TOTAL CONSUMER DISCRETIONARY			1,019,744

Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (c)		270,000	269,253
TOTAL CHINA			1,679,720
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (c)		410,000	358,238
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (c)		195,000	188,845
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (c)		1,420,000	650,360
Ecopetrol SA 4.625% 11/2/2031		160,000	132,352
Ecopetrol SA 8.375% 1/19/2036		115,000	109,370
Ecopetrol SA 8.875% 1/13/2033		630,000	641,151
Geopark Ltd 5.5% 1/17/2027 (c)		235,000	222,956
Geopark Ltd 8.75% 1/31/2030 (c)		235,000	187,119
Gran Tierra Energy Inc 9.5% 10/15/2029 (c)		933,000	653,100
			2,596,408
TOTAL ENERGY			2,785,253

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (d)		200,000	209,475
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (c)		265,000	268,463
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (c)		1,350,000	1,167,413
Termocandelaria Power SA 7.75% 9/17/2031 (c)		225,000	223,875
			1,391,288
TOTAL COLOMBIA			5,012,717
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (c)		735,000	715,616
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (c)		195,000	207,026
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (c)		250,000	248,630
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (p)	EUR	500,000	455,826
CPI Property Group SA 6% 1/27/2032 (p)	EUR	300,000	343,190

TOTAL CZECH REPUBLIC			799,016
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (p)	EUR	325,000	368,503
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (p)	EUR	150,000	175,848
TOTAL CONSUMER STAPLES			544,351

Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (d)(p)	EUR	1,015,000	1,187,518
Jyske Bank A/S 3.625% 4/29/2031 (d)(p)	EUR	265,000	304,559
Jyske Bank A/S 5.125% 5/1/2035 (d)(p)	EUR	468,000	559,371
			2,051,448
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk Finance Netherlands BV 3.625% 5/27/2037 (p)	EUR	725,000	827,136
TOTAL DENMARK			3,422,935
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (c)		230,000	232,857
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (c)(r)		970,000	1,008,524
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (c)		190,000	179,018
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (p)	EUR	100,000	115,324
Citycon Treasury BV 5.375% 7/8/2031 (p)	EUR	100,000	115,617
			230,941
TOTAL FINLAND			1,418,483
FRANCE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 1/15/2029 (c)		855,000	718,655
Altice France SA 5.125% 7/15/2029 (c)		2,830,000	2,387,992
Altice France SA 5.5% 1/15/2028 (c)		284,000	244,470
Altice France SA 5.5% 10/15/2029 (c)		591,000	502,108
Iliad Holding SASU 7% 4/15/2032 (c)		505,000	508,247
Iliad Holding SASU 8.5% 4/15/2031 (c)		310,000	326,527
			4,687,999
Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (d)(p)	EUR	100,000	113,822
RCI Banque SA 5.5% 10/9/2034 (d)(p)	EUR	200,000	238,542
			352,364
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (c)		1,020,000	1,064,175
Viridien 10% 10/15/2030 (c)		425,000	401,060
			1,465,235
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 2.159% 9/15/2029 (c)(d)		532,000	488,253
BNP Paribas SA 2.219% 6/9/2026 (c)(d)		1,520,000	1,519,222
BNP Paribas SA 3.132% 1/20/2033 (c)(d)		650,000	567,760
BNP Paribas SA 3.945% 2/18/2037 (d)(p)	EUR	900,000	1,015,314
BNP Paribas SA 5.786% 1/13/2033 (c)(d)		5,406,000	5,537,319
BPCE SA 4.25% 7/16/2035 (d)(p)	EUR	100,000	115,828
BPCE SA 5.716% 1/18/2030 (c)(d)		250,000	255,471
Societe Generale SA 1.488% 12/14/2026 (c)(d)		1,953,000	1,916,355
Societe Generale SA 5.5% 4/13/2029 (c)(d)		3,692,000	3,736,648
Societe Generale SA 6.691% 1/10/2034 (c)(d)		798,000	840,662
			15,992,832
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (p)	EUR	249,000	256,949
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (p)	EUR	200,000	246,227
Electricite de France SA 5.5% 1/25/2035 (p)	GBP	400,000	516,205
			762,432
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (p)	EUR	300,000	346,722
Engie SA 4.25% 9/6/2034 (p)	EUR	400,000	476,459
			823,181
TOTAL UTILITIES			1,585,613

TOTAL FRANCE			24,340,992
GERMANY - 0.6%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (p)	EUR	300,000	347,430
Schaeffler AG 4.75% 8/14/2029 (p)	EUR	300,000	344,028
Schaeffler AG 5.375% 4/1/2031 (p)	EUR	200,000	230,496
ZF Europe Finance BV 4.75% 1/31/2029 (p)	EUR	500,000	541,720
ZF North America Capital Inc 6.875% 4/14/2028 (c)		1,020,000	1,010,891
			2,474,565
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (p)	EUR	225,000	258,491
Financials - 0.4%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (d)(p)	EUR	300,000	343,004
Commerzbank AG 4.875% 10/16/2034 (d)(p)	EUR	200,000	236,271
Commerzbank AG 8.625% 2/28/2033 (d)(p)	GBP	200,000	287,588
			866,863
Capital Markets - 0.4%
Deutsche Bank AG 6.125% 12/12/2030 (d)(p)	GBP	900,000	1,244,861
Deutsche Bank AG/New York NY 4.1% 1/13/2026		1,100,000	1,094,290
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)		10,000,000	9,956,006
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (d)		5,000,000	5,069,168
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)		980,000	1,022,733
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (d)		2,377,000	2,515,124
			20,902,182
Financial Services - 0.0%
KfW 1.125% 6/15/2037 (p)	EUR	110,000	101,400
TOTAL FINANCIALS			21,870,445

Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer AG 4.625% 5/26/2033 (p)	EUR	200,000	239,192
Bayer US Finance II LLC 4.25% 12/15/2025 (c)		3,209,000	3,197,068
Bayer US Finance LLC 6.375% 11/21/2030 (c)		617,000	649,405
Bayer US Finance LLC 6.5% 11/21/2033 (c)		709,000	738,218
			4,823,883
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.125% 6/5/2032 (p)	EUR	550,000	624,572
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO 2 Wohneigentum GmbH 20% 6/30/2025 (l)	EUR	100,000	113,544
Accentro Real Estate AG 5.625% 2/13/2026 (k)(p)	EUR	504,000	211,739
LEG Immobilien SE 3.875% 1/20/2035 (p)	EUR	400,000	444,411
Sirius Real Estate Ltd 4% 1/22/2032 (p)	EUR	300,000	336,009
			1,105,703
Utilities - 0.1%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (p)	EUR	500,000	568,986
Amprion GmbH 3.625% 5/21/2031 (p)	EUR	100,000	116,065
Amprion GmbH 3.875% 6/5/2036 (p)	EUR	300,000	341,401
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (d)(p)	EUR	600,000	632,556
EnBW International Finance BV 3.5% 7/22/2031 (p)	EUR	200,000	232,202
EnBW International Finance BV 3.75% 11/20/2035 (p)	EUR	850,000	967,183
			2,858,393
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.875% 4/16/2034 (c)		782,000	794,082
Multi-Utilities - 0.0%
E.ON SE 3.5% 4/16/2033 (p)	EUR	550,000	629,571
TOTAL UTILITIES			4,282,046

TOTAL GERMANY			35,439,705
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (c)		695,000	667,895
Kosmos Energy Ltd 7.5% 3/1/2028 (c)		341,000	278,447
Kosmos Energy Ltd 7.75% 5/1/2027 (c)		130,000	112,915
Kosmos Energy Ltd 8.75% 10/1/2031 (c)		1,010,000	767,812
Tullow Oil PLC 10.25% 5/15/2026 (c)		1,399,000	1,210,275

TOTAL GHANA			3,037,344
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (c)		665,000	672,471
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
CT Trust 5.125% 2/3/2032 (c)		350,000	320,250
Millicom International Cellular SA 4.5% 4/27/2031 (c)		165,000	146,850
Millicom International Cellular SA 5.125% 1/15/2028 (c)		1,017,000	995,389
Millicom International Cellular SA 6.25% 3/25/2029 (c)		1,440,000	1,428,552
Millicom International Cellular SA 7.375% 4/2/2032 (c)		245,000	247,664
			3,138,705
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (c)		235,000	225,835
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (c)		255,000	244,035
TOTAL GUATEMALA			3,608,575
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 2.95% 11/3/2033 (d)(p)		690,000	637,358
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (c)		265,000	244,403
TOTAL HONG KONG			881,761
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (c)		85,000	86,318
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (p)		200,000	203,781
TOTAL HUNGARY			290,099
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 4.15% 7/18/2025 (c)		215,000	214,248
Shriram Finance Ltd 6.625% 4/22/2027 (c)		135,000	135,168
			349,416
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (c)		220,000	204,573
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (c)		265,000	261,688
TOTAL INDIA			815,677
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (c)		325,000	319,131
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (c)		315,000	326,025
Medco Oak Tree Pte Ltd 7.375% 5/14/2026 (c)		50,000	50,624
Pertamina Persero PT 4.175% 1/21/2050 (c)		185,000	133,733
			829,513
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (c)		125,000	124,516
Freeport Indonesia PT 5.315% 4/14/2032 (c)		265,000	261,225
Freeport Indonesia PT 6.2% 4/14/2052 (c)		150,000	143,561
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (c)		450,000	452,396
			981,698
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (c)		90,000	90,562
TOTAL INDONESIA			1,901,773
IRELAND - 0.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (c)(q)		900,000	904,500
Financials - 0.4%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		868,000	841,261
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		3,909,000	3,689,963
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		5,872,000	5,214,090
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		561,000	559,211
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		2,000,000	2,055,194
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		4,752,000	4,890,103
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (d)		519,000	511,568
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025		731,000	731,314
			18,492,704
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (c)		950,000	944,348
GGAM Finance Ltd 6.875% 4/15/2029 (c)		1,935,000	1,971,165
GGAM Finance Ltd 8% 2/15/2027 (c)		325,000	334,420
TrueNoord Capital DAC 8.75% 3/1/2030 (c)		485,000	502,963
			3,752,896
TOTAL FINANCIALS			22,245,600

Industrials - 0.3%
Air Freight & Logistics - 0.0%
AerCap Global Aviation Trust 6.5% 6/15/2045 (c)(d)		250,000	250,261
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (c)		290,000	287,882
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (c)		880,000	874,071
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (c)		4,604,000	4,590,807
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (c)		428,000	426,473
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (c)		2,337,000	2,337,421
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (c)		3,000,000	3,051,332
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (c)		3,000,000	3,054,496
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (c)		5,341,000	5,528,935
			20,151,417
TOTAL INDUSTRIALS			20,401,678

TOTAL IRELAND			43,551,778
ISRAEL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 4.875% 3/30/2026 (c)(p)		605,000	596,366
Energean Israel Finance Ltd 5.375% 3/30/2028 (c)(p)		395,000	374,853
Energean Israel Finance Ltd 5.875% 3/30/2031 (c)(p)		360,000	330,480
Energean PLC 6.5% 4/30/2027 (c)		889,000	868,998
Leviathan Bond Ltd 6.125% 6/30/2025 (c)(p)		78,245	78,111
Leviathan Bond Ltd 6.5% 6/30/2027 (c)(p)		200,000	197,497
			2,446,305
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		120,000	118,883
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		620,000	625,545
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		215,000	231,969
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		620,000	626,167
			1,602,564
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (c)(p)		260,000	230,329
TOTAL ISRAEL			4,279,198
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(d)		242,000	218,035
Intesa Sanpaolo SpA 5.71% 1/15/2026 (c)		3,773,000	3,781,598
Intesa Sanpaolo SpA 6.625% 6/20/2033 (c)		599,000	637,911
			4,637,544
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 5.5% 6/26/2034 (c)		300,000	300,396
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (c)		345,000	345,344
TOTAL UTILITIES			645,740

TOTAL ITALY			5,283,284
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (c)		230,000	227,196
JAPAN - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 5.856% 6/15/2035 (c)		340,000	350,561
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (c)		195,000	163,740
KazMunayGas National Co JSC 5.375% 4/24/2030 (c)		30,000	29,605
KazMunayGas National Co JSC 5.75% 4/19/2047 (c)		80,000	67,120
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (c)		225,000	196,875

TOTAL KAZAKHSTAN			457,340
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (c)		240,000	245,466
POSCO 5.875% 1/17/2033 (c)		70,000	71,117

TOTAL KOREA (SOUTH)			316,583
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (c)		125,000	117,226
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (c)		1,790,000	1,368,174
Altice France Holding SA 6% 2/15/2028 (c)		865,000	315,012
			1,683,186
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (c)		465,000	457,275
TOTAL COMMUNICATION SERVICES			2,140,461

Financials - 0.0%
Financial Services - 0.0%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (p)	EUR	289,000	343,116
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	1,929,600	644,692
			987,808
Industrials - 0.0%
Electrical Equipment - 0.0%
Albion Financing 1 SARL / Aggreko Holdings Inc 7% 5/21/2030 (c)		635,000	645,066
Ground Transportation - 0.0%
Alpha Trains Finance SA 2.064% 6/30/2030 (p)	EUR	233,000	264,306
TOTAL INDUSTRIALS			909,372

Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (c)		245,000	236,811
ION Trading Technologies Sarl 9.5% 5/30/2029 (c)		195,000	201,049
			437,860
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (c)		210,000	183,968
Real Estate - 0.1%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (p)	EUR	100,000	117,287
Real Estate Management & Development - 0.1%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (p)	EUR	697,000	744,004
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (p)	EUR	617,000	655,071
Blackstone Property Partners Europe Holdings Sarl 2.625% 10/20/2028 (p)	GBP	254,000	313,820
Logicor Financing Sarl 1.625% 1/17/2030 (p)	EUR	181,000	188,239
Logicor Financing Sarl 2% 1/17/2034 (p)	EUR	428,000	411,434
Logicor Financing Sarl 4.25% 7/18/2029 (p)	EUR	100,000	116,725
P3 Group Sarl 4% 4/19/2032 (p)	EUR	300,000	342,241
			2,771,534
TOTAL REAL ESTATE			2,888,821

TOTAL LUXEMBOURG			7,548,290
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (c)		265,000	233,200
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (c)		235,000	147,439
Petronas Capital Ltd 3.5% 4/21/2030 (c)		120,000	113,832
			261,271
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (c)		450,000	442,260
TOTAL MALAYSIA			936,731
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (c)		510,000	512,071
MEXICO - 1.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (c)		205,000	165,793
Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV 5.761% 12/9/2054 (c)		200,000	184,128
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
FEL Energy VI SARL 5.75% 12/1/2040 (c)		112,745	104,391
Petroleos Mexicanos 5.95% 1/28/2031		39,470,000	34,117,868
Petroleos Mexicanos 6.35% 2/12/2048		3,548,000	2,309,748
Petroleos Mexicanos 6.49% 1/23/2027		570,000	560,025
Petroleos Mexicanos 6.5% 3/13/2027		790,000	775,440
Petroleos Mexicanos 6.5% 6/2/2041		85,000	59,805
Petroleos Mexicanos 6.625% 6/15/2035		1,020,000	813,705
Petroleos Mexicanos 6.7% 2/16/2032		5,045,000	4,504,681
Petroleos Mexicanos 6.75% 9/21/2047		13,445,000	9,094,198
Petroleos Mexicanos 6.84% 1/23/2030		1,532,000	1,432,343
Petroleos Mexicanos 6.875% 8/4/2026		200,000	198,180
Petroleos Mexicanos 6.95% 1/28/2060		1,224,000	827,057
Petroleos Mexicanos 7.69% 1/23/2050		4,015,000	2,956,646
			57,754,087
Financials - 0.0%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (c)		215,000	215,538
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KUO SAB De CV 5.75% 7/7/2027 (c)		310,000	303,180
Materials - 0.1%
Chemicals - 0.1%
Braskem Idesa SAPI 7.45% 11/15/2029 (c)		300,000	240,000
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (c)		140,000	115,305
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (c)		370,000	372,109
			727,414
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (c)		155,000	108,113
TOTAL MATERIALS			835,527

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (c)		245,000	246,225
Saavi Energia Sarl 8.875% 2/10/2035 (c)		410,000	417,380
			663,605
TOTAL MEXICO			60,121,858
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (c)		230,000	202,853
OCP SA 6.1% 4/30/2030 (c)		200,000	199,960
OCP SA 6.75% 5/2/2034 (c)		255,000	257,805
OCP SA 6.875% 4/25/2044 (c)		160,000	149,525
OCP SA 7.5% 5/2/2054 (c)		115,000	112,084

TOTAL MOROCCO			922,227
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (p)	EUR	200,000	229,406
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (c)		200,000	182,528
TOTAL COMMUNICATION SERVICES			411,934

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (p)	EUR	400,000	487,407
Sigma Holdco BV 7.875% 5/15/2026 (c)		420,000	417,469
			904,876
Financials - 0.1%
Banks - 0.1%
ABN AMRO Bank NV 3.875% 1/15/2032 (p)	EUR	500,000	583,320
Cooperatieve Rabobank UA 1.125% 5/7/2031 (p)	EUR	600,000	607,833
Cooperatieve Rabobank UA 4.375% 8/4/2025		500,000	499,350
ING Groep NV 3% 8/17/2031 (d)(p)	EUR	1,100,000	1,234,347
ING Groep NV 4.5% 5/23/2029 (d)(p)	EUR	400,000	475,863
			3,400,713
TOTAL NETHERLANDS			4,717,523
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (c)		329,000	321,598
IHS Holding Ltd 6.25% 11/29/2028 (c)		55,000	53,109
IHS Holding Ltd 7.875% 5/29/2030 (c)		525,000	517,781
IHS Holding Ltd 8.25% 11/29/2031 (c)		645,000	641,169
			1,533,657
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 9.125% 3/21/2030 (c)		200,000	189,650
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (c)		158,119	158,514
TOTAL NIGERIA			1,881,821
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)		540,000	529,059
TGS ASA 8.5% 1/15/2030 (c)		518,000	527,065
			1,056,124
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 0.25% 2/23/2029 (d)(p)	EUR	279,000	296,148
DNB Bank ASA 3% 11/29/2030 (d)(p)	EUR	250,000	284,103
			580,251
TOTAL NORWAY			1,636,375
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (c)		1,355,000	1,328,323
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (c)		460,000	421,717
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (c)		1,565,000	1,557,453
TOTAL COMMUNICATION SERVICES			3,307,493

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (c)		105,000	70,816
TOTAL PANAMA			3,378,309
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (c)		303,000	301,485
PERU - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (c)		230,000	220,441
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (c)(d)		235,000	230,829
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Auna SA 10% 12/18/2029 (c)		325,000	346,843
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (c)		170,000	168,776
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (c)		200,000	201,446
Volcan Cia Minera SAA 8.75% 1/24/2030 (c)		836,000	811,589
			1,181,811
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (c)		345,000	337,031
TOTAL PERU			2,316,955
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (c)		260,000	262,766
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (p)	EUR	568,000	585,686
TOTAL POLAND			848,452
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (d)(p)	EUR	300,000	341,747
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (c)		400,000	258,282
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (c)		600,000	434,986

TOTAL PUERTO RICO			693,268
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (c)		170,000	150,778
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (c)		350,000	336,087
QatarEnergy 2.25% 7/12/2031 (c)		925,000	806,128
QatarEnergy 3.125% 7/12/2041 (c)		535,000	387,524
QatarEnergy 3.3% 7/12/2051 (c)		815,000	534,233
			2,063,972
TOTAL QATAR			2,214,750
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (c)		645,218	567,389
SA Global Sukuk Ltd 1.602% 6/17/2026 (c)		340,000	329,050
Saudi Arabian Oil Co 2.25% 11/24/2030 (c)		445,000	391,378
Saudi Arabian Oil Co 3.25% 11/24/2050 (c)		345,000	212,865
Saudi Arabian Oil Co 3.5% 11/24/2070 (c)		135,000	79,143
Saudi Arabian Oil Co 3.5% 4/16/2029 (c)		710,000	678,370
Saudi Arabian Oil Co 4.25% 4/16/2039 (c)		785,000	665,295
Saudi Arabian Oil Co 4.375% 4/16/2049 (c)		120,000	92,119
Saudi Arabian Oil Co 5.875% 7/17/2064 (c)		200,000	179,062
			3,194,671
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (c)		435,000	434,800
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (c)		270,000	264,533
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (c)		400,000	405,444
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (c)		120,000	121,874
			1,226,651
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (c)		335,000	338,553
TOTAL SAUDI ARABIA			4,759,875
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (c)		335,000	331,957
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (c)		1,410,000	1,191,888
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (c)		145,000	145,725
TOTAL COMMUNICATION SERVICES			1,337,613

Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		555,000	541,125
Sasol Financing USA LLC 5.5% 3/18/2031		100,000	81,966
			623,091
Metals & Mining - 0.0%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (c)		200,000	199,695
TOTAL MATERIALS			822,786

Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (c)		350,000	349,563
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (c)		220,000	227,287
			576,850
TOTAL SOUTH AFRICA			2,737,249
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (d)		400,000	408,846
CaixaBank SA 3.625% 9/19/2032 (d)(p)	EUR	600,000	687,797
CaixaBank SA 5.673% 3/15/2030 (c)(d)		280,000	287,573
			1,384,216
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (c)		215,000	204,521
Health Care Equipment & Supplies - 0.0%
Werfen SA/Spain 4.625% 6/6/2028 (p)	EUR	600,000	712,333
TOTAL HEALTH CARE			916,854

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (c)		30,000	28,717
TOTAL SPAIN			2,329,787
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden AB 4.375% 3/6/2027 (p)	EUR	700,000	763,601
Heimstaden Bostad AB 3.875% 11/5/2029 (p)	EUR	475,000	539,530
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (p)	EUR	135,000	136,808

TOTAL SWEDEN			1,439,939
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (c)(d)		1,190,000	1,144,899
UBS Group AG 2.125% 11/15/2029 (d)(p)	GBP	385,000	472,301
UBS Group AG 3.869% 1/12/2029 (c)(d)		1,570,000	1,536,785
UBS Group AG 4.125% 6/9/2033 (d)(p)	EUR	378,000	445,531
UBS Group AG 4.125% 9/24/2025 (c)		500,000	498,848
UBS Group AG 4.194% 4/1/2031 (c)(d)		2,010,000	1,947,883
UBS Group AG 4.55% 4/17/2026		388,000	387,863
UBS Group AG 4.75% 3/17/2032 (d)(p)	EUR	1,093,000	1,334,556
UBS Group AG 5.428% 2/8/2030 (c)(d)		5,000,000	5,099,925
UBS Group AG 6.537% 8/12/2033 (c)(d)		10,000,000	10,735,453
			23,604,044
Insurance - 0.0%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (d)(p)		393,000	391,526
Argentum Netherlands BV for Swiss Re Ltd 5.75% 8/15/2050 (d)(p)		775,000	773,348
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(d)		200,000	197,269
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (d)(p)		374,000	324,408
			1,686,551
TOTAL FINANCIALS			25,290,595

Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (c)		1,515,000	1,360,326
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (c)		519,000	508,033
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (c)		30,000	29,553
			1,897,912
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (c)		790,000	723,722
Consolidated Energy Finance SA 5.625% 10/15/2028 (c)		320,000	258,350
			982,072
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (p)	EUR	125,000	143,995
TOTAL MATERIALS			1,126,067

TOTAL SWITZERLAND			28,314,574
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (c)		1,885,000	1,916,159
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (c)		105,000	67,039
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (c)		140,000	146,169
Industrials - 0.0%
Building Products - 0.0%
Sisecam UK PLC 8.625% 5/2/2032 (c)		220,000	220,000
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (c)		105,000	108,019
TOTAL INDUSTRIALS			328,019

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (c)		139,500	138,628
TOTAL TURKEY			612,816
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (c)		116,756	91,945
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (p)		133,369	128,034

TOTAL UKRAINE			219,979
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (c)		230,000	204,068
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (c)		210,088	184,246
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (c)		790,000	661,033
			1,049,347
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (c)		265,000	237,838
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (c)		230,000	236,150
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (c)		280,000	259,837
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (c)		120,000	113,376
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (c)		390,000	350,272
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (c)		145,000	148,789
Sobha Sukuk Ltd 8.75% 7/17/2028 (p)		200,000	206,506
			1,552,768
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (c)		170,000	160,182
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (c)		295,000	269,188
			429,370
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 6.6227% 4/15/2055 (d)(p)		200,000	200,668
Alpha Star Holding IX Ltd 7% 8/26/2028 (p)		200,000	201,669
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (p)		200,000	206,566
			608,903
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (c)		235,000	176,104
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (c)		150,000	148,620
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (c)		135,000	131,468
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (c)		280,000	264,163
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (c)		85,000	85,819
			806,174
TOTAL UNITED ARAB EMIRATES			4,446,562
UNITED KINGDOM - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (c)		270,000	257,309
Virgin Media Finance PLC 5% 7/15/2030 (c)		40,000	36,273
			293,582
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (c)		1,635,000	1,509,769
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC 4.875% 10/3/2078 (d)(p)	GBP	106,000	142,462
TOTAL COMMUNICATION SERVICES			1,945,813

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (c)		75,000	77,547
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (c)		365,000	381,962
			459,509
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (p)	GBP	200,000	213,322
Marks & Spencer PLC 4.5% 7/10/2027 (k)(p)	GBP	339,000	440,731
			654,053
Hotels, Restaurants & Leisure - 0.1%
InterContinental Hotels Group PLC 3.375% 10/8/2028 (p)	GBP	254,000	323,946
Whitbread Group PLC 2.375% 5/31/2027 (p)	GBP	249,000	317,275
Whitbread Group PLC 3.375% 10/16/2025 (p)	GBP	1,045,000	1,398,180
			2,039,401
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (p)	GBP	648,000	712,771
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (c)		445,000	446,197
TOTAL CONSUMER DISCRETIONARY			4,311,931

Consumer Staples - 0.3%
Tobacco - 0.3%
BAT Capital Corp 4.7% 4/2/2027		1,252,000	1,254,549
BAT Capital Corp 4.906% 4/2/2030		1,500,000	1,508,169
BAT Capital Corp 5.282% 4/2/2050		1,500,000	1,291,732
BAT Capital Corp 6% 2/20/2034		10,000,000	10,403,268
BAT Capital Corp 6.421% 8/2/2033		1,137,000	1,218,870
BAT International Finance PLC 4.125% 4/12/2032 (p)	EUR	1,017,000	1,184,790
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (p)	EUR	902,000	1,108,066
Imperial Brands Finance PLC 3.875% 2/12/2034 (p)	EUR	125,000	139,714
Imperial Brands Finance PLC 6.125% 7/27/2027 (c)		764,000	783,868
Reynolds American Inc 7.25% 6/15/2037		75,000	82,578
			18,975,604
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (c)		2,165,000	2,387,061
Financials - 0.6%
Banks - 0.6%
Barclays PLC 5.088% 6/20/2030 (d)		1,421,000	1,415,521
Barclays PLC 5.2% 5/12/2026		1,318,000	1,321,335
Barclays PLC 5.262% 1/29/2034 (d)(p)	EUR	721,000	901,020
Barclays PLC 5.69% 3/12/2030 (d)		3,094,000	3,172,115
Barclays PLC 5.829% 5/9/2027 (d)		2,370,000	2,391,630
Barclays PLC 6.224% 5/9/2034 (d)		8,576,000	8,953,376
Barclays PLC 6.49% 9/13/2029 (d)		2,400,000	2,518,785
Barclays PLC 6.692% 9/13/2034 (d)		2,000,000	2,148,133
Barclays PLC 8.407% 11/14/2032 (d)(p)	GBP	317,000	452,534
HSBC Holdings PLC 4.787% 3/10/2032 (d)(p)	EUR	547,000	666,241
HSBC Holdings PLC 4.856% 5/23/2033 (d)(p)	EUR	640,000	784,198
HSBC Holdings PLC 5.813% 5/22/2033 (d)(p)	GBP	325,000	439,677
HSBC Holdings PLC 6.8% 9/14/2031 (d)	GBP	139,000	198,554
HSBC Holdings PLC 8.201% 11/16/2034 (d)(p)	GBP	225,000	328,216
Lloyds Banking Group PLC 4.5% 1/11/2029 (d)(p)	EUR	260,000	308,834
Lloyds Banking Group PLC 4.75% 9/21/2031 (d)(p)	EUR	925,000	1,124,839
NatWest Group PLC 2.105% 11/28/2031 (d)(p)	GBP	638,000	823,609
NatWest Group PLC 3.073% 5/22/2028 (d)		951,000	922,306
NatWest Group PLC 5.847% 3/2/2027 (d)		3,394,000	3,421,471
NatWest Group PLC 7.416% 6/6/2033 (d)(p)	GBP	341,000	481,826
Standard Chartered PLC 3.864% 3/17/2033 (d)(p)	EUR	300,000	345,003
Virgin Money UK PLC 7.625% 8/23/2029 (d)(p)	GBP	586,000	846,469
			33,965,692
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (p)	EUR	450,000	514,153
Financial Services - 0.0%
Nationwide Building Society 4% 7/30/2035 (d)(p)	EUR	200,000	229,045
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (p)	GBP	385,000	579,958
TOTAL FINANCIALS			35,288,848

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (c)		225,000	213,711
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (p)	EUR	736,000	764,872
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (p)	GBP	141,000	186,177
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (p)	GBP	505,000	677,668
TOTAL INDUSTRIALS			1,628,717

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (c)		123,000	122,387
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (p)	GBP	200,000	265,234
Real Estate Management & Development - 0.0%
Tritax EuroBox PLC 0.95% 6/2/2026 (p)	EUR	235,000	261,636
TOTAL REAL ESTATE			526,870

Utilities - 0.1%
Electric Utilities - 0.0%
NGG Finance PLC 2.125% 9/5/2082 (d)(p)	EUR	555,000	613,101
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (p)	EUR	375,000	424,423
			1,037,524
Gas Utilities - 0.0%
Southern Gas Networks PLC 3.5% 10/16/2030 (p)	EUR	375,000	426,792
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (c)		640,000	632,816
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (c)		430,000	435,607
			1,068,423
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (p)	GBP	179,000	210,836
Anglian Water Services Financing PLC 5.875% 6/20/2031 (p)	GBP	325,000	439,958
Anglian Water Services Financing PLC 6.25% 9/12/2044 (p)	GBP	175,000	220,962
Anglian Water Services Financing PLC 6.293% 7/30/2030 (p)	GBP	305,000	421,963
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (p)	EUR	375,000	427,337
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (p)	GBP	348,000	431,645
South West Water Finance PLC 5.75% 12/11/2032 (p)	GBP	100,000	135,346
Southern Water Services Finance Ltd 1.625% 3/30/2027 (p)	GBP	222,000	263,872
Southern Water Services Finance Ltd 2.375% 5/28/2028 (p)	GBP	240,000	281,497
SW Finance I PLC 7.375% 12/12/2041 (p)	GBP	246,000	318,364
United Utilities Water Finance PLC 3.5% 2/27/2033 (p)	EUR	300,000	336,537
Wessex Water Services Finance PLC 6.125% 9/19/2034 (p)	GBP	300,000	399,474
			3,887,791
TOTAL UTILITIES			6,420,530

TOTAL UNITED KINGDOM			71,821,472
UNITED STATES - 18.5%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.3%
AT&T Inc 2.55% 12/1/2033		13,339,000	10,970,684
AT&T Inc 3.65% 9/15/2059		1,441,000	946,853
AT&T Inc 3.8% 12/1/2057		4,105,000	2,810,437
AT&T Inc 4.3% 2/15/2030		559,000	553,110
AT&T Inc 5.15% 11/15/2046		1,000,000	906,086
Consolidated Communications Inc 5% 10/1/2028 (c)		148,000	149,490
Level 3 Financing Inc 10% 10/15/2032 (c)		65,000	65,332
Level 3 Financing Inc 10.5% 5/15/2030 (c)		870,000	951,563
Level 3 Financing Inc 11% 11/15/2029 (c)		180,000	204,195
Level 3 Financing Inc 3.625% 1/15/2029 (c)		269,000	223,270
Level 3 Financing Inc 3.75% 7/15/2029 (c)		371,000	304,469
Level 3 Financing Inc 3.875% 10/15/2030 (c)		240,000	202,200
Level 3 Financing Inc 4% 4/15/2031 (c)		25,000	20,687
Level 3 Financing Inc 4.25% 7/1/2028 (c)		70,000	62,299
Level 3 Financing Inc 4.5% 4/1/2030 (c)		1,790,000	1,574,251
Lumen Technologies Inc 4.125% 4/15/2030 (c)		110,000	106,838
Lumen Technologies Inc 4.5% 1/15/2029 (c)		70,000	61,950
Verizon Communications Inc 2.55% 3/21/2031		1,065,000	943,267
Verizon Communications Inc 4.78% 2/15/2035		1,330,000	1,279,976
Verizon Communications Inc 4.862% 8/21/2046		1,250,000	1,090,662
Verizon Communications Inc 5.012% 4/15/2049		16,000	14,397
			23,442,016
Interactive Media & Services - 0.0%
Alphabet Inc 3.375% 5/6/2037	EUR	100,000	112,666
Alphabet Inc 3.875% 5/6/2045	EUR	100,000	113,665
Alphabet Inc 4% 5/6/2054	EUR	100,000	112,896
Snap Inc 6.875% 3/1/2033 (c)		355,000	359,596
			698,823
Media - 1.6%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (c)		590,000	450,610
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (r)		2,240,000	2,038,721
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (c)		2,945,000	2,888,535
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		5,694,000	4,693,600
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		6,526,000	6,019,625
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		2,154,000	1,775,567
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		3,941,000	3,310,562
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		2,499,000	2,045,376
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		861,000	755,543
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		1,898,000	1,975,820
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		2,039,000	1,962,168
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		15,310,000	16,016,852
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		11,000,000	11,562,891
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (c)		79,000	77,279
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (c)		256,000	226,317
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (c)		230,000	210,163
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (c)		500,000	506,571
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (c)		300,000	314,201
Comcast Corp 6.45% 3/15/2037		365,000	393,113
CSC Holdings LLC 3.375% 2/15/2031 (c)		3,715,000	2,433,325
CSC Holdings LLC 4.125% 12/1/2030 (c)		5,000	3,431
CSC Holdings LLC 4.5% 11/15/2031 (c)		365,000	246,788
CSC Holdings LLC 4.625% 12/1/2030 (c)		1,590,000	731,400
CSC Holdings LLC 5.375% 2/1/2028 (c)		100,000	91,202
Discovery Communications LLC 3.625% 5/15/2030		1,265,000	1,118,709
Discovery Communications LLC 4.125% 5/15/2029		46,000	42,832
Discovery Communications LLC 5% 9/20/2037		2,800,000	2,204,599
DISH DBS Corp 5.125% 6/1/2029		1,272,000	836,271
DISH DBS Corp 7.375% 7/1/2028		215,000	147,670
EchoStar Corp 10.75% 11/30/2029		414,506	416,578
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)		1,263,038	1,086,213
Time Warner Cable LLC 6.75% 6/15/2039		545,000	551,539
Time Warner Cable LLC 7.3% 7/1/2038		2,420,000	2,578,892
Univision Communications Inc 7.375% 6/30/2030 (c)		1,820,000	1,701,464
Univision Communications Inc 8.5% 7/31/2031 (c)(r)		1,025,000	984,166
Warnermedia Holdings Inc 3.755% 3/15/2027		416,000	403,259
Warnermedia Holdings Inc 4.054% 3/15/2029		291,000	270,980
Warnermedia Holdings Inc 4.279% 3/15/2032		34,816,000	29,543,788
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	350,000	370,290
Warnermedia Holdings Inc 5.05% 3/15/2042		738,000	530,864
Warnermedia Holdings Inc 5.141% 3/15/2052		3,903,000	2,530,151
			106,047,925
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027		1,250,000	1,233,870
T-Mobile USA Inc 3.875% 4/15/2030		2,100,000	2,024,961
T-Mobile USA Inc 4.375% 4/15/2040		269,000	233,259
T-Mobile USA Inc 4.5% 4/15/2050		528,000	425,988
T-Mobile USA Inc 5.05% 7/15/2033		13,000,000	12,889,188
			16,807,266
TOTAL COMMUNICATION SERVICES			146,996,030

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (c)		365,000	362,354
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (c)		330,000	336,108
Patrick Industries Inc 6.375% 11/1/2032 (c)		197,000	194,173
			892,635
Automobiles - 0.1%
Ford Motor Co 3.25% 2/12/2032		4,000,000	3,300,829
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.1513% 10/15/2026 (b)(c)(d)		640,000	643,200
Stellantis Finance US Inc 5.75% 3/18/2030 (c)		340,000	340,795
			4,284,824
Broadline Retail - 0.1%
CMG Media Corp 8.875% 6/18/2029 (c)		275,000	253,000
GrubHub Holdings Inc 5.5% 7/1/2027 (c)(r)		470,000	433,575
Kohl's Corp 4.25% 7/17/2025		295,000	292,792
Nordstrom Inc 4.375% 4/1/2030		315,000	284,205
Wayfair LLC 7.25% 10/31/2029 (c)(r)		1,120,000	1,090,804
Wayfair LLC 7.75% 9/15/2030 (c)(r)		1,214,000	1,189,418
			3,543,794
Diversified Consumer Services - 0.1%
Service Corp International/US 5.125% 6/1/2029		1,310,000	1,293,941
Service Corp International/US 5.75% 10/15/2032		160,000	158,998
Sotheby's 7.375% 10/15/2027 (c)		670,000	659,754
StoneMor Inc 8.5% 5/15/2029 (c)		698,000	643,411
TKC Holdings Inc 10.5% 5/15/2029 (c)		1,310,000	1,346,696
TKC Holdings Inc 6.875% 5/15/2028 (c)		350,000	348,116
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (c)		1,550,000	1,546,313
			5,997,229
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Inc 6% 10/15/2032 (c)(r)		1,725,000	1,654,772
Caesars Entertainment Inc 6.5% 2/15/2032 (c)		920,000	927,401
Carnival Corp 5.75% 3/15/2030 (c)		895,000	897,100
Carnival Corp 5.875% 6/15/2031 (c)		840,000	840,504
Carnival Corp 6% 5/1/2029 (c)		500,000	501,318
Carnival Corp 6.125% 2/15/2033 (c)		1,950,000	1,955,250
CEC Entertainment LLC 6.75% 5/1/2026 (c)		760,000	747,645
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (c)		1,560,000	1,416,760
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (c)		1,445,000	1,286,122
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (c)		355,000	357,398
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (c)		1,275,000	1,287,560
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (c)(r)		500,000	469,086
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (c)		50,000	49,936
Life Time Inc 6% 11/15/2031 (c)		1,305,000	1,307,915
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (c)		690,000	519,781
McDonald's Corp 3.5% 5/21/2032 (p)	EUR	425,000	488,865
McDonald's Corp 3.5% 7/1/2027		353,000	347,687
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (c)		370,000	384,020
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (c)		370,000	376,526
NCL Corp Ltd 6.75% 2/1/2032 (c)		365,000	365,442
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (c)		165,000	165,150
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (c)		2,100,000	2,075,611
Royal Caribbean Cruises Ltd 6% 2/1/2033 (c)		1,050,000	1,053,769
Yum! Brands Inc 4.625% 1/31/2032		219,000	207,674
			19,683,292
Household Durables - 0.0%
LGI Homes Inc 7% 11/15/2032 (c)		725,000	673,264
LGI Homes Inc 8.75% 12/15/2028 (c)		251,000	258,316
Newell Brands Inc 6.375% 5/15/2030		395,000	370,653
Newell Brands Inc 6.625% 5/15/2032		240,000	221,372
Newell Brands Inc 6.875% 4/1/2036 (k)		335,000	307,871
Newell Brands Inc 7% 4/1/2046 (k)(r)		290,000	235,793
Newell Brands Inc 8.5% 6/1/2028 (c)		880,000	910,403
TopBuild Corp 4.125% 2/15/2032 (c)		385,000	349,154
			3,326,826
Specialty Retail - 0.1%
AutoNation Inc 4.75% 6/1/2030		156,000	153,139
AutoZone Inc 4% 4/15/2030		1,110,000	1,076,990
Carvana Co 11% 6/1/2030 pay-in-kind (c)(d)		766,250	808,036
Carvana Co 5.625% 10/1/2025 (c)		1,970,000	1,958,066
Carvana Co 9% 12/1/2028 pay-in-kind (c)(d)		204,971	210,604
Champions Financing Inc 8.75% 2/15/2029 (c)		450,000	419,136
LBM Acquisition LLC 6.25% 1/15/2029 (c)		395,000	317,236
Lowe's Cos Inc 3.35% 4/1/2027		149,000	146,354
Lowe's Cos Inc 3.75% 4/1/2032		459,000	427,158
Lowe's Cos Inc 4.25% 4/1/2052		1,870,000	1,418,856
Lowe's Cos Inc 4.45% 4/1/2062		2,116,000	1,593,780
O'Reilly Automotive Inc 4.2% 4/1/2030		246,000	241,375
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (r)		150,000	152,395
Staples Inc 10.75% 9/1/2029 (c)		840,000	760,437
Staples Inc 12.75% 1/15/2030 (c)		438,275	282,123
Wand NewCo 3 Inc 7.625% 1/30/2032 (c)(r)		215,000	223,665
			10,189,350
Textiles, Apparel & Luxury Goods - 0.0%
Wolverine World Wide Inc 4% 8/15/2029 (c)		350,000	306,299
TOTAL CONSUMER DISCRETIONARY			48,224,249

Consumer Staples - 0.5%
Beverages - 0.0%
Molson Coors Beverage Co 5% 5/1/2042		2,945,000	2,630,816
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (c)		210,000	210,285
			2,841,101
Consumer Staples Distribution & Retail - 0.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)		800,000	778,201
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (c)		495,000	502,513
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (c)		400,000	408,072
C&S Group Enterprises LLC 5% 12/15/2028 (c)		760,000	646,752
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)		1,170,000	1,219,722
Kroger Co/The 5% 9/15/2034		2,680,000	2,610,243
Mars Inc 4.8% 3/1/2030 (c)		4,050,000	4,074,994
Mars Inc 5% 3/1/2032 (c)		3,041,000	3,051,226
Mars Inc 5.2% 3/1/2035 (c)		2,527,000	2,517,521
Mars Inc 5.65% 5/1/2045 (c)		2,458,000	2,411,377
Mars Inc 5.7% 5/1/2055 (c)		4,902,000	4,755,431
Performance Food Group Inc 6.125% 9/15/2032 (c)		940,000	947,563
Sysco Corp 5.95% 4/1/2030		471,000	495,762
Sysco Corp 6.6% 4/1/2050		710,000	750,232
US Foods Inc 5.75% 4/15/2033 (c)		270,000	265,248
US Foods Inc 7.25% 1/15/2032 (c)		180,000	188,123
			25,622,980
Food Products - 0.0%
Fiesta Purchaser Inc 9.625% 9/15/2032 (c)		175,000	183,072
Lamb Weston Holdings Inc 4.375% 1/31/2032 (c)(r)		1,465,000	1,351,392
Post Holdings Inc 6.25% 10/15/2034 (c)		330,000	325,967
Post Holdings Inc 6.375% 3/1/2033 (c)		700,000	694,884
			2,555,315
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (c)		210,000	211,727
Tobacco - 0.0%
Altria Group Inc 3.875% 9/16/2046		1,521,000	1,089,327
Altria Group Inc 4.25% 8/9/2042		932,000	738,458
Altria Group Inc 4.5% 5/2/2043		632,000	513,864
Altria Group Inc 4.8% 2/14/2029		173,000	173,619
Altria Group Inc 5.95% 2/14/2049		600,000	583,690
			3,098,958
TOTAL CONSUMER STAPLES			34,330,081

Energy - 2.2%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (c)		300,000	301,578
Nabors Industries Inc 7.375% 5/15/2027 (c)		485,000	465,624
Nabors Industries Inc 8.875% 8/15/2031 (c)		385,000	263,473
Nabors Industries Ltd 7.5% 1/15/2028 (c)		615,000	513,773
Star Holding LLC 8.75% 8/1/2031 (c)		225,000	203,001
Transocean Inc 8% 2/1/2027 (c)		650,000	635,455
Transocean Inc 8.25% 5/15/2029 (c)		795,000	716,905
Transocean Inc 8.5% 5/15/2031 (c)		1,140,000	979,814
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		870,000	869,685
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (c)		230,000	233,614
Valaris Ltd 8.375% 4/30/2030 (c)		280,000	281,088
			5,464,010
Oil, Gas & Consumable Fuels - 2.1%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (c)		465,000	476,518
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (c)		2,885,000	2,882,489
California Resources Corp 7.125% 2/1/2026 (c)		122,000	121,895
California Resources Corp 8.25% 6/15/2029 (c)		1,335,000	1,337,421
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (c)		596,000	574,515
Cheniere Energy Partners LP 5.75% 8/15/2034		270,000	270,963
CITGO Petroleum Corp 6.375% 6/15/2026 (c)		1,255,000	1,254,397
CNX Midstream Partners LP 4.75% 4/15/2030 (c)		1,175,000	1,089,234
CNX Resources Corp 7.25% 3/1/2032 (c)		265,000	270,056
Columbia Pipeline Group Inc 5.8% 6/1/2045		10,000	9,506
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (c)		290,000	301,309
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)		5,781,000	5,950,425
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)		233,000	234,094
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)		420,000	422,099
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (c)		252,000	255,784
Comstock Resources Inc 5.875% 1/15/2030 (c)		430,000	406,601
Comstock Resources Inc 6.75% 3/1/2029 (c)		625,000	616,017
CVR Energy Inc 5.75% 2/15/2028 (c)		420,000	399,846
CVR Energy Inc 8.5% 1/15/2029 (c)		1,100,000	1,073,647
DCP Midstream Operating LP 5.125% 5/15/2029		659,000	664,832
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (c)		1,325,000	1,330,568
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (c)		297,000	307,593
DT Midstream Inc 5.8% 12/15/2034 (c)		621,000	615,950
Energy Transfer LP 3.75% 5/15/2030		481,000	455,097
Energy Transfer LP 4.95% 6/15/2028		494,000	497,362
Energy Transfer LP 5% 5/15/2050		4,089,000	3,305,387
Energy Transfer LP 5.25% 4/15/2029		350,000	355,338
Energy Transfer LP 5.4% 10/1/2047		1,023,000	882,034
Energy Transfer LP 5.75% 2/15/2033		4,000,000	4,079,208
Energy Transfer LP 5.8% 6/15/2038		275,000	269,257
Energy Transfer LP 6% 6/15/2048		1,279,000	1,187,581
Energy Transfer LP 6.125% 12/15/2045		100,000	95,259
Energy Transfer LP 6.25% 4/15/2049		241,000	229,468
Energy Transfer LP 6.55% 12/1/2033		14,000,000	14,869,949
Energy Transfer LP 7.375% 2/1/2031 (c)		185,000	193,754
Excelerate Energy LP 8% 5/15/2030 (c)		400,000	414,093
Exxon Mobil Corp 3.482% 3/19/2030		3,150,000	3,041,613
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		1,115,000	1,131,341
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		300,000	301,240
Global Partners LP / GLP Finance Corp 7% 8/1/2027		1,385,000	1,388,372
Harvest Midstream I LP 7.5% 5/15/2032 (c)		435,000	446,930
Hess Corp 5.6% 2/15/2041		549,000	532,156
Hess Corp 5.8% 4/1/2047		874,000	842,460
Hess Corp 7.125% 3/15/2033		201,000	224,014
Hess Corp 7.3% 8/15/2031		2,102,000	2,350,884
Hess Midstream Operations LP 5.125% 6/15/2028 (c)		705,000	695,705
Hess Midstream Operations LP 5.875% 3/1/2028 (c)		415,000	419,085
Hess Midstream Operations LP 6.5% 6/1/2029 (c)		650,000	663,577
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (c)		520,000	538,140
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		1,365,000	1,413,928
Kinder Morgan Inc 5.55% 6/1/2045		415,000	380,899
Kinetik Holdings LP 5.875% 6/15/2030 (c)(r)		620,000	616,315
Kinetik Holdings LP 6.625% 12/15/2028 (c)		640,000	652,706
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (c)(r)		565,000	544,776
MPLX LP 4.8% 2/15/2029		175,000	175,581
MPLX LP 4.95% 9/1/2032		10,463,000	10,178,494
MPLX LP 5% 3/1/2033		2,000,000	1,940,938
MPLX LP 5.5% 2/15/2049		525,000	461,207
Murphy Oil Corp 6% 10/1/2032 (r)		465,000	433,546
Murphy Oil USA Inc 3.75% 2/15/2031 (c)		205,000	185,695
New Fortress Energy Inc 6.5% 9/30/2026 (c)		80,000	47,897
Northern Oil & Gas Inc 8.125% 3/1/2028 (c)		250,000	251,018
Occidental Petroleum Corp 6.2% 3/15/2040		700,000	652,394
Occidental Petroleum Corp 6.45% 9/15/2036		600,000	589,627
Occidental Petroleum Corp 6.6% 3/15/2046		807,000	764,518
Occidental Petroleum Corp 6.625% 9/1/2030		8,000,000	8,331,313
Occidental Petroleum Corp 7.5% 5/1/2031		5,927,000	6,379,692
Occidental Petroleum Corp 7.875% 9/15/2031		4,000,000	4,398,360
ONEOK Inc 4.25% 9/24/2027		1,249,000	1,240,822
ONEOK Inc 4.4% 10/15/2029		1,306,000	1,285,110
ONEOK Inc 4.75% 10/15/2031		2,540,000	2,479,373
Ovintiv Inc 5.15% 11/15/2041		1,916,000	1,543,651
Ovintiv Inc 6.625% 8/15/2037		350,000	342,493
Ovintiv Inc 7.375% 11/1/2031		435,000	464,569
Ovintiv Inc 8.125% 9/15/2030		1,083,000	1,208,044
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		235,000	218,195
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)		795,000	691,096
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (c)		650,000	621,454
Permian Resources Operating LLC 5.875% 7/1/2029 (c)		210,000	206,850
Permian Resources Operating LLC 6.25% 2/1/2033 (c)		85,000	83,865
Permian Resources Operating LLC 7% 1/15/2032 (c)		900,000	923,216
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		4,767,000	4,508,128
Prairie Acquiror LP 9% 8/1/2029 (c)		360,000	365,971
Rockies Express Pipeline LLC 4.8% 5/15/2030 (c)		650,000	613,851
Rockies Express Pipeline LLC 4.95% 7/15/2029 (c)		260,000	251,098
Rockies Express Pipeline LLC 6.75% 3/15/2033 (c)		605,000	623,119
Rockies Express Pipeline LLC 6.875% 4/15/2040 (c)		110,000	105,331
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		1,622,000	1,598,070
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		200,000	191,599
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		150,000	149,651
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027		1,125,000	1,124,400
Sunoco LP 6.25% 7/1/2033 (c)		585,000	584,995
Sunoco LP 7% 5/1/2029 (c)		60,000	61,924
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (c)		360,000	357,761
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (c)		2,250,000	2,155,919
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (c)		355,000	354,510
Talos Production Inc 9% 2/1/2029 (c)		345,000	342,649
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		207,000	192,879
TransMontaigne Partners LLC 8.5% 6/15/2030 (c)		290,000	296,045
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (c)		415,000	433,445
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (c)		425,000	447,545
Western Gas Partners LP 4.05% 2/1/2030 (k)		11,000,000	10,456,980
Western Gas Partners LP 4.5% 3/1/2028		200,000	196,994
Western Gas Partners LP 4.65% 7/1/2026		138,000	137,614
Western Gas Partners LP 4.75% 8/15/2028		168,000	166,841
Williams Cos Inc/The 3.5% 11/15/2030		1,727,000	1,616,060
Williams Cos Inc/The 4.65% 8/15/2032		3,526,000	3,412,453
Williams Cos Inc/The 5.3% 8/15/2052		346,000	306,082
Williams Cos Inc/The 5.4% 3/2/2026		823,000	827,101
Williams Cos Inc/The 5.65% 3/15/2033		4,000,000	4,095,732
Williams Cos Inc/The 5.75% 6/24/2044		35,000	33,304
			145,990,756
TOTAL ENERGY			151,454,766

Financials - 6.7%
Banks - 3.5%
Bank of America Corp 2.299% 7/21/2032 (d)		1,880,000	1,613,000
Bank of America Corp 2.592% 4/29/2031 (d)		10,000,000	9,022,443
Bank of America Corp 3.705% 4/24/2028 (d)		528,000	519,060
Bank of America Corp 4.376% 4/27/2028 (d)		10,000,000	9,951,201
Bank of America Corp 5.015% 7/22/2033 (d)		13,317,000	13,270,713
Bank of America Corp 5.288% 4/25/2034 (d)		11,000,000	11,019,184
Bank of America Corp 5.872% 9/15/2034 (d)		9,000,000	9,351,979
Citigroup Inc 3.07% 2/24/2028 (d)		2,000,000	1,946,115
Citigroup Inc 4.3% 11/20/2026		6,314,000	6,282,036
Citigroup Inc 4.4% 6/10/2025		933,000	932,783
Citigroup Inc 4.412% 3/31/2031 (d)		9,221,000	9,016,088
Citigroup Inc 4.45% 9/29/2027		4,372,000	4,354,014
Citigroup Inc 4.91% 5/24/2033 (d)		16,224,000	15,949,150
Citigroup Inc 6.27% 11/17/2033 (d)		2,000,000	2,121,860
First-Citizens Bank & Trust Co 6.125% 3/9/2028		210,000	217,449
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (c)		425,000	413,736
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (c)		118,000	121,452
JPMorgan Chase & Co 2.956% 5/13/2031 (d)		880,000	801,247
JPMorgan Chase & Co 3.761% 3/21/2034 (d)(p)	EUR	251,000	290,662
JPMorgan Chase & Co 3.882% 7/24/2038 (d)		1,000,000	861,252
JPMorgan Chase & Co 4.323% 4/26/2028 (d)		5,000,000	4,977,931
JPMorgan Chase & Co 4.452% 12/5/2029 (d)		5,500,000	5,463,092
JPMorgan Chase & Co 4.493% 3/24/2031 (d)		3,000,000	2,964,406
JPMorgan Chase & Co 4.586% 4/26/2033 (d)		2,682,000	2,614,350
JPMorgan Chase & Co 4.912% 7/25/2033 (d)		9,234,000	9,151,200
JPMorgan Chase & Co 5.103% 4/22/2031 (d)		4,288,000	4,350,212
JPMorgan Chase & Co 5.299% 7/24/2029 (d)		6,500,000	6,631,781
JPMorgan Chase & Co 5.336% 1/23/2035 (d)		5,000,000	5,030,900
JPMorgan Chase & Co 5.35% 6/1/2034 (d)		14,000,000	14,159,957
JPMorgan Chase & Co 5.572% 4/22/2036 (d)		5,093,000	5,181,717
JPMorgan Chase & Co 5.581% 4/22/2030 (d)		15,000,000	15,483,818
JPMorgan Chase & Co 5.717% 9/14/2033 (d)		2,700,000	2,776,379
Synchrony Bank 5.4% 8/22/2025		1,384,000	1,385,556
Synchrony Bank 5.625% 8/23/2027		1,253,000	1,269,920
Wells Fargo & Co 2.879% 10/30/2030 (d)		5,000,000	4,614,153
Wells Fargo & Co 3.526% 3/24/2028 (d)		2,047,000	2,007,691
Wells Fargo & Co 4.478% 4/4/2031 (d)		15,026,000	14,775,045
Wells Fargo & Co 4.897% 7/25/2033 (d)		7,711,000	7,578,655
Wells Fargo & Co 5.013% 4/4/2051 (d)		2,194,000	1,925,096
Wells Fargo & Co 5.15% 4/23/2031 (d)		5,839,000	5,908,899
Wells Fargo & Co 5.389% 4/24/2034 (d)		7,133,000	7,163,491
Wells Fargo & Co 5.499% 1/23/2035 (d)		686,000	689,893
Wells Fargo & Co 5.557% 7/25/2034 (d)		2,000,000	2,025,597
Wells Fargo & Co 5.574% 7/25/2029 (d)		6,500,000	6,668,274
Wells Fargo & Co 5.605% 4/23/2036 (d)		5,157,000	5,217,241
Wells Fargo & Co 6.303% 10/23/2029 (d)		2,000,000	2,098,780
Western Alliance Bancorp 3% 6/15/2031 (d)		105,000	96,940
			240,266,398
Capital Markets - 1.6%
Ares Capital Corp 3.875% 1/15/2026		2,603,000	2,585,729
Athene Global Funding 5.339% 1/15/2027 (c)		4,562,000	4,603,051
Athene Global Funding 5.583% 1/9/2029 (c)		5,040,000	5,144,065
Blackstone Private Credit Fund 7.05% 9/29/2025		1,775,000	1,786,258
BroadStreet Partners Inc 5.875% 4/15/2029 (c)		160,000	157,547
Coinbase Global Inc 3.625% 10/1/2031 (c)		245,000	213,229
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)		18,922,000	16,282,784
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)		8,272,000	7,305,688
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)		4,660,000	4,574,829
Goldman Sachs Group Inc/The 3.8% 3/15/2030		3,630,000	3,502,078
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (d)		6,025,000	5,893,556
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (d)		1,000,000	851,597
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (d)		2,500,000	2,474,229
Goldman Sachs Group Inc/The 6.75% 10/1/2037		278,000	299,017
Hightower Holding LLC 9.125% 1/31/2030 (c)		495,000	515,247
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (c)		885,000	886,465
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (c)		595,000	610,191
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (c)		65,000	61,578
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (c)		465,000	460,314
Moody's Corp 3.25% 1/15/2028		10,000	9,752
Morgan Stanley 2.699% 1/22/2031 (d)		12,000,000	10,946,995
Morgan Stanley 3.622% 4/1/2031 (d)		2,099,000	1,990,205
Morgan Stanley 3.955% 3/21/2035 (d)	EUR	270,000	312,382
Morgan Stanley 4.099% 5/22/2036 (d)	EUR	400,000	464,729
Morgan Stanley 4.431% 1/23/2030 (d)		2,242,000	2,223,386
Morgan Stanley 4.889% 7/20/2033 (d)		10,947,000	10,783,247
Morgan Stanley 5.164% 4/20/2029 (d)		6,000,000	6,083,734
Morgan Stanley 5.192% 4/17/2031 (d)		3,887,000	3,943,764
Morgan Stanley 5.424% 7/21/2034 (d)		7,000,000	7,063,109
Morgan Stanley 5.449% 7/20/2029 (d)		1,318,000	1,348,118
Morgan Stanley 5.664% 4/17/2036 (d)		3,082,000	3,132,340
Morgan Stanley 5.831% 4/19/2035 (d)		6,000,000	6,186,486
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (c)		290,000	302,352
			112,998,051
Consumer Finance - 0.8%
Ally Financial Inc 4.75% 6/9/2027		2,500,000	2,502,918
Ally Financial Inc 5.543% 1/17/2031 (d)		788,000	786,496
Ally Financial Inc 5.737% 5/15/2029 (d)		1,093,000	1,103,705
Ally Financial Inc 5.75% 11/20/2025		1,560,000	1,562,661
Ally Financial Inc 6.646% 1/17/2040 (d)		726,000	697,199
Ally Financial Inc 6.992% 6/13/2029 (d)		2,000,000	2,089,561
Ally Financial Inc 7.1% 11/15/2027		2,060,000	2,160,415
Ally Financial Inc 8% 11/1/2031		2,549,000	2,852,205
Capital One Financial Corp 3.273% 3/1/2030 (d)		1,358,000	1,281,842
Capital One Financial Corp 3.65% 5/11/2027		2,746,000	2,701,704
Capital One Financial Corp 3.8% 1/31/2028		877,000	859,771
Capital One Financial Corp 4.1% 2/9/2027		284,000	281,761
Capital One Financial Corp 4.5% 1/30/2026		803,000	801,885
Capital One Financial Corp 4.927% 5/10/2028 (d)		2,786,000	2,794,688
Capital One Financial Corp 4.985% 7/24/2026 (d)		1,448,000	1,447,989
Capital One Financial Corp 5.247% 7/26/2030 (d)		2,210,000	2,230,039
Capital One Financial Corp 6.312% 6/8/2029 (d)		5,000,000	5,207,443
Capital One Financial Corp 7.624% 10/30/2031 (d)		7,238,000	8,072,125
Encore Capital Group Inc 8.5% 5/15/2030 (c)		1,005,000	1,065,316
Encore Capital Group Inc 9.25% 4/1/2029 (c)		240,000	255,900
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	212,000	245,932
Ford Motor Credit Co LLC 6.8% 5/12/2028		2,000,000	2,041,888
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	304,000	415,193
Ford Motor Credit Co LLC 7.122% 11/7/2033		4,000,000	4,063,458
Navient Corp 5.5% 3/15/2029		220,000	211,647
Navient Corp 5.625% 8/1/2033		80,000	70,372
Navient Corp 7.875% 6/15/2032		490,000	494,189
OneMain Finance Corp 3.5% 1/15/2027		545,000	528,046
OneMain Finance Corp 6.625% 5/15/2029		565,000	571,298
OneMain Finance Corp 6.75% 3/15/2032		210,000	208,730
OneMain Finance Corp 7.125% 11/15/2031 (r)		1,255,000	1,273,991
OneMain Finance Corp 7.125% 9/15/2032 (q)		420,000	422,613
OneMain Finance Corp 7.5% 5/15/2031		265,000	272,184
OneMain Finance Corp 7.875% 3/15/2030		510,000	532,950
PRA Group Inc 8.875% 1/31/2030 (c)		420,000	430,515
RFNA LP 7.875% 2/15/2030 (c)		181,000	181,452
SLM Corp 6.5% 1/31/2030		375,000	386,674
Synchrony Financial 3.95% 12/1/2027		3,042,000	2,958,270
			56,065,025
Financial Services - 0.6%
Azorra Finance Ltd 7.75% 4/15/2030 (c)		340,000	341,049
Block Inc 6.5% 5/15/2032		2,095,000	2,141,063
Clue Opco LLC 9.5% 10/15/2031 (c)(r)		255,000	262,540
Corebridge Financial Inc 3.65% 4/5/2027		1,551,000	1,526,499
Corebridge Financial Inc 3.85% 4/5/2029		623,000	604,508
Corebridge Financial Inc 3.9% 4/5/2032		9,241,000	8,506,115
Corebridge Financial Inc 4.35% 4/5/2042		169,000	138,550
Corebridge Financial Inc 4.4% 4/5/2052		498,000	386,481
Equitable Holdings Inc 4.572% 2/15/2029 (c)		265,000	261,216
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (c)		230,000	224,202
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		946,000	900,198
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		1,751,000	1,734,594
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		120,000	108,775
Jackson Financial Inc 3.125% 11/23/2031		194,000	168,457
Jackson Financial Inc 5.17% 6/8/2027		682,000	687,270
Jackson Financial Inc 5.67% 6/8/2032		734,000	733,530
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027		1,945,000	1,875,281
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		6,955,000	5,978,382
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		353,000	317,339
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028		735,000	742,381
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030		110,000	111,326
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033		5,994,000	6,071,562
Jefferson Capital Holdin 8.25% 5/15/2030 (c)		318,000	325,496
NFE Financing LLC 12% 11/15/2029 (c)		983,176	421,811
PennyMac Financial Services Inc 6.875% 2/15/2033 (c)		375,000	377,014
PennyMac Financial Services Inc 6.875% 5/15/2032 (c)		580,000	582,726
Pine Street Trust II 5.568% 2/15/2049 (c)		1,000,000	896,341
Saks Global Enterprises LLC 11% 12/15/2029 (c)		750,000	360,000
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (c)		495,000	505,047
UWM Holdings LLC 6.625% 2/1/2030 (c)		875,000	857,868
Walker & Dunlop Inc 6.625% 4/1/2033 (c)		275,000	278,462
WEX Inc 6.5% 3/15/2033 (c)		635,000	628,051
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (c)		1,195,000	1,243,691
			40,297,825
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (c)		225,000	217,806
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (c)		270,000	278,586
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (c)		125,000	129,265
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (c)		120,000	125,408
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (c)		300,000	291,553
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (c)		70,000	70,560
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (c)		295,000	303,226
American International Group Inc 5.125% 3/27/2033		1,500,000	1,500,763
AmWINS Group Inc 4.875% 6/30/2029 (c)		400,000	383,216
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (c)		435,000	430,393
Five Corners Funding Trust II 2.85% 5/15/2030 (c)		6,287,000	5,792,280
Marsh & McLennan Cos Inc 4.375% 3/15/2029		678,000	677,647
Pacific LifeCorp 5.125% 1/30/2043 (c)		950,000	859,935
Unum Group 3.875% 11/5/2025		50,000	49,699
Unum Group 4% 6/15/2029		852,000	827,406
Western-Southern Global Funding 4.9% 5/1/2030 (c)		1,714,000	1,718,802
			13,656,545
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 8% 4/1/2029 (c)		125,000	125,333
Starwood Property Trust Inc 3.625% 7/15/2026 (c)		65,000	63,463
Starwood Property Trust Inc 6% 4/15/2030 (c)		1,660,000	1,655,199
Starwood Property Trust Inc 6.5% 10/15/2030 (c)		35,000	35,419
Starwood Property Trust Inc 6.5% 7/1/2030 (c)		430,000	436,103
			2,315,517
TOTAL FINANCIALS			465,599,361

Health Care - 1.5%
Biotechnology - 0.1%
Amgen Inc 5.25% 3/2/2030		828,000	848,912
Amgen Inc 5.25% 3/2/2033		1,934,000	1,951,750
Amgen Inc 5.6% 3/2/2043		888,000	861,771
Amgen Inc 5.75% 3/2/2063		804,000	760,106
Emergent BioSolutions Inc 3.875% 8/15/2028 (c)		606,000	458,996
			4,881,535
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (c)		400,000	369,650
Avantor Funding Inc 4.625% 7/15/2028 (c)		195,000	190,050
Insulet Corp 6.5% 4/1/2033 (c)		160,000	164,521
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (c)		1,645,000	1,673,894
Sotera Health Holdings LLC 7.375% 6/1/2031 (c)		100,000	103,872
			2,501,987
Health Care Providers & Services - 1.3%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (c)		280,000	285,305
Centene Corp 2.45% 7/15/2028		1,670,000	1,538,055
Centene Corp 2.625% 8/1/2031		4,800,000	4,065,678
Centene Corp 3% 10/15/2030		3,000,000	2,639,028
Centene Corp 3.375% 2/15/2030		3,815,000	3,476,990
Centene Corp 4.25% 12/15/2027		880,000	859,475
Centene Corp 4.625% 12/15/2029		3,670,000	3,534,214
CHS/Community Health Systems Inc 4.75% 2/15/2031 (c)		2,440,000	2,088,530
CHS/Community Health Systems Inc 5.25% 5/15/2030 (c)		2,260,000	2,035,234
CHS/Community Health Systems Inc 6.125% 4/1/2030 (c)		1,025,000	791,822
Cigna Group/The 3.05% 10/15/2027		500,000	484,266
Cigna Group/The 4.8% 8/15/2038		550,000	502,973
CVS Health Corp 3% 8/15/2026		125,000	122,593
CVS Health Corp 3.625% 4/1/2027		375,000	368,506
CVS Health Corp 4.78% 3/25/2038		2,092,000	1,859,220
CVS Health Corp 5% 1/30/2029		801,000	806,409
CVS Health Corp 5.125% 2/21/2030		4,000,000	4,022,796
CVS Health Corp 5.25% 1/30/2031		5,329,000	5,373,530
CVS Health Corp 5.55% 6/1/2031		6,000,000	6,132,275
CVS Health Corp 6.75% 12/10/2054 (d)		934,000	909,148
CVS Health Corp 7% 3/10/2055 (d)		945,000	951,867
DaVita Inc 4.625% 6/1/2030 (c)		370,000	345,743
DaVita Inc 6.75% 7/15/2033 (c)		630,000	636,506
DaVita Inc 6.875% 9/1/2032 (c)(r)		1,425,000	1,447,575
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)		465,000	463,111
HCA Inc 3.5% 9/1/2030		8,709,000	8,123,237
HCA Inc 3.625% 3/15/2032		195,000	176,927
HCA Inc 5.45% 9/15/2034		7,000,000	6,930,190
HCA Inc 5.5% 6/1/2033		2,000,000	2,017,859
HCA Inc 5.625% 9/1/2028		1,054,000	1,077,417
HCA Inc 5.875% 2/1/2029		981,000	1,012,541
Humana Inc 3.7% 3/23/2029		585,000	561,946
Humana Inc 5.375% 4/15/2031		5,071,000	5,103,534
LifePoint Health Inc 10% 6/1/2032 (c)		255,000	266,750
ModivCare Inc 5% 10/1/2029 (c)		188,000	9,399
Molina Healthcare Inc 6.25% 1/15/2033 (c)(r)		1,250,000	1,247,985
Owens & Minor Inc 10% 4/15/2030 (c)		705,000	736,362
Owens & Minor Inc 4.5% 3/31/2029 (c)(r)		255,000	208,421
Owens & Minor Inc 6.625% 4/1/2030 (c)		245,000	207,483
Pediatrix Medical Group Inc 5.375% 2/15/2030 (c)		365,000	353,335
Prime Healthcare Services Inc 9.375% 9/1/2029 (c)		420,000	426,715
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (c)(d)		721,336	724,943
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(d)		41,956	40,507
Sabra Health Care LP 3.2% 12/1/2031		4,971,000	4,329,458
Select Medical Corp 6.25% 12/1/2032 (c)(r)		1,845,000	1,828,488
Surgery Center Holdings Inc 7.25% 4/15/2032 (c)		250,000	249,517
Tenet Healthcare Corp 4.625% 6/15/2028		2,525,000	2,475,957
Tenet Healthcare Corp 5.125% 11/1/2027		1,945,000	1,932,907
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		319,000	312,030
US Acute Care Solutions LLC 9.75% 5/15/2029 (c)		915,000	929,996
			87,024,753
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)		1,295,000	1,199,560
Charles River Laboratories International Inc 4.25% 5/1/2028 (c)		375,000	360,188
			1,559,748
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (c)		1,710,000	1,692,929
Bausch Health Americas Inc 8.5% 1/31/2027 (c)		75,000	70,688
Bausch Health Americas Inc 9.25% 4/1/2026 (c)		640,000	630,528
Bausch Health Cos Inc 11% 9/30/2028 (c)		230,000	220,677
Bausch Health Cos Inc 4.875% 6/1/2028 (c)		370,000	302,013
Bausch Health Cos Inc 5.25% 1/30/2030 (c)		180,000	102,168
Elanco Animal Health Inc 6.65% 8/28/2028 (d)		194,000	199,344
Mylan Inc 4.55% 4/15/2028		450,000	440,227
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (c)		430,000	403,910
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)(r)		775,000	651,217
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (c)		270,000	251,185
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (c)(r)		250,000	215,613
Utah Acquisition Sub Inc 3.95% 6/15/2026		826,000	815,206
			5,995,705
TOTAL HEALTH CARE			101,963,728

Industrials - 1.1%
Aerospace & Defense - 0.5%
Axon Enterprise Inc 6.125% 3/15/2030 (c)		655,000	668,035
Axon Enterprise Inc 6.25% 3/15/2033 (c)		580,000	588,455
Boeing Co 3.5% 3/1/2039		3,000,000	2,262,339
Boeing Co 5.15% 5/1/2030		6,303,000	6,358,260
Boeing Co 5.705% 5/1/2040		720,000	694,797
Boeing Co 5.805% 5/1/2050		1,130,000	1,058,166
Boeing Co 5.93% 5/1/2060		720,000	666,579
Boeing Co 6.259% 5/1/2027		766,000	787,343
Boeing Co 6.298% 5/1/2029		983,000	1,033,910
Boeing Co 6.388% 5/1/2031		5,744,000	6,128,702
Boeing Co 6.528% 5/1/2034		796,000	849,628
Boeing Co 6.858% 5/1/2054		1,199,000	1,278,744
Boeing Co 7.008% 5/1/2064		1,132,000	1,209,231
BWX Technologies Inc 4.125% 6/30/2028 (c)		425,000	413,599
Goat Holdco LLC 6.75% 2/1/2032 (c)		520,000	517,995
OneSky Flight LLC 8.875% 12/15/2029 (c)		415,000	418,417
TransDigm Inc 6% 1/15/2033 (c)		4,561,000	4,513,165
TransDigm Inc 6.375% 3/1/2029 (c)		1,155,000	1,173,823
TransDigm Inc 6.375% 5/31/2033 (c)		210,000	207,480
			30,828,668
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (c)(r)		1,705,000	1,680,082
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (c)(r)		510,000	528,207
			2,208,289
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (c)		420,000	415,115
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (c)(d)		625,000	593,812
Builders FirstSource Inc 4.25% 2/1/2032 (c)		1,545,000	1,401,786
Builders FirstSource Inc 6.75% 5/15/2035 (c)		1,045,000	1,050,946
Carrier Global Corp 5.9% 3/15/2034		223,000	234,297
Carrier Global Corp 6.2% 3/15/2054		138,000	145,841
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (c)		1,585,000	1,601,030
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (c)		925,000	946,553
Masterbrand Inc 7% 7/15/2032 (c)		150,000	149,155
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (c)		250,000	230,485
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (c)(r)		465,000	372,968
Standard Building Solutions Inc 6.5% 8/15/2032 (c)		355,000	360,530
			7,502,518
Commercial Services & Supplies - 0.3%
ADT Security Corp/The 4.125% 8/1/2029 (c)		180,000	171,663
ADT Security Corp/The 4.875% 7/15/2032 (c)		180,000	170,854
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (c)		1,100,000	1,109,040
Allied Universal Holdco LLC 7.875% 2/15/2031 (c)		1,820,000	1,886,192
Artera Services LLC 8.5% 2/15/2031 (c)		2,470,000	2,099,013
Brand Industrial Services Inc 10.375% 8/1/2030 (c)		790,000	708,572
Clean Harbors Inc 6.375% 2/1/2031 (c)(r)		200,000	203,521
CoreCivic Inc 4.75% 10/15/2027		1,865,000	1,820,248
CoreCivic Inc 8.25% 4/15/2029		245,000	258,949
GEO Group Inc/The 10.25% 4/15/2031		595,000	652,207
GEO Group Inc/The 8.625% 4/15/2029		945,000	997,520
GFL Environmental Inc 3.5% 9/1/2028 (c)		265,000	252,428
GFL Environmental Inc 6.75% 1/15/2031 (c)		1,575,000	1,633,746
Neptune Bidco US Inc 9.29% 4/15/2029 (c)		995,000	941,519
OT Midco Inc 10% 2/15/2030 (c)		830,000	691,490
Reworld Holding Corp 4.875% 12/1/2029 (c)		260,000	246,176
Waste Pro USA Inc 7% 2/1/2033 (c)		330,000	338,359
Williams Scotsman Inc 6.625% 4/15/2030 (c)		260,000	266,483
Williams Scotsman Inc 6.625% 6/15/2029 (c)		355,000	362,016
			14,809,996
Construction & Engineering - 0.0%
Amsted Industries Inc 6.375% 3/15/2033 (c)		380,000	385,697
Pike Corp 5.5% 9/1/2028 (c)		425,000	421,521
Pike Corp 8.625% 1/31/2031 (c)		600,000	646,248
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (c)		1,020,000	1,035,657
			2,489,123
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (c)		50,000	46,935
WESCO Distribution Inc 6.375% 3/15/2033 (c)		565,000	575,488
			622,423
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (c)		425,000	428,201
Genesee & Wyoming Inc 6.25% 4/15/2032 (c)		545,000	553,503
XPO Inc 6.25% 6/1/2028 (c)		280,000	282,798
XPO Inc 7.125% 2/1/2032 (c)		150,000	155,691
			1,420,193
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (c)		555,000	542,976
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (c)		295,000	305,930
			848,906
Machinery - 0.0%
Enpro Inc 6.125% 6/1/2033 (c)		485,000	488,607
Passenger Airlines - 0.0%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (c)(r)		680,000	686,798
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (c)(r)		360,000	373,001
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (c)		135,000	134,769
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (c)		650,000	642,958
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 11% 3/6/2030 pay-in-kind (c)(d)		75,676	58,649
United Airlines Inc 4.375% 4/15/2026 (c)		1,430,000	1,413,054
			3,309,229
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (c)		495,000	504,942
CACI International Inc 6.375% 6/15/2033 (c)(q)(s)		745,000	759,483
Paychex Inc 5.1% 4/15/2030		525,000	531,806
Paychex Inc 5.35% 4/15/2032		731,000	741,853
Paychex Inc 5.6% 4/15/2035		571,000	580,606
TriNet Group Inc 3.5% 3/1/2029 (c)		300,000	277,260
TriNet Group Inc 7.125% 8/15/2031 (c)		145,000	149,495
			3,545,445
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025		1,294,000	1,292,343
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (c)		245,000	250,452
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (c)		275,000	288,991
Foundation Building Materials Inc 6% 3/1/2029 (c)		245,000	208,681
Herc Holdings Escrow Inc 7% 6/15/2030 (c)(q)		835,000	860,239
Herc Holdings Escrow Inc 7.25% 6/15/2033 (c)(q)		600,000	617,515
QXO Building Products Inc 6.75% 4/30/2032 (c)		1,400,000	1,435,490
			4,953,711
TOTAL INDUSTRIALS			73,027,108

Information Technology - 0.7%
Communications Equipment - 0.0%
CommScope LLC 4.75% 9/1/2029 (c)(r)		474,000	453,870
CommScope LLC 9.5% 12/15/2031 (c)		600,000	623,651
Viasat Inc 6.5% 7/15/2028 (c)(r)		330,000	302,885
Viasat Inc 7.5% 5/30/2031 (c)		455,000	363,014
			1,743,420
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp 5% 12/15/2029 (c)		485,000	469,947
Dell International LLC / EMC Corp 6.2% 7/15/2030		418,000	442,740
Insight Enterprises Inc 6.625% 5/15/2032 (c)		190,000	193,598
Lightning Power LLC 7.25% 8/15/2032 (c)		265,000	277,841
Sensata Technologies Inc 3.75% 2/15/2031 (c)		820,000	728,109
Sensata Technologies Inc 6.625% 7/15/2032 (c)		520,000	524,651
TTM Technologies Inc 4% 3/1/2029 (c)		330,000	313,659
			2,950,545
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (c)		895,000	851,715
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (c)		340,000	347,419
ASGN Inc 4.625% 5/15/2028 (c)		305,000	294,235
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (c)		430,000	432,659
CoreWeave Inc 9.25% 6/1/2030 (c)		730,000	729,181
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)		430,000	401,383
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (c)		1,120,000	1,113,371
			4,169,963
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028 (c)		351,000	329,737
Broadcom Inc 2.45% 2/15/2031 (c)		8,421,000	7,445,287
Broadcom Inc 2.6% 2/15/2033 (c)		17,032,000	14,378,080
Broadcom Inc 3.187% 11/15/2036 (c)		813,000	661,266
Broadcom Inc 3.5% 2/15/2041 (c)		2,410,000	1,868,052
Entegris Inc 3.625% 5/1/2029 (c)(r)		1,870,000	1,743,833
Entegris Inc 4.375% 4/15/2028 (c)		55,000	53,100
Entegris Inc 4.75% 4/15/2029 (c)		80,000	77,678
Entegris Inc 5.95% 6/15/2030 (c)		210,000	210,115
ON Semiconductor Corp 3.875% 9/1/2028 (c)		460,000	439,341
Wolfspeed Inc 7.9583% 6/23/2030 (c)(g)(k)(l)		541,522	521,215
			27,727,704
Software - 0.1%
Cloud Software Group Inc 6.5% 3/31/2029 (c)		250,000	249,719
Cloud Software Group Inc 8.25% 6/30/2032 (c)		1,960,000	2,060,886
Cloud Software Group Inc 9% 9/30/2029 (c)		1,185,000	1,212,941
Fair Isaac Corp 6% 5/15/2033 (c)		1,045,000	1,043,027
Fiserv Funding ULC 3.5% 6/15/2032	EUR	100,000	112,712
Gen Digital Inc 6.25% 4/1/2033 (c)		455,000	460,052
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (c)		195,000	197,979
Oracle Corp 1.65% 3/25/2026		1,241,000	1,210,729
Oracle Corp 2.3% 3/25/2028		1,961,000	1,852,429
UKG Inc 6.875% 2/1/2031 (c)		200,000	206,079
			8,606,553
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (c)		370,000	370,702
Seagate HDD Cayman 5.75% 12/1/2034		350,000	343,632
Seagate HDD Cayman 8.25% 12/15/2029		2,415,000	2,574,236
Western Digital Corp 2.85% 2/1/2029		419,000	382,924
Western Digital Corp 3.1% 2/1/2032		400,000	345,308
Western Digital Corp 4.75% 2/15/2026		325,000	323,922
			4,340,724
TOTAL INFORMATION TECHNOLOGY			49,538,909

Materials - 0.6%
Chemicals - 0.4%
Celanese US Holdings LLC 6.5% 4/15/2030 (r)		345,000	347,655
Celanese US Holdings LLC 6.629% 7/15/2032 (d)		6,000,000	6,140,431
Celanese US Holdings LLC 6.75% 4/15/2033 (r)		690,000	671,563
Celanese US Holdings LLC 6.85% 11/15/2028 (d)		1,024,000	1,060,214
Celanese US Holdings LLC 7.05% 11/15/2030 (d)		1,038,000	1,069,742
Celanese US Holdings LLC 7.2% 11/15/2033 (d)		607,000	633,650
Chemours Co/The 4.625% 11/15/2029 (c)(r)		700,000	572,610
Chemours Co/The 5.375% 5/15/2027		1,910,000	1,869,717
Chemours Co/The 5.75% 11/15/2028 (c)		90,000	80,587
Chemours Co/The 8% 1/15/2033 (c)		380,000	331,301
GPD Cos Inc 10.125% 4/1/2026 (c)		370,000	355,776
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		901,425	798,888
Mativ Holdings Inc 8% 10/1/2029 (c)		425,000	362,580
Methanex US Operations Inc 6.25% 3/15/2032 (c)		925,000	895,142
Olin Corp 5% 2/1/2030 (r)		1,525,000	1,443,409
Olin Corp 6.625% 4/1/2033 (c)		805,000	770,518
Olympus Water US Holding Corp 6.25% 10/1/2029 (c)(r)		400,000	371,308
Olympus Water US Holding Corp 7.25% 6/15/2031 (c)(r)		1,560,000	1,560,000
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)		300,000	314,540
Scih Salt Hldgs Inc 6.625% 5/1/2029 (c)		250,000	245,276
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (c)		345,000	343,253
Tronox Inc 4.625% 3/15/2029 (c)		1,125,000	940,564
WR Grace Holdings LLC 4.875% 6/15/2027 (c)		960,000	946,520
WR Grace Holdings LLC 5.625% 8/15/2029 (c)		1,095,000	964,821
WR Grace Holdings LLC 7.375% 3/1/2031 (c)		65,000	65,652
			23,155,717
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (c)		1,965,000	1,996,749
Quikrete Holdings Inc 6.75% 3/1/2033 (c)		490,000	497,225
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (c)		425,000	418,828
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (c)		335,000	344,010
			3,256,812
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (c)		680,000	625,355
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (c)		700,000	620,996
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (c)		20,000	20,049
Ball Corp 6% 6/15/2029		357,000	363,999
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (c)		630,000	636,664
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (c)		335,000	339,707
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (c)(r)		965,000	986,839
Crown Americas LLC 5.875% 6/1/2033 (c)		605,000	600,881
Graham Packaging Co Inc 7.125% 8/15/2028 (c)		100,000	98,181
Graphic Packaging International LLC 3.75% 2/1/2030 (c)		585,000	539,193
Graphic Packaging International LLC 6.375% 7/15/2032 (c)		280,000	280,414
Sealed Air Corp 5% 4/15/2029 (c)		1,850,000	1,816,404
Sealed Air Corp 6.5% 7/15/2032 (c)		190,000	194,590
Sealed Air Corp 6.875% 7/15/2033 (c)		390,000	408,534
			7,531,806
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (c)		1,040,000	1,079,680
Alumina Pty Ltd 6.375% 9/15/2032 (c)		890,000	880,237
Cleveland-Cliffs Inc 4.875% 3/1/2031 (c)		1,510,000	1,233,833
Cleveland-Cliffs Inc 6.875% 11/1/2029 (c)		220,000	204,549
Cleveland-Cliffs Inc 7% 3/15/2032 (c)		320,000	276,015
Cleveland-Cliffs Inc 7.375% 5/1/2033 (c)		220,000	188,941
Cleveland-Cliffs Inc 7.5% 9/15/2031 (c)(r)		455,000	409,152
Commercial Metals Co 3.875% 2/15/2031		380,000	344,058
Kaiser Aluminum Corp 4.625% 3/1/2028 (c)		155,000	150,640
Novelis Corp 3.25% 11/15/2026 (c)		115,000	112,801
Novelis Corp 3.875% 8/15/2031 (c)(r)		2,885,000	2,564,862
Novelis Corp 6.875% 1/30/2030 (c)(r)		875,000	902,330
Vibrantz Technologies Inc 9% 2/15/2030 (c)		420,000	296,100
			8,643,198
TOTAL MATERIALS			42,587,533

Real Estate - 1.4%
Diversified REITs - 0.3%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		411,000	400,912
Piedmont Operating Partnership LP 2.75% 4/1/2032		297,000	238,740
Safehold GL Holdings LLC 2.85% 1/15/2032		250,000	212,594
Safehold GL Holdings LLC 6.1% 4/1/2034		145,000	147,751
Store Capital LLC 2.75% 11/18/2030		424,000	369,007
Store Capital LLC 4.625% 3/15/2029		315,000	306,660
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (c)		520,000	473,725
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)		1,679,000	1,781,216
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (c)		1,545,000	1,456,686
VICI Properties LP 4.75% 2/15/2028		1,390,000	1,390,381
VICI Properties LP 4.75% 4/1/2028		983,000	982,594
VICI Properties LP 4.95% 2/15/2030		4,092,000	4,059,850
VICI Properties LP 5.125% 5/15/2032		6,485,000	6,354,560
Vornado Realty LP 2.15% 6/1/2026		374,000	361,630
WP Carey Inc 3.85% 7/15/2029		246,000	236,615
WP Carey Inc 4.25% 7/23/2032	EUR	100,000	116,955
			18,889,876
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		857,000	849,355
Healthcare Realty Holdings LP 3.1% 2/15/2030		260,000	238,286
Healthcare Realty Holdings LP 3.5% 8/1/2026		270,000	265,429
Healthpeak OP LLC 3.25% 7/15/2026		113,000	111,280
Healthpeak OP LLC 3.5% 7/15/2029		129,000	123,009
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		705,000	462,471
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		275,000	208,445
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027 (r)		1,640,000	1,429,424
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)		675,000	691,905
Omega Healthcare Investors Inc 3.25% 4/15/2033		9,853,000	8,329,721
Omega Healthcare Investors Inc 3.375% 2/1/2031		4,892,000	4,413,687
Omega Healthcare Investors Inc 3.625% 10/1/2029		2,155,000	2,027,634
Omega Healthcare Investors Inc 4.75% 1/15/2028		3,349,000	3,351,240
Ventas Realty LP 3% 1/15/2030		1,531,000	1,418,489
Ventas Realty LP 4% 3/1/2028		218,000	214,528
Ventas Realty LP 4.75% 11/15/2030		2,100,000	2,088,154
			26,223,057
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (c)(q)(s)		425,000	432,231
Industrial REITs - 0.0%
LXP Industrial Trust 2.375% 10/1/2031		1,000,000	832,771
LXP Industrial Trust 2.7% 9/15/2030		387,000	340,520
			1,173,291
Office REITs - 0.2%
Boston Properties LP 2.9% 3/15/2030		2,000,000	1,810,290
Boston Properties LP 3.25% 1/30/2031		792,000	713,878
Boston Properties LP 4.5% 12/1/2028		605,000	596,348
Boston Properties LP 6.75% 12/1/2027		1,120,000	1,168,578
COPT Defense Properties LP 2% 1/15/2029		1,000,000	895,882
COPT Defense Properties LP 2.25% 3/15/2026		348,000	340,703
COPT Defense Properties LP 2.75% 4/15/2031		235,000	203,965
COPT Defense Properties LP 2.9% 12/1/2033		5,000,000	4,032,990
Hudson Pacific Properties LP 4.65% 4/1/2029		1,473,000	1,065,991
			10,828,625
Real Estate Management & Development - 0.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		200,000	192,167
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (c)		230,000	210,109
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (c)		445,000	364,904
Brandywine Operating Partnership LP 3.95% 11/15/2027		421,000	401,804
Brandywine Operating Partnership LP 4.55% 10/1/2029		260,000	238,965
Brandywine Operating Partnership LP 8.3% 3/15/2028		1,521,000	1,594,622
CBRE Services Inc 2.5% 4/1/2031		1,070,000	933,470
Essex Portfolio LP 5.5% 4/1/2034		5,601,000	5,627,358
Extra Space Storage LP 5.4% 2/1/2034		260,000	258,485
Forestar Group Inc 6.5% 3/15/2033 (c)		820,000	813,108
Howard Hughes Corp/The 4.375% 2/1/2031 (c)		700,000	635,667
Kennedy-Wilson Inc 4.75% 2/1/2030 (r)		360,000	319,500
Tanger Properties LP 2.75% 9/1/2031		897,000	775,130
Tanger Properties LP 3.125% 9/1/2026		2,775,000	2,714,246
			15,079,535
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031		153,000	131,270
American Homes 4 Rent LP 3.625% 4/15/2032		3,681,000	3,341,538
American Homes 4 Rent LP 5.5% 2/1/2034		387,000	386,212
Invitation Homes Operating Partnership LP 2.3% 11/15/2028		1,000,000	928,127
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		1,126,000	1,048,959
Sun Communities Operating LP 2.3% 11/1/2028		341,000	315,779
Sun Communities Operating LP 2.7% 7/15/2031		880,000	766,588
Sun Communities Operating LP 4.2% 4/15/2032		6,100,000	5,703,915
			12,622,388
Retail REITs - 0.1%
Brixmor Operating Partnership LP 4.05% 7/1/2030		1,055,000	1,010,754
Brixmor Operating Partnership LP 4.125% 5/15/2029		2,000,000	1,945,882
Brixmor Operating Partnership LP 5.5% 2/15/2034		3,000,000	2,991,460
Kite Realty Group Trust 4.75% 9/15/2030		79,000	77,820
Realty Income Corp 2.2% 6/15/2028		172,000	161,034
Realty Income Corp 2.85% 12/15/2032		211,000	182,140
Realty Income Corp 3.25% 1/15/2031		213,000	196,741
Realty Income Corp 3.4% 1/15/2028		320,000	312,100
Simon Property Group LP 2.45% 9/13/2029		333,000	306,277
			7,184,208
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	400,000	458,949
American Tower Corp 5.45% 2/15/2034		160,000	161,560
Iron Mountain Inc 6.25% 1/15/2033 (c)		345,000	348,240
			968,749
TOTAL REAL ESTATE			93,401,960

Utilities - 1.0%
Electric Utilities - 0.7%
Alabama Power Co 3.05% 3/15/2032		1,447,000	1,299,732
Clearway Energy Operating LLC 3.75% 2/15/2031 (c)		830,000	749,073
Clearway Energy Operating LLC 4.75% 3/15/2028 (c)		95,000	92,828
Cleco Corporate Holdings LLC 3.375% 9/15/2029		2,173,000	2,006,808
Cleco Corporate Holdings LLC 3.743% 5/1/2026		1,337,000	1,321,427
DPL Inc 4.35% 4/15/2029		400,000	384,981
Duke Energy Corp 2.45% 6/1/2030		565,000	507,577
Duke Energy Corp 3.85% 6/15/2034	EUR	349,000	395,325
Duke Energy Corp 4.5% 8/15/2032		7,000,000	6,729,886
Duquesne Light Holdings Inc 2.532% 10/1/2030 (c)		276,000	241,126
Duquesne Light Holdings Inc 2.775% 1/7/2032 (c)		935,000	797,322
Edison International 6.25% 3/15/2030 (r)		394,000	399,067
Edison International 7.875% 6/15/2054 (d)(r)		355,000	341,553
Edison International 8.125% 6/15/2053 (d)		350,000	345,774
Entergy Corp 2.8% 6/15/2030		580,000	527,407
Exelon Corp 3.35% 3/15/2032		389,000	353,188
Exelon Corp 4.05% 4/15/2030		7,865,000	7,664,271
Exelon Corp 4.1% 3/15/2052		288,000	214,199
NRG Energy Inc 5.25% 6/15/2029 (c)		1,465,000	1,447,751
NRG Energy Inc 5.75% 1/15/2028		1,010,000	1,013,612
NRG Energy Inc 6% 2/1/2033 (c)		390,000	386,469
NRG Energy Inc 6.25% 11/1/2034 (c)		325,000	325,110
PacifiCorp 7.375% 9/15/2055 (d)		616,000	626,737
PG&E Corp 5% 7/1/2028		610,000	595,181
PG&E Corp 5.25% 7/1/2030		1,725,000	1,673,701
PG&E Corp 7.375% 3/15/2055 (d)		600,000	587,529
Southern Co/The 1.875% 9/15/2081 (d)	EUR	437,000	473,373
Southern Co/The 4.85% 3/15/2035		5,000,000	4,811,881
Vistra Operations Co LLC 5% 7/31/2027 (c)		2,885,000	2,876,591
Vistra Operations Co LLC 5.5% 9/1/2026 (c)		1,490,000	1,491,359
Vistra Operations Co LLC 5.625% 2/15/2027 (c)		580,000	579,616
Vistra Operations Co LLC 7.75% 10/15/2031 (c)		355,000	376,420
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (c)(r)		875,000	879,294
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (c)		630,000	657,905
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (c)(r)		630,000	660,867
			43,834,940
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031		7,504,000	6,416,582
AES Corp/The 3.95% 7/15/2030 (c)		8,288,000	7,734,797
AES Corp/The 6.95% 7/15/2055 (d)		658,000	624,286
Alpha Generation LLC 6.75% 10/15/2032 (c)		186,000	189,640
Calpine Corp 4.625% 2/1/2029 (c)		170,000	165,681
Calpine Corp 5.125% 3/15/2028 (c)		200,000	198,262
Sunnova Energy Corp 5.875% 9/1/2026 (c)		1,060,000	315,350
			15,644,598
Multi-Utilities - 0.1%
NiSource Inc 2.95% 9/1/2029		1,708,000	1,599,111
NiSource Inc 3.6% 5/1/2030		4,000,000	3,806,275
Puget Energy Inc 4.1% 6/15/2030		683,000	650,404
Puget Energy Inc 4.224% 3/15/2032		1,329,000	1,224,610
			7,280,400
Water Utilities - 0.0%
Aris Water Holdings LLC 7.25% 4/1/2030 (c)		565,000	568,055
TOTAL UTILITIES			67,327,993

TOTAL UNITED STATES			1,274,451,718
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (c)		260,000	262,559
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (c)		270,000	268,920
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (c)		200,000	198,600

TOTAL UZBEKISTAN			730,079
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (c)(o)		51,667	7,354
Petroleos de Venezuela SA 5.375% (o)(p)		200,000	23,466
Petroleos de Venezuela SA 5.5% (o)(p)		15,000	1,747
Petroleos de Venezuela SA 6% (c)(o)		480,000	56,940
Petroleos de Venezuela SA 6% (c)(o)		385,000	45,557
Petroleos de Venezuela SA 9.75% (c)(o)		50,000	7,108

TOTAL VENEZUELA			142,172
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (c)		243,935	236,361
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.875% 10/15/2027 (c)		419,000	413,846
First Quantum Minerals Ltd 8% 3/1/2033 (c)		380,000	377,091
First Quantum Minerals Ltd 8.625% 6/1/2031 (c)		285,000	288,919
First Quantum Minerals Ltd 9.375% 3/1/2029 (c)		980,000	1,029,000

TOTAL ZAMBIA			2,108,856
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,684,889,605)			1,678,571,989

Preferred Securities - 0.3%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (p)(t)		360,000	361,279
Financials - 0.0%
Banks - 0.0%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(c)(d)(t)		450,000	457,305
TOTAL BRAZIL			818,584
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (c)(d)(t)		250,000	248,349
Banco de Credito e Inversiones SA 8.75% (c)(d)(t)		115,000	122,666
Banco del Estado de Chile 7.95% (c)(d)(t)		105,000	109,487

TOTAL CHILE			480,502
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (d)(p)(t)	EUR	501,000	508,183
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (d)(p)(t)	EUR	318,000	376,527
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (d)(p)(t)	EUR	900,000	1,010,505
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(d)(p)(t)	EUR	1,200,000	1,280,887
Grand City Properties SA 1.5% (d)(p)(t)	EUR	800,000	883,128
			2,164,015
TOTAL GERMANY			3,174,520
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (d)(p)(t)		275,000	271,078
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (c)(d)(t)		105,000	105,358
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC 6.25% (d)(p)(t)	EUR	200,000	233,708
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (c)(d)(t)		105,000	102,181
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(d)(t)		535,000	542,266
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(d)(t)		200,000	198,296
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (c)(d)		110,000	106,402
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (c)(d)		220,000	237,202
			1,084,166
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (c)(d)(t)		835,000	833,377
TOTAL MEXICO			1,917,543
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (d)(p)(t)		200,000	195,498
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(d)(o)(p)(t)	EUR	310,000	242,398
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (d)(p)(t)		450,000	460,278
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (d)(p)(t)	EUR	975,000	1,107,381
Financials - 0.0%
Banks - 0.0%
Barclays PLC 8.875% (d)(p)(t)	GBP	270,000	387,332
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (d)(p)(t)	GBP	202,000	219,760
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (d)(p)(t)	GBP	335,000	447,073
TOTAL UNITED KINGDOM			2,161,546
UNITED STATES - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 6.625% (d)(t)		2,550,000	2,559,538
Energy Transfer LP Series G, 7.125% (d)(t)		40,000	40,304
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (b)(d)(t)		1,165,000	1,161,859
			3,761,701
Financials - 0.1%
Banks - 0.0%
BW Real Estate Inc 9.5% (c)(d)(t)		1,385,000	1,406,580
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (d)(t)		705,000	617,329
Ally Financial Inc 4.7% (d)(t)		1,730,000	1,638,219
			2,255,548
Insurance - 0.0%
Alliant Holdings LP 10.5% (d)(l)(t)		169,668	172,253
TOTAL FINANCIALS			3,834,381

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (d)(t)		500,000	486,084
Aircastle Ltd 5.25% (c)(d)(t)		645,000	647,491
			1,133,575
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (d)(t)		320,000	288,938
TOTAL UNITED STATES			9,018,595
TOTAL PREFERRED SECURITIES (Cost $18,079,463)			20,066,499

U.S. Government Agency - Mortgage Securities - 24.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 24.9%
Fannie Mae 2% 11/1/2051	3,293,302	2,580,082
Fannie Mae 2% 2/1/2052	780,853	618,579
Fannie Mae 2% 3/1/2052	3,244,003	2,537,405
Fannie Mae 2.5% 1/1/2052	2,485,649	2,040,934
Fannie Mae 2.5% 4/1/2052	851,700	703,844
Fannie Mae 2.5% 5/1/2052	2,195,790	1,807,052
Fannie Mae 2.5% 6/1/2052	2,987,919	2,477,618
Fannie Mae 3% 6/1/2052	1,721,259	1,491,616
Fannie Mae 3.5% 12/1/2036	16,443	15,690
Fannie Mae 3.5% 5/1/2036	12,635	12,224
Fannie Mae 5.5% 2/1/2055	2,693,996	2,689,143
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.999% 10/1/2035 (b)(d)	2,603	2,655
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(d)	599	616
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(d)	1,138	1,169
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (b)(d)	177	180
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(d)	709	725
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(d)	4,963	5,120
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.577%, 6.543% 4/1/2044 (b)(d)	1,834	1,893
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.42% 1/1/2044 (b)(d)	960	989
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.455% 4/1/2044 (b)(d)	714	736
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (b)(d)	144	148
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.905% 11/1/2036 (b)(d)	1,463	1,503
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.65%, 7.379% 5/1/2035 (b)(d)	1,074	1,101
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.709% 3/1/2033 (b)(d)	2,248	2,307
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.89% 5/1/2036 (b)(d)	1,065	1,097
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.698%, 6.822% 7/1/2043 (b)(d)	8,551	8,878
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 7.109% 6/1/2042 (b)(d)	5,491	5,702
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.752% 3/1/2040 (b)(d)	4,344	4,502
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.947% 7/1/2035 (b)(d)	2,186	2,247
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.5% 8/1/2041 (b)(d)	2,003	2,079
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.772%, 6.555% 2/1/2037 (b)(d)	10,996	11,336
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.635% 1/1/2042 (b)(d)	21,771	22,661
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.622% 7/1/2041 (b)(d)	1,357	1,410
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.807%, 7.12% 12/1/2040 (b)(d)	27,020	28,127
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(d)	409	424
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (b)(d)	9,674	10,078
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(d)	2,503	2,606
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.631% 7/1/2041 (b)(d)	3,043	3,163
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.726% 2/1/2035 (b)(d)	1,595	1,646
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.004% 10/1/2041 (b)(d)	814	838
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.753% 4/1/2036 (b)(d)	8,515	8,804
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.54% 8/1/2035 (b)(d)	4,923	5,045
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.954%, 7.704% 7/1/2037 (b)(d)	1,772	1,839
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.147%, 6.98% 7/1/2036 (b)(d)	840	854
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(d)	459	470
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.913% 6/1/2036 (b)(d)	871	890
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.279%, 7.241% 10/1/2033 (b)(d)	679	694
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.296% 7/1/2034 (b)(d)	797	814
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	620,913	547,642
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	392,433	344,652
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	652,677	538,481
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	1,392,033	1,029,622
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	223,806	197,396
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	212,209	187,168
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	116,560	102,805
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	12,865	11,347
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	51,335	42,424
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,183,831	967,815
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	234,374	206,717
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	13,364	11,787
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	374,541	330,344
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	2,437,775	2,012,902
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	207,327	182,862
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	14,952	13,188
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	14,072	12,411
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	55,025	45,359
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,130,259	836,000
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	18,064	15,932
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	17,647	15,564
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	56,086	46,200
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	2,663,651	2,323,524
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	1,514,493	1,333,882
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	18,063	15,909
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	29,215	25,960
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	15,564	13,708
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	562,641	495,544
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	19,864	17,465
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	885,941	654,735
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	16,155	14,204
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	20,081	17,655
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	889,087	787,505
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	1,249,573	1,101,336
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	20,703	18,182
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	3,746,839	2,933,057
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	107,070	84,618
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	18,013	14,101
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	761,216	601,120
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	331,512	260,339
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	65,966	51,659
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	411,101	374,065
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	80,748	68,959
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,071,069	902,346
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	433,639	365,892
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	926,794	726,081
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	264,251	210,079
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	40,741	32,210
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	899,442	710,274
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	673,576	533,596
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	224,528	177,306
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	97,240	76,849
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	24,010	18,728
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040 (u)	2,119,962	1,808,106
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,026,411	865,568
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	471,840	398,134
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	385,483	325,214
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	222,796	175,381
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	579,800	452,242
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	211,978	167,793
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	209,663	164,257
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	206,644	163,183
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	170,620	133,083
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	134,707	106,376
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	121,551	94,809
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	20,003	15,646
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	20,008	15,606
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	444,803	404,732
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	23,689	21,503
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,827,900	1,553,963
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	324,866	276,457
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	98,265	84,030
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	252,354	198,018
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	20,515	16,072
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	610,035	481,734
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	257,836	202,723
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	186,225	147,524
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	177,041	139,806
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	145,523	114,917
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	21,436	16,720
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	264,016	257,130
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	31,355	28,501
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	28,069	25,417
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	22,076	20,115
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	21,491	19,622
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	11,086	10,156
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,220	13,772
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	5,713,510	4,808,094
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	519,446	407,438
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	500,471	391,773
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	47,593	37,613
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	34,631	27,369
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	30,628	23,976
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	17,105	13,417
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	4,986,852	3,905,307
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,684,732	1,314,611
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	877,746	684,638
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	782,980	614,881
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	642,960	507,735
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	580,509	458,599
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	304,828	238,432
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	42,739	38,608
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	26,959	24,354
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,592	14,088
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	9,304,596	7,283,715
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	684,861	541,037
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	309,615	242,176
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	227,803	179,963
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	194,134	153,425
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	149,495	118,427
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	45,108	35,635
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	35,938	28,391
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	30,472	24,073
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	17,699	13,883
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,887,364	3,028,483
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,556,629	2,809,722
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,847,093	1,452,846
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	837,721	663,628
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	532,583	422,403
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	523,796	409,704
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	454,025	359,387
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	104,260	82,332
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	101,889	80,078
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	89,868	70,574
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	438,765	372,267
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	95,872	81,861
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	9,063,336	7,089,190
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	4,266,660	3,339,977
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,088,157	1,633,321
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	368,571	291,169
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	58,429	45,739
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	4,267,758	3,340,836
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	33,129	30,206
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	2,162,180	1,831,706
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	3,534,136	3,004,790
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	6,054,563	4,735,778
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	103,308	81,613
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	3,467,544	3,161,661
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	36,559	33,323
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	70,506	60,149
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	17,786	15,065
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	371,577	291,803
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	156,909	122,616
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	21,262	16,564
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	448,214	379,128
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	342,454	289,067
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	313,767	266,748
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	9,796,497	7,687,148
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	197,805	155,771
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	122,904	97,170
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,446,544	1,919,763
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	97,145	76,107
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	70,988	55,837
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	37,811	29,859
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	33,992	26,631
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	22,365	17,521
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	8,003,188	6,837,595
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	522,092	441,300
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	65,803	55,573
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	4,592,307	3,867,455
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	28,272	22,184
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	264,464	206,528
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	136,203	106,366
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	19,529	15,251
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	254,500	199,066
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	147,799	115,421
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	120,069	114,899
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	7,132	6,792
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	559,965	519,979
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	48,279	42,065
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	14,330	12,445
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,691,937	1,407,205
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	313,467	258,167
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	10,980,872	8,988,798
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	9,005,075	7,410,834
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	274,711	227,793
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	212,702	174,115
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	109,961	90,562
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	123,852	118,573
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	17,776	17,033
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	4,695	4,499
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	307,331	270,245
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	4,024,415	3,313,198
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,782,855	1,459,422
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	733,939	608,591
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	580,002	477,501
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	415,595	342,019
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	151,174	124,599
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	68,609	66,609
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	77,156	73,899
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	5,411	5,183
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	97,973	93,382
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	25,728	24,512
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	1,055,600	975,933
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	260,730	230,393
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	162,988	142,427
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	57,022	50,007
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,993,018	1,640,801
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,905,312	1,559,664
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,102,826	912,064
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	786,427	647,199
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	609,757	501,807
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	214,583	205,252
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	182,193	173,577
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	3,889	3,704
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	1,864,079	1,782,096
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	750,971	618,020
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	271,477	224,518
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	122,376	114,402
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	66,051	63,262
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	58,933	55,093
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	40,970	38,211
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	160,152	140,866
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	27,832	24,204
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	20,527	16,906
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	4,430,131	3,697,052
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	647,271	603,681
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	625,920	583,767
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	49,559	43,900
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	90,827	80,351
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	43,880	36,427
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	4,209,957	3,476,475
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	768,328	636,867
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,298,530	1,073,105
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	772,571	741,306
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	118,813	113,744
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	342,721	311,757
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	148,883	130,908
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	3,396,173	2,960,794
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	21,650	18,818
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,908,773	1,583,970
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,375,244	1,131,773
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	314,213	260,157
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	997,601	957,217
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	973,429	933,589
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	899,866	863,456
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	882,621	846,888
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	838,362	803,696
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	695,771	667,569
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	17,993	17,280
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	36,452	32,286
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	101,844	89,858
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	89,360	78,736
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	80,816	71,302
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	45,465	39,778
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	17,873	15,646
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,215,825	2,650,521
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,707,340	2,230,576
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,662,232	2,207,554
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,612,291	1,328,870
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	643,092	527,029
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	489,243	403,240
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	22,285	18,368
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	2,880,464	2,380,413
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	206,156	170,367
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	406,482	332,360
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,230,121	1,179,248
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	789,761	757,096
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	768,035	737,302
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,366,484	1,133,105
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	285,416	252,211
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	326,798	287,315
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	102,437	89,840
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	82,959	73,052
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	4,746,825	3,998,426
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,807,140	2,326,837
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	940,310	780,892
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	43,223	41,455
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	24,490	23,509
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	5,131	4,875
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	529,166	465,331
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,109,752	1,736,905
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,705,206	1,403,852
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,650,780	1,359,045
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	84,744	69,370
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	43,575	41,736
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	8,313,397	7,438,639
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	37,013	30,299
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	548,807	522,291
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	200,829	191,125
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	13,414	12,799
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2037	76,170	71,292
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	71,863	64,816
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,993	13,502
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,911	8,982
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,486	7,642
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,807	7,047
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,378	6,651
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,070	3,694
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	84,697	75,845
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	400,444	344,390
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	31,407	26,898
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	17,921	16,040
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	6,427	5,789
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	628,926	554,451
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	28,124	24,697
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	16,282	14,125
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,655,859	2,284,511
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,106,886	951,081
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	5,490	5,298
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	88,417	85,909
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	52,309	49,057
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	8,732	8,189
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	26,129	23,786
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	35,755	32,280
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	35,619	31,875
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	807,411	711,801
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	776,921	684,921
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	37,598	33,711
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	77,913	67,056
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	739,592	637,105
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	478,963	412,592
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	284,649	244,849
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	21,200	18,348
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	17,400	15,059
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	232,111	224,930
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	69,866	67,697
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	112,478	107,043
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	31,995	30,479
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	14,921	14,237
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	19,361	17,502
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,302	9,216
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,305	7,487
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,769	4,300
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	3,421	3,072
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	724,613	623,635
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,231,385	1,058,056
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	208,447	179,562
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	168,112	144,606
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	21,314	18,314
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	152,863	148,998
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	2,577,154	2,485,405
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	60,422	58,759
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	72,391	67,529
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	40,834	38,092
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	52,050	46,843
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	39,930	35,953
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	29,913	26,975
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	23,846	21,490
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	19,133	17,227
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,694	10,559
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,927	8,936
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,034	8,111
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,674	5,134
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	210,187	188,069
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	200,820	179,540
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	30,029	26,868
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	323,751	280,355
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	6,362,001	5,466,487
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	4,523,790	3,885,609
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	534,538	459,129
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	471,338	404,845
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	42,961	36,914
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	9,822	9,489
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	101,483	94,667
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	97,840	91,269
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	16,331	14,732
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	286,963	252,982
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	9,597,902	8,449,360
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	381,388	328,359
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	88,262	76,431
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,194,872	1,896,554
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,647,201	1,415,342
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	65,683	58,779
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	10,532	9,490
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	48,067	42,420
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	58,181	51,910
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	286,300	256,400
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	266,545	239,149
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	225,849	195,576
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	41,331	35,585
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	4,337,343	3,726,142
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,895,332	1,641,280
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,076,212	924,893
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	94,364	84,487
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	52,997	47,648
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	43,768	39,418
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,173	5,556
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	6,716	5,959
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	259,498	228,932
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	82,397	71,352
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	41,682	37,519
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	2,109,545	1,820,187
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	70,561	68,128
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	178,171	173,390
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	56,407	51,261
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	9,840	8,898
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	86,411	77,505
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	425,983	375,274
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	126,674	113,227
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,581,472	2,233,028
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	540,799	467,803
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	11,290,067	9,693,824
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	118,888	114,825
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	70,488	63,044
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	24,760	22,229
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	12,389	11,113
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	15,063	13,280
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	12,354	10,891
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	4,535	3,998
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	186,049	163,495
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	7,649,897	6,614,935
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	287,015	247,646
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	13,292	12,842
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	11,004	10,625
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	375,142	363,534
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	33,622	30,288
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	441,297	387,523
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	154,193	135,501
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	125,092	111,983
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	22,202	19,178
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	8,761	8,121
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	27,481	25,422
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	225,954	204,867
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	1,078,321	980,386
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	6,925,634	6,401,648
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	378,648	338,106
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	151,964	136,121
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	68,557	63,446
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	22,696	20,996
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	15,642	14,579
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	6,074	5,620
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,650	3,381
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	29,381	26,694
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	1,012,792	921,758
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	11,692,787	10,649,104
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	49,820	48,287
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,299	6,744
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	4,009	3,695
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	1,347,822	1,224,990
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	41,628	37,171
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	5,286	4,900
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	2,047,276	1,890,503
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	74,084	67,171
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	34,048	30,870
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	61,303	55,352
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	50,614	45,195
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	135,457	130,696
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	13,270	12,228
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	278,965	249,445
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	13,913	12,815
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	13,491	12,458
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	256,387	228,936
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	4,867	4,507
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	31,283	28,855
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	23,726	21,860
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	51,784	47,097
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	3,061,345	2,840,639
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	486,811	434,992
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	8,108	7,663
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	42,310	38,996
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	26,659	24,579
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	210,249	191,220
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	29,766	26,560
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	207,153	185,103
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	16,700	14,923
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	33,854	31,348
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	27,218	25,099
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	289,931	262,693
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	118,797	107,822
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	73,674	66,868
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,757,165	1,626,063
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	606,149	545,604
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	204,756	197,815
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	23,642	21,904
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	9,126	8,472
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	33,395	30,958
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	5,316	4,915
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	36,278	32,926
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	16,002	14,799
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	14,096	13,053
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,977	7,386
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	253,560	230,610
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	653,517	594,777
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	24,473	21,868
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	49,737	47,457
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,015	4,777
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	1,945	1,854
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	74,401	70,957
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	5,430	5,167
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	11,033	10,492
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	5,191	4,829
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	406,872	377,812
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	130,639	121,931
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	13,017	12,439
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	6,498	6,177
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,927	2,804
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,355	2,248
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	64,461	61,385
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	42,622	40,580
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	2,479	2,354
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	18,020	17,143
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	7,162	6,736
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	54,145	50,820
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	76,648	73,147
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,124	13,506
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,639	9,227
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,588	8,180
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,082	7,687
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,626	7,269
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,392	7,056
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,361	7,035
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,650	6,342
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,211	5,903
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,834	5,564
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,353	5,092
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,983	4,755
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,880	3,696
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,604	3,425
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,259	3,120
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,224	3,072
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,524	2,399
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,222	2,137
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	38,481	36,656
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	20,976	19,976
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	18,035	17,156
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	26,531	24,835
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	26,897	25,018
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	179,971	167,974
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	22,461	20,971
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	19,540	18,621
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	7,569	7,197
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	6,179	5,887
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	3,799	3,614
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	5,220	4,918
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	9,706	9,080
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	105,893	98,835
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	41,245	39,361
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	6,222	5,932
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	53,747	51,086
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,297	3,143
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	1,461	1,399
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	45,180	42,264
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	13,172	12,355
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	23,846	22,225
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	73,621	68,408
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	86,364	80,607
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	1,379	1,332
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	7,245	6,911
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,567	2,449
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	1,333	1,270
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	20,824	19,774
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	6,265	5,893
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	81,897	76,994
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	26,015	24,246
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	17,791	16,923
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	13,067	12,431
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,171	5,871
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,434	3,262
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	2,043	1,940
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	6,801	6,435
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	10,765,426	10,148,843
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	5,887	5,540
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	15,435	14,429
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	75,253	70,395
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	15,287	14,195
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	1,255,127	1,159,696
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	628,358	582,546
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	21,937	20,474
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	80,515	75,318
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	7,963	7,598
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	13,377	12,551
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	83,472	78,189
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	1,348,319	1,249,911
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	77,541	72,827
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	480,731	448,499
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	70,770	66,202
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	42,584	39,835
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	24,060	22,456
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	4,738	4,481
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	13,753	12,874
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	12,796	11,978
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	8,328	7,796
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	187,670	175,087
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	44,977	42,903
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	8,291	7,893
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,289	2,180
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,734	2,601
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	4,837,675	4,565,655
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	90,543	84,982
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	138,608	129,412
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	14,521	13,562
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	225,339	210,248
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	20,809	19,936
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	2,472	2,366
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	1,496	1,471
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	60,802	58,956
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	8,807	8,443
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2025	91	90
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	735	723
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	6,164	6,061
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	162,062	159,281
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	4,940	4,841
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	7,913	7,673
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	1,303	1,264
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	14,918	14,656
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	2,660	2,554
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	628,789	595,302
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	12,249	12,057
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,407	2,369
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,378	2,336
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	13,437	13,187
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	8,666	8,329
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	38,936	37,377
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	13,973	13,575
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	85,954	84,510
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	13,411	12,849
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	10,592	10,148
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	6,614	6,328
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	20,994	20,573
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	4,817	4,769
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	71,396	70,214
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	5,486	5,292
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	6,197	5,951
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	12,147	11,637
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	85,564	84,690
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	25,012	24,763
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	14,669	14,527
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	4,981	4,839
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	8,413	8,079
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	8,342	7,990
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	457,066	449,186
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	11,206	10,982
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	22,756	22,513
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	20,728	20,138
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	97,618	93,738
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	232	230
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	16,341	16,087
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,583	2,543
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	78,444	75,302
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	13,879	13,310
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,865	3,829
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,613	1,597
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,488	1,474
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,141	1,130
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,063	1,052
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	668	662
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	248	246
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	29,610	29,053
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	6,099,399	5,809,351
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,742	3,707
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,743	1,727
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,672	1,656
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,372	1,360
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	764	757
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	598	592
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	8,234	8,143
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	4,225	4,182
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	34,600	34,015
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	4,475	4,396
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	14,874	14,265
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	16,648	16,731
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	513,211	502,726
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	166,392	162,992
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	23,899	24,029
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	405,117	397,980
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	354,275	347,037
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	213,069	208,650
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	213,987	209,548
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	76,855	77,272
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	13,006	13,080
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	112,320	111,104
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	438,900	433,225
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	64,356	64,703
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	27,674	27,823
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	4,021	4,042
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	27,221	27,375
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	48,987	48,384
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	29,650	29,285
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	23,016	22,733
Fannie Mae Mortgage pass-thru certificates 5.297% 8/1/2041 (d)	20,576	20,646
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	994,748	993,796
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	4,666,939	4,669,762
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,105,565	1,108,307
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,758,017	1,761,827
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,068,393	1,060,358
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	134,313	133,261
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	2,365,724	2,347,194
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	82,154	81,896
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	5,616,111	5,577,387
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	648,632	647,808
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,246,114	1,244,921
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	548,313	547,788
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	353,592	354,138
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,728,761	1,716,300
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	509,530	509,042
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	3,316,758	3,309,436
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2025	3	2
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,207,338	1,209,200
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	4,856,199	4,821,197
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,369,467	1,374,147
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	738,732	738,024
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	3,022,155	2,999,428
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.38% 1/1/2035 (b)(d)	185	188
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.316% 2/1/2033 (b)(d)	160	163
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.369% 12/1/2034 (b)(d)	331	336
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.184% 9/1/2033 (b)(d)	9,796	9,945
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(d)	162	167
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	8,568	8,893
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	17,415	18,168
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	334	348
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	6,718	7,039
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	6,269	6,577
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	4,846	5,040
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	2,454	2,554
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	6,204	6,492
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	671,614	687,942
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	11,019	11,465
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	11,368	11,816
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	2,071	2,157
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	833	866
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	158	165
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,815,860	1,845,910
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	548,086	560,896
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	215,443	220,748
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	70,968	72,782
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	2,428	2,547
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	3,257	3,379
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	4,520,874	4,615,240
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	5,376,109	5,490,426
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,936,692	1,990,583
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	3,152	3,271
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	3,507	3,643
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	2,252	2,363
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	2,402,814	2,470,577
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	670,371	678,498
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,396,571	1,430,195
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	22,108	22,994
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	2,262,669	2,290,100
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	7,827	8,205
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,564,595	1,583,563
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,978,558	2,022,485
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,291	1,343
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	35,401	36,844
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	3,882	4,055
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (v)	663,194	677,037
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	515,182	525,292
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,580,410	1,599,570
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,076	1,123
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	493	514
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	1,055	1,107
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	14,357	15,059
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	467,899	477,665
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	2,363,935	2,405,891
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,327,569	1,343,664
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	14,658	15,232
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	646	672
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	154	161
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	17,536	18,203
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	346	354
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,566	3,720
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	568	595
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	520,266	530,475
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	3,030,128	3,065,916
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	480,486	492,617
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	2,577,632	2,676,969
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	1,063,118	1,101,680
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	3,503,492	3,651,922
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	1,084,628	1,115,073
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	4,243	4,409
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	43,049	44,846
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	484,555	498,004
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	964,951	1,002,139
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	511,110	525,417
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	11,990	12,459
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,383	2,475
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	4,961	5,177
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	984,306	1,011,858
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	274,477	285,398
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	260	275
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	36,466	37,972
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	28,666	29,837
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	6,826	7,111
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	1,001,941	1,038,910
Fannie Mae Mortgage pass-thru certificates 6.763% 2/1/2039 (d)	7,586	7,835
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	7	8
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	42	42
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	6	6
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	33	34
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	11	12
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	9	9
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	5	6
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	69	72
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	32	33
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	18	19
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	13	14
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	74	78
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	430	452
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	19	19
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	268	280
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	627	654
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	117	122
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	77	80
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	352	372
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	165	172
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	122	127
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	56	58
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	51	54
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	13	14
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	9	10
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	37	38
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	168	176
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	46	47
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	876	900
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	50	51
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	18	19
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	15	16
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	15	16
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	40	42
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	52	54
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	69	70
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	54	55
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	33	34
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	9	10
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	660	677
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	47	49
Freddie Mac Gold Pool 1.5% 1/1/2036	417,110	367,889
Freddie Mac Gold Pool 1.5% 1/1/2051	1,379,868	1,020,624
Freddie Mac Gold Pool 1.5% 10/1/2035	1,326,290	1,174,755
Freddie Mac Gold Pool 1.5% 11/1/2035	345,291	304,545
Freddie Mac Gold Pool 1.5% 11/1/2035	160,963	141,969
Freddie Mac Gold Pool 1.5% 11/1/2035	22,795	20,105
Freddie Mac Gold Pool 1.5% 12/1/2035	218,709	192,900
Freddie Mac Gold Pool 1.5% 12/1/2040	33,012	27,258
Freddie Mac Gold Pool 1.5% 2/1/2036	1,087,441	959,118
Freddie Mac Gold Pool 1.5% 2/1/2036	17,139	15,116
Freddie Mac Gold Pool 1.5% 2/1/2041	2,508,766	2,067,843
Freddie Mac Gold Pool 1.5% 2/1/2051	1,401,544	1,036,657
Freddie Mac Gold Pool 1.5% 3/1/2036	14,690	12,957
Freddie Mac Gold Pool 1.5% 3/1/2041	56,287	46,356
Freddie Mac Gold Pool 1.5% 3/1/2051	1,108,991	820,269
Freddie Mac Gold Pool 1.5% 4/1/2036	18,675	16,448
Freddie Mac Gold Pool 1.5% 4/1/2041	1,328,629	1,093,371
Freddie Mac Gold Pool 1.5% 4/1/2041	853,558	703,227
Freddie Mac Gold Pool 1.5% 4/1/2051 (u)	3,942,166	2,913,372
Freddie Mac Gold Pool 1.5% 4/1/2051	95,605	70,655
Freddie Mac Gold Pool 1.5% 5/1/2036	1,036,608	912,987
Freddie Mac Gold Pool 1.5% 5/1/2036	19,204	16,914
Freddie Mac Gold Pool 1.5% 6/1/2036	19,481	17,158
Freddie Mac Gold Pool 1.5% 7/1/2036	17,398	15,296
Freddie Mac Gold Pool 1.5% 8/1/2035	282,600	250,312
Freddie Mac Gold Pool 1.5% 8/1/2036	16,049	14,110
Freddie Mac Gold Pool 2% 1/1/2051	466,687	366,055
Freddie Mac Gold Pool 2% 1/1/2051	36,085	28,248
Freddie Mac Gold Pool 2% 1/1/2052	310,027	245,502
Freddie Mac Gold Pool 2% 1/1/2052	202,724	158,124
Freddie Mac Gold Pool 2% 1/1/2052	167,473	130,471
Freddie Mac Gold Pool 2% 10/1/2041	18,423	15,546
Freddie Mac Gold Pool 2% 10/1/2050	486,467	381,114
Freddie Mac Gold Pool 2% 10/1/2050	21,146	16,567
Freddie Mac Gold Pool 2% 10/1/2051	896,983	705,249
Freddie Mac Gold Pool 2% 10/1/2051	177,613	140,258
Freddie Mac Gold Pool 2% 10/1/2051	48,095	37,980
Freddie Mac Gold Pool 2% 10/1/2051	26,120	20,374
Freddie Mac Gold Pool 2% 10/1/2051	24,008	18,748
Freddie Mac Gold Pool 2% 10/1/2051	23,433	18,373
Freddie Mac Gold Pool 2% 11/1/2041	403,279	339,895
Freddie Mac Gold Pool 2% 11/1/2041	158,373	133,568
Freddie Mac Gold Pool 2% 11/1/2050	7,554,570	5,998,769
Freddie Mac Gold Pool 2% 11/1/2050	6,897,790	5,403,959
Freddie Mac Gold Pool 2% 11/1/2050	39,304	30,792
Freddie Mac Gold Pool 2% 11/1/2050	27,156	21,275
Freddie Mac Gold Pool 2% 11/1/2051	1,576,812	1,239,762
Freddie Mac Gold Pool 2% 11/1/2051	714,435	564,178
Freddie Mac Gold Pool 2% 11/1/2051	673,762	529,532
Freddie Mac Gold Pool 2% 11/1/2051	447,008	348,664
Freddie Mac Gold Pool 2% 11/1/2051	372,777	292,046
Freddie Mac Gold Pool 2% 11/1/2051	151,486	118,158
Freddie Mac Gold Pool 2% 11/1/2051	69,640	54,993
Freddie Mac Gold Pool 2% 11/1/2051	42,400	33,482
Freddie Mac Gold Pool 2% 12/1/2035	30,594	27,905
Freddie Mac Gold Pool 2% 12/1/2051	771,952	611,045
Freddie Mac Gold Pool 2% 12/1/2051	249,938	197,372
Freddie Mac Gold Pool 2% 12/1/2051	151,558	119,683
Freddie Mac Gold Pool 2% 12/1/2051	146,710	115,305
Freddie Mac Gold Pool 2% 12/1/2051	144,882	113,777
Freddie Mac Gold Pool 2% 12/1/2051	110,471	87,237
Freddie Mac Gold Pool 2% 12/1/2051	53,046	41,558
Freddie Mac Gold Pool 2% 12/1/2051	25,077	19,560
Freddie Mac Gold Pool 2% 2/1/2036	41,046	37,348
Freddie Mac Gold Pool 2% 2/1/2036	30,182	27,500
Freddie Mac Gold Pool 2% 2/1/2036	26,114	23,794
Freddie Mac Gold Pool 2% 2/1/2041	196,572	166,905
Freddie Mac Gold Pool 2% 2/1/2051	2,155,555	1,687,386
Freddie Mac Gold Pool 2% 2/1/2051	72,374	56,655
Freddie Mac Gold Pool 2% 2/1/2051	22,771	17,839
Freddie Mac Gold Pool 2% 2/1/2052 (u)	1,453,482	1,141,432
Freddie Mac Gold Pool 2% 2/1/2052	642,058	504,615
Freddie Mac Gold Pool 2% 3/1/2036	22,199	20,206
Freddie Mac Gold Pool 2% 3/1/2041	228,241	194,936
Freddie Mac Gold Pool 2% 3/1/2051	3,599,970	2,818,086
Freddie Mac Gold Pool 2% 3/1/2051	2,854,062	2,239,534
Freddie Mac Gold Pool 2% 3/1/2051	438,637	346,521
Freddie Mac Gold Pool 2% 3/1/2051	413,794	326,896
Freddie Mac Gold Pool 2% 3/1/2051	368,460	291,082
Freddie Mac Gold Pool 2% 3/1/2051	251,083	196,393
Freddie Mac Gold Pool 2% 3/1/2051	49,639	39,214
Freddie Mac Gold Pool 2% 3/1/2051	30,925	24,440
Freddie Mac Gold Pool 2% 3/1/2052	347,348	270,605
Freddie Mac Gold Pool 2% 4/1/2041	17,105	14,504
Freddie Mac Gold Pool 2% 4/1/2042	8,220,340	6,984,624
Freddie Mac Gold Pool 2% 4/1/2051	947,273	740,941
Freddie Mac Gold Pool 2% 4/1/2051	294,907	230,671
Freddie Mac Gold Pool 2% 4/1/2052	4,156,848	3,267,005
Freddie Mac Gold Pool 2% 4/1/2052	59,297	46,826
Freddie Mac Gold Pool 2% 5/1/2036	39,441	35,938
Freddie Mac Gold Pool 2% 5/1/2041	175,735	148,835
Freddie Mac Gold Pool 2% 5/1/2051	6,946,375	5,465,900
Freddie Mac Gold Pool 2% 5/1/2051	3,614,139	2,826,919
Freddie Mac Gold Pool 2% 5/1/2051	2,840,010	2,250,696
Freddie Mac Gold Pool 2% 5/1/2051	440,223	344,610
Freddie Mac Gold Pool 2% 5/1/2051	193,406	151,702
Freddie Mac Gold Pool 2% 5/1/2051	81,723	64,101
Freddie Mac Gold Pool 2% 5/1/2051	78,274	61,836
Freddie Mac Gold Pool 2% 6/1/2041	298,854	253,081
Freddie Mac Gold Pool 2% 6/1/2050	23,913,791	18,779,700
Freddie Mac Gold Pool 2% 6/1/2050	640,016	506,010
Freddie Mac Gold Pool 2% 6/1/2051	19,131	14,964
Freddie Mac Gold Pool 2% 6/1/2052	356,259	278,214
Freddie Mac Gold Pool 2% 7/1/2041	1,152,419	980,739
Freddie Mac Gold Pool 2% 7/1/2041	17,656	14,928
Freddie Mac Gold Pool 2% 7/1/2050	181,550	143,537
Freddie Mac Gold Pool 2% 7/1/2050	55,157	43,281
Freddie Mac Gold Pool 2% 7/1/2050	21,674	17,020
Freddie Mac Gold Pool 2% 7/1/2051	745,074	592,564
Freddie Mac Gold Pool 2% 7/1/2051	47,008	37,122
Freddie Mac Gold Pool 2% 8/1/2050	16,105	12,733
Freddie Mac Gold Pool 2% 8/1/2051	917,233	716,298
Freddie Mac Gold Pool 2% 8/1/2051	464,981	364,281
Freddie Mac Gold Pool 2% 8/1/2052	530,887	414,089
Freddie Mac Gold Pool 2% 9/1/2050	13,705,614	10,754,567
Freddie Mac Gold Pool 2% 9/1/2050	330,227	260,052
Freddie Mac Gold Pool 2% 9/1/2050	90,529	70,924
Freddie Mac Gold Pool 2% 9/1/2050	15,998	12,554
Freddie Mac Gold Pool 2% 9/1/2051	350,577	276,845
Freddie Mac Gold Pool 2% 9/1/2051	338,177	267,053
Freddie Mac Gold Pool 2% 9/1/2051	102,413	79,882
Freddie Mac Gold Pool 2% 9/1/2051	57,892	45,716
Freddie Mac Gold Pool 2.5% 1/1/2031	4,317	4,150
Freddie Mac Gold Pool 2.5% 1/1/2041	493,905	434,381
Freddie Mac Gold Pool 2.5% 1/1/2042	247,865	216,290
Freddie Mac Gold Pool 2.5% 1/1/2052	1,240,700	1,026,089
Freddie Mac Gold Pool 2.5% 1/1/2052	741,093	609,428
Freddie Mac Gold Pool 2.5% 1/1/2052	694,065	573,575
Freddie Mac Gold Pool 2.5% 1/1/2052	55,705	46,157
Freddie Mac Gold Pool 2.5% 10/1/2031	24,001	23,045
Freddie Mac Gold Pool 2.5% 10/1/2041	123,905	108,345
Freddie Mac Gold Pool 2.5% 10/1/2051	675,170	555,639
Freddie Mac Gold Pool 2.5% 11/1/2031	100,680	96,384
Freddie Mac Gold Pool 2.5% 11/1/2032	5,206	4,966
Freddie Mac Gold Pool 2.5% 11/1/2032	4,655	4,434
Freddie Mac Gold Pool 2.5% 11/1/2041	1,427,616	1,253,992
Freddie Mac Gold Pool 2.5% 11/1/2041	78,053	68,450
Freddie Mac Gold Pool 2.5% 11/1/2041	68,192	59,921
Freddie Mac Gold Pool 2.5% 11/1/2050	3,310,716	2,753,562
Freddie Mac Gold Pool 2.5% 11/1/2050	895,894	742,606
Freddie Mac Gold Pool 2.5% 11/1/2051	196,667	160,989
Freddie Mac Gold Pool 2.5% 12/1/2050	377,327	313,473
Freddie Mac Gold Pool 2.5% 12/1/2051	561,704	462,261
Freddie Mac Gold Pool 2.5% 12/1/2051	211,807	173,382
Freddie Mac Gold Pool 2.5% 2/1/2035	100,116	93,373
Freddie Mac Gold Pool 2.5% 2/1/2042	272,209	238,951
Freddie Mac Gold Pool 2.5% 2/1/2051	8,751,951	7,270,896
Freddie Mac Gold Pool 2.5% 2/1/2051	2,454,647	2,021,615
Freddie Mac Gold Pool 2.5% 2/1/2051	14,812	12,199
Freddie Mac Gold Pool 2.5% 3/1/2032	1,328,904	1,271,091
Freddie Mac Gold Pool 2.5% 3/1/2033	34,900	33,257
Freddie Mac Gold Pool 2.5% 3/1/2050	2,460,296	2,031,650
Freddie Mac Gold Pool 2.5% 3/1/2051	2,319,119	1,909,996
Freddie Mac Gold Pool 2.5% 4/1/2033	29,696	28,280
Freddie Mac Gold Pool 2.5% 4/1/2033	15,137	14,403
Freddie Mac Gold Pool 2.5% 4/1/2042	3,757,953	3,274,548
Freddie Mac Gold Pool 2.5% 4/1/2042	50,470	44,138
Freddie Mac Gold Pool 2.5% 4/1/2047	494,461	410,322
Freddie Mac Gold Pool 2.5% 4/1/2052	900,126	746,396
Freddie Mac Gold Pool 2.5% 5/1/2033	4,042	3,846
Freddie Mac Gold Pool 2.5% 5/1/2041	582,617	514,883
Freddie Mac Gold Pool 2.5% 5/1/2051	370,645	307,575
Freddie Mac Gold Pool 2.5% 6/1/2031	15,681	15,078
Freddie Mac Gold Pool 2.5% 6/1/2031	14,200	13,634
Freddie Mac Gold Pool 2.5% 6/1/2040	44,968	39,923
Freddie Mac Gold Pool 2.5% 6/1/2041	59,818	52,633
Freddie Mac Gold Pool 2.5% 7/1/2031	24,617	23,647
Freddie Mac Gold Pool 2.5% 7/1/2032	423,189	404,126
Freddie Mac Gold Pool 2.5% 7/1/2033	49,873	47,421
Freddie Mac Gold Pool 2.5% 7/1/2036	193,828	179,926
Freddie Mac Gold Pool 2.5% 7/1/2050	742,230	615,234
Freddie Mac Gold Pool 2.5% 7/1/2050	88,465	73,605
Freddie Mac Gold Pool 2.5% 7/1/2051	547,937	453,157
Freddie Mac Gold Pool 2.5% 8/1/2031	41,542	39,868
Freddie Mac Gold Pool 2.5% 8/1/2032	940,822	898,455
Freddie Mac Gold Pool 2.5% 8/1/2041	56,316	49,582
Freddie Mac Gold Pool 2.5% 8/1/2050	1,231,497	1,022,712
Freddie Mac Gold Pool 2.5% 9/1/2041	124,523	109,510
Freddie Mac Gold Pool 2.5% 9/1/2051	745,599	613,832
Freddie Mac Gold Pool 3% 1/1/2033	24,254	23,391
Freddie Mac Gold Pool 3% 1/1/2043	6,054	5,416
Freddie Mac Gold Pool 3% 1/1/2052	877,529	754,008
Freddie Mac Gold Pool 3% 1/1/2052	30,017	25,707
Freddie Mac Gold Pool 3% 10/1/2049	2,218,459	1,916,242
Freddie Mac Gold Pool 3% 11/1/2050	51,937	44,699
Freddie Mac Gold Pool 3% 11/1/2051	337,722	290,184
Freddie Mac Gold Pool 3% 11/1/2051	156,844	134,767
Freddie Mac Gold Pool 3% 12/1/2030	45,032	43,739
Freddie Mac Gold Pool 3% 12/1/2032	38,178	36,997
Freddie Mac Gold Pool 3% 12/1/2032	3,994	3,860
Freddie Mac Gold Pool 3% 12/1/2042	92,693	83,751
Freddie Mac Gold Pool 3% 12/1/2042	8,229	7,434
Freddie Mac Gold Pool 3% 12/1/2042	2,981	2,697
Freddie Mac Gold Pool 3% 12/1/2046	194,815	171,301
Freddie Mac Gold Pool 3% 12/1/2050	426,229	366,833
Freddie Mac Gold Pool 3% 12/1/2051	221,029	189,641
Freddie Mac Gold Pool 3% 2/1/2033	43,345	42,152
Freddie Mac Gold Pool 3% 2/1/2033	15,182	14,637
Freddie Mac Gold Pool 3% 2/1/2037	26,840	25,067
Freddie Mac Gold Pool 3% 2/1/2043	6,396	5,805
Freddie Mac Gold Pool 3% 2/1/2050	490,907	425,105
Freddie Mac Gold Pool 3% 3/1/2033	30,029	28,952
Freddie Mac Gold Pool 3% 3/1/2050	4,016,748	3,464,532
Freddie Mac Gold Pool 3% 3/1/2052	797,325	683,225
Freddie Mac Gold Pool 3% 3/1/2052	441,066	377,948
Freddie Mac Gold Pool 3% 3/1/2052	426,770	366,498
Freddie Mac Gold Pool 3% 4/1/2034	36,662	35,114
Freddie Mac Gold Pool 3% 4/1/2046	9,619	8,485
Freddie Mac Gold Pool 3% 4/1/2046	7,999	7,056
Freddie Mac Gold Pool 3% 4/1/2050	4,027,251	3,473,591
Freddie Mac Gold Pool 3% 4/1/2050	167,648	145,177
Freddie Mac Gold Pool 3% 5/1/2035	481,634	458,364
Freddie Mac Gold Pool 3% 5/1/2045	4,162	3,693
Freddie Mac Gold Pool 3% 5/1/2046	148,566	131,052
Freddie Mac Gold Pool 3% 5/1/2046	23,119	20,394
Freddie Mac Gold Pool 3% 5/1/2051	321,665	276,941
Freddie Mac Gold Pool 3% 5/1/2052	3,713,879	3,194,016
Freddie Mac Gold Pool 3% 6/1/2031	13,498	13,111
Freddie Mac Gold Pool 3% 6/1/2031	4,911	4,770
Freddie Mac Gold Pool 3% 6/1/2046	146,455	129,189
Freddie Mac Gold Pool 3% 6/1/2050	80,510	69,869
Freddie Mac Gold Pool 3% 6/1/2052	1,442,312	1,235,912
Freddie Mac Gold Pool 3% 6/1/2052	1,270,294	1,091,289
Freddie Mac Gold Pool 3% 7/1/2045	9,480	8,380
Freddie Mac Gold Pool 3% 9/1/2049	11,880	10,358
Freddie Mac Gold Pool 3% 9/1/2051	297,669	256,049
Freddie Mac Gold Pool 3% 9/1/2051	165,747	142,416
Freddie Mac Gold Pool 3.5% 1/1/2046	18,156	16,500
Freddie Mac Gold Pool 3.5% 1/1/2046	6,102	5,563
Freddie Mac Gold Pool 3.5% 1/1/2048	945,019	852,989
Freddie Mac Gold Pool 3.5% 1/1/2048	9,321	8,474
Freddie Mac Gold Pool 3.5% 10/1/2040	6,875	6,296
Freddie Mac Gold Pool 3.5% 10/1/2047	32,574	29,646
Freddie Mac Gold Pool 3.5% 10/1/2051	213,457	191,670
Freddie Mac Gold Pool 3.5% 11/1/2033	64,599	62,459
Freddie Mac Gold Pool 3.5% 11/1/2040	14,376	13,155
Freddie Mac Gold Pool 3.5% 11/1/2047	223,824	203,706
Freddie Mac Gold Pool 3.5% 11/1/2047	27,365	24,904
Freddie Mac Gold Pool 3.5% 11/1/2047	9,005	8,150
Freddie Mac Gold Pool 3.5% 12/1/2033	23,674	23,020
Freddie Mac Gold Pool 3.5% 12/1/2040	13,999	12,810
Freddie Mac Gold Pool 3.5% 12/1/2046	33,764	30,653
Freddie Mac Gold Pool 3.5% 12/1/2047	52,991	48,179
Freddie Mac Gold Pool 3.5% 12/1/2047	38,261	34,580
Freddie Mac Gold Pool 3.5% 2/1/2034	253,242	246,327
Freddie Mac Gold Pool 3.5% 2/1/2043	909,183	841,923
Freddie Mac Gold Pool 3.5% 2/1/2043	19,061	17,698
Freddie Mac Gold Pool 3.5% 2/1/2043	7,764	7,255
Freddie Mac Gold Pool 3.5% 2/1/2048	116,655	105,434
Freddie Mac Gold Pool 3.5% 2/1/2048	20,649	18,663
Freddie Mac Gold Pool 3.5% 2/1/2052	277,150	248,168
Freddie Mac Gold Pool 3.5% 2/1/2052	65,343	58,347
Freddie Mac Gold Pool 3.5% 3/1/2032	153,295	149,743
Freddie Mac Gold Pool 3.5% 3/1/2045	50,991	46,740
Freddie Mac Gold Pool 3.5% 3/1/2045	12,924	11,867
Freddie Mac Gold Pool 3.5% 3/1/2045	9,724	8,933
Freddie Mac Gold Pool 3.5% 3/1/2046	187,003	170,769
Freddie Mac Gold Pool 3.5% 3/1/2048	46,149	41,710
Freddie Mac Gold Pool 3.5% 3/1/2052	236,262	211,637
Freddie Mac Gold Pool 3.5% 3/1/2052	108,183	96,836
Freddie Mac Gold Pool 3.5% 4/1/2033	157,137	153,184
Freddie Mac Gold Pool 3.5% 4/1/2040	17,046	15,906
Freddie Mac Gold Pool 3.5% 4/1/2042	167,737	156,134
Freddie Mac Gold Pool 3.5% 4/1/2043	23,349	21,591
Freddie Mac Gold Pool 3.5% 4/1/2043	10,166	9,413
Freddie Mac Gold Pool 3.5% 4/1/2046	42,565	38,684
Freddie Mac Gold Pool 3.5% 4/1/2046	35,894	32,688
Freddie Mac Gold Pool 3.5% 4/1/2052	245,728	221,337
Freddie Mac Gold Pool 3.5% 5/1/2034	27,945	27,097
Freddie Mac Gold Pool 3.5% 5/1/2040	35,137	32,815
Freddie Mac Gold Pool 3.5% 5/1/2040	5,836	5,444
Freddie Mac Gold Pool 3.5% 5/1/2045	83,392	76,317
Freddie Mac Gold Pool 3.5% 5/1/2046	366,755	334,916
Freddie Mac Gold Pool 3.5% 6/1/2032	108,970	106,375
Freddie Mac Gold Pool 3.5% 6/1/2040	30,507	27,935
Freddie Mac Gold Pool 3.5% 6/1/2045	176,886	161,253
Freddie Mac Gold Pool 3.5% 6/1/2045	100,453	91,387
Freddie Mac Gold Pool 3.5% 6/1/2045	16,076	14,776
Freddie Mac Gold Pool 3.5% 6/1/2045	9,768	8,920
Freddie Mac Gold Pool 3.5% 7/1/2032	155,137	151,446
Freddie Mac Gold Pool 3.5% 7/1/2040	4,388	4,018
Freddie Mac Gold Pool 3.5% 7/1/2042	544,093	503,914
Freddie Mac Gold Pool 3.5% 7/1/2047	536,435	488,218
Freddie Mac Gold Pool 3.5% 8/1/2034	46,721	45,280
Freddie Mac Gold Pool 3.5% 8/1/2040	19,940	18,259
Freddie Mac Gold Pool 3.5% 8/1/2047	832,248	757,443
Freddie Mac Gold Pool 3.5% 8/1/2047	95,475	86,893
Freddie Mac Gold Pool 3.5% 8/1/2047	65,716	59,809
Freddie Mac Gold Pool 3.5% 8/1/2049	10,114,090	9,135,464
Freddie Mac Gold Pool 3.5% 8/1/2051	276,329	248,211
Freddie Mac Gold Pool 3.5% 9/1/2040	15,021	13,666
Freddie Mac Gold Pool 3.5% 9/1/2042	1,301,960	1,204,942
Freddie Mac Gold Pool 3.5% 9/1/2042	689,159	637,405
Freddie Mac Gold Pool 3.5% 9/1/2046	447,843	408,264
Freddie Mac Gold Pool 3.5% 9/1/2046	48,058	43,631
Freddie Mac Gold Pool 3.5% 9/1/2047	18,232	16,593
Freddie Mac Gold Pool 3.5% 9/1/2047	14,982	13,635
Freddie Mac Gold Pool 4% 1/1/2036	80,589	78,151
Freddie Mac Gold Pool 4% 1/1/2039	8,665	8,276
Freddie Mac Gold Pool 4% 1/1/2041	6,152	5,879
Freddie Mac Gold Pool 4% 1/1/2041	3,086	2,960
Freddie Mac Gold Pool 4% 1/1/2044	4,491	4,242
Freddie Mac Gold Pool 4% 10/1/2041	48,481	46,198
Freddie Mac Gold Pool 4% 10/1/2041	5,808	5,539
Freddie Mac Gold Pool 4% 10/1/2041	4,511	4,304
Freddie Mac Gold Pool 4% 10/1/2042	2,322	2,207
Freddie Mac Gold Pool 4% 10/1/2043	11,866	11,236
Freddie Mac Gold Pool 4% 10/1/2044	7,838	7,387
Freddie Mac Gold Pool 4% 10/1/2045	2,979	2,792
Freddie Mac Gold Pool 4% 10/1/2052	638,728	592,759
Freddie Mac Gold Pool 4% 11/1/2041	8,225	7,828
Freddie Mac Gold Pool 4% 11/1/2042	101,720	97,026
Freddie Mac Gold Pool 4% 11/1/2042	90,499	86,170
Freddie Mac Gold Pool 4% 11/1/2042	9,947	9,456
Freddie Mac Gold Pool 4% 11/1/2042	8,531	8,093
Freddie Mac Gold Pool 4% 11/1/2047	60,199	56,236
Freddie Mac Gold Pool 4% 11/1/2051	36,271	33,853
Freddie Mac Gold Pool 4% 12/1/2042	2,446	2,334
Freddie Mac Gold Pool 4% 12/1/2047	98,736	92,236
Freddie Mac Gold Pool 4% 2/1/2041	16,025	15,319
Freddie Mac Gold Pool 4% 2/1/2042	22,143	21,061
Freddie Mac Gold Pool 4% 2/1/2043	8,021	7,606
Freddie Mac Gold Pool 4% 2/1/2043	6,106	5,785
Freddie Mac Gold Pool 4% 2/1/2043	5,128	4,859
Freddie Mac Gold Pool 4% 2/1/2043	2,629	2,488
Freddie Mac Gold Pool 4% 2/1/2045	68,142	64,420
Freddie Mac Gold Pool 4% 2/1/2046	24,984	23,616
Freddie Mac Gold Pool 4% 2/1/2048	64,951	60,614
Freddie Mac Gold Pool 4% 2/1/2050	14,916	13,832
Freddie Mac Gold Pool 4% 2/1/2052	20,318	18,964
Freddie Mac Gold Pool 4% 2/1/2052	15,970	14,905
Freddie Mac Gold Pool 4% 2/1/2053	7,037,937	6,522,618
Freddie Mac Gold Pool 4% 2/1/2053	1,853,053	1,717,372
Freddie Mac Gold Pool 4% 3/1/2042	4,145	3,955
Freddie Mac Gold Pool 4% 3/1/2042	4,046	3,848
Freddie Mac Gold Pool 4% 4/1/2042	55,048	52,348
Freddie Mac Gold Pool 4% 4/1/2042	42,570	40,548
Freddie Mac Gold Pool 4% 4/1/2043	81,874	77,812
Freddie Mac Gold Pool 4% 4/1/2043	4,270	4,056
Freddie Mac Gold Pool 4% 4/1/2046	23,689	22,219
Freddie Mac Gold Pool 4% 4/1/2048	22,178	20,698
Freddie Mac Gold Pool 4% 4/1/2048	18,543	17,288
Freddie Mac Gold Pool 4% 4/1/2048	10,010	9,332
Freddie Mac Gold Pool 4% 4/1/2048	4,009	3,737
Freddie Mac Gold Pool 4% 4/1/2048	1,095	1,021
Freddie Mac Gold Pool 4% 4/1/2052	39,776	37,125
Freddie Mac Gold Pool 4% 4/1/2052	26,482	24,717
Freddie Mac Gold Pool 4% 5/1/2038	110,220	105,612
Freddie Mac Gold Pool 4% 5/1/2042	7,114	6,790
Freddie Mac Gold Pool 4% 5/1/2043	5,212	4,935
Freddie Mac Gold Pool 4% 5/1/2045	33,109	31,573
Freddie Mac Gold Pool 4% 5/1/2045	8,287	7,795
Freddie Mac Gold Pool 4% 5/1/2048	135,789	127,019
Freddie Mac Gold Pool 4% 6/1/2038	4,413	4,228
Freddie Mac Gold Pool 4% 6/1/2038	3,273	3,136
Freddie Mac Gold Pool 4% 6/1/2041	2,079	1,979
Freddie Mac Gold Pool 4% 6/1/2045	5,486	5,166
Freddie Mac Gold Pool 4% 6/1/2047	379,334	355,310
Freddie Mac Gold Pool 4% 6/1/2047	26,874	25,223
Freddie Mac Gold Pool 4% 6/1/2052	20,414	19,054
Freddie Mac Gold Pool 4% 7/1/2042	85,406	81,089
Freddie Mac Gold Pool 4% 7/1/2043	10,951	10,368
Freddie Mac Gold Pool 4% 7/1/2043	9,913	9,413
Freddie Mac Gold Pool 4% 7/1/2043	4,711	4,472
Freddie Mac Gold Pool 4% 7/1/2043	4,430	4,188
Freddie Mac Gold Pool 4% 7/1/2045	17,511	16,490
Freddie Mac Gold Pool 4% 7/1/2052	33,429	31,200
Freddie Mac Gold Pool 4% 8/1/2038	24,950	23,907
Freddie Mac Gold Pool 4% 8/1/2038	17,733	16,992
Freddie Mac Gold Pool 4% 8/1/2043	5,220	4,940
Freddie Mac Gold Pool 4% 8/1/2052	19,966	18,629
Freddie Mac Gold Pool 4% 9/1/2041	5,973	5,697
Freddie Mac Gold Pool 4% 9/1/2041	2,182	2,081
Freddie Mac Gold Pool 4% 9/1/2041	1,983	1,887
Freddie Mac Gold Pool 4% 9/1/2042	34,897	33,194
Freddie Mac Gold Pool 4% 9/1/2042	6,283	6,007
Freddie Mac Gold Pool 4% 9/1/2043	8,323	7,890
Freddie Mac Gold Pool 4% 9/1/2043	7,457	7,065
Freddie Mac Gold Pool 4% 9/1/2043	7,224	6,853
Freddie Mac Gold Pool 4% 9/1/2043	6,263	5,925
Freddie Mac Gold Pool 4% 9/1/2043	6,104	5,770
Freddie Mac Gold Pool 4% 9/1/2044	5,512	5,211
Freddie Mac Gold Pool 4% 9/1/2051	41,197	38,477
Freddie Mac Gold Pool 4.5% 1/1/2040	2,080	2,050
Freddie Mac Gold Pool 4.5% 1/1/2041	1,255	1,237
Freddie Mac Gold Pool 4.5% 1/1/2042	61,185	60,224
Freddie Mac Gold Pool 4.5% 1/1/2047	4,311	4,149
Freddie Mac Gold Pool 4.5% 10/1/2039	12,156	11,980
Freddie Mac Gold Pool 4.5% 10/1/2039	2,786	2,744
Freddie Mac Gold Pool 4.5% 10/1/2039	1,142	1,126
Freddie Mac Gold Pool 4.5% 10/1/2040	5,648	5,560
Freddie Mac Gold Pool 4.5% 10/1/2040	3,442	3,383
Freddie Mac Gold Pool 4.5% 10/1/2041	14,933	14,670
Freddie Mac Gold Pool 4.5% 10/1/2048	80,251	77,388
Freddie Mac Gold Pool 4.5% 10/1/2048	11,776	11,282
Freddie Mac Gold Pool 4.5% 11/1/2040	1,370	1,349
Freddie Mac Gold Pool 4.5% 12/1/2040	2,055	2,019
Freddie Mac Gold Pool 4.5% 12/1/2040	1,772	1,742
Freddie Mac Gold Pool 4.5% 12/1/2044	3,750	3,641
Freddie Mac Gold Pool 4.5% 12/1/2045	11,135	10,978
Freddie Mac Gold Pool 4.5% 12/1/2046	5,843	5,623
Freddie Mac Gold Pool 4.5% 2/1/2041	9,040	8,902
Freddie Mac Gold Pool 4.5% 2/1/2041	2,338	2,297
Freddie Mac Gold Pool 4.5% 2/1/2041	2,334	2,292
Freddie Mac Gold Pool 4.5% 2/1/2041	2,197	2,163
Freddie Mac Gold Pool 4.5% 2/1/2041	1,443	1,422
Freddie Mac Gold Pool 4.5% 2/1/2041	1,000	983
Freddie Mac Gold Pool 4.5% 2/1/2047	21,071	20,260
Freddie Mac Gold Pool 4.5% 3/1/2041	23,107	22,741
Freddie Mac Gold Pool 4.5% 3/1/2041	9,733	9,582
Freddie Mac Gold Pool 4.5% 3/1/2041	2,649	2,609
Freddie Mac Gold Pool 4.5% 3/1/2041	2,256	2,221
Freddie Mac Gold Pool 4.5% 4/1/2041	29,619	29,145
Freddie Mac Gold Pool 4.5% 4/1/2041	3,166	3,109
Freddie Mac Gold Pool 4.5% 4/1/2041	3,107	3,054
Freddie Mac Gold Pool 4.5% 5/1/2035	983	973
Freddie Mac Gold Pool 4.5% 5/1/2039	7,951	7,842
Freddie Mac Gold Pool 4.5% 5/1/2041	3,372	3,314
Freddie Mac Gold Pool 4.5% 5/1/2041	3,300	3,240
Freddie Mac Gold Pool 4.5% 5/1/2045	18,617	18,046
Freddie Mac Gold Pool 4.5% 5/1/2047	53,204	51,157
Freddie Mac Gold Pool 4.5% 5/1/2047	39,725	38,196
Freddie Mac Gold Pool 4.5% 5/1/2047	17,209	16,547
Freddie Mac Gold Pool 4.5% 6/1/2038	1,226	1,214
Freddie Mac Gold Pool 4.5% 6/1/2041	3,546	3,494
Freddie Mac Gold Pool 4.5% 6/1/2041	2,572	2,527
Freddie Mac Gold Pool 4.5% 6/1/2041	2,206	2,173
Freddie Mac Gold Pool 4.5% 6/1/2041	1,054	1,041
Freddie Mac Gold Pool 4.5% 6/1/2047	76,093	73,164
Freddie Mac Gold Pool 4.5% 6/1/2047	21,235	20,451
Freddie Mac Gold Pool 4.5% 7/1/2025	42	42
Freddie Mac Gold Pool 4.5% 7/1/2040	4,271	4,209
Freddie Mac Gold Pool 4.5% 7/1/2040	1,868	1,837
Freddie Mac Gold Pool 4.5% 7/1/2040	1,686	1,660
Freddie Mac Gold Pool 4.5% 7/1/2047	38,601	37,296
Freddie Mac Gold Pool 4.5% 7/1/2047	31,929	30,690
Freddie Mac Gold Pool 4.5% 7/1/2047	16,788	16,163
Freddie Mac Gold Pool 4.5% 8/1/2033	497	493
Freddie Mac Gold Pool 4.5% 8/1/2040	1,495	1,472
Freddie Mac Gold Pool 4.5% 8/1/2041	10,669	10,498
Freddie Mac Gold Pool 4.5% 8/1/2041	1,494	1,468
Freddie Mac Gold Pool 4.5% 8/1/2041	1,126	1,108
Freddie Mac Gold Pool 4.5% 8/1/2052	3,787,809	3,587,563
Freddie Mac Gold Pool 4.5% 8/1/2052	50,587	47,972
Freddie Mac Gold Pool 4.5% 9/1/2039	6,772	6,689
Freddie Mac Gold Pool 4.5% 9/1/2040	2,834	2,790
Freddie Mac Gold Pool 4.5% 9/1/2041	26,193	25,806
Freddie Mac Gold Pool 4.5% 9/1/2041	14,845	14,610
Freddie Mac Gold Pool 4.5% 9/1/2041	11,145	10,964
Freddie Mac Gold Pool 4.5% 9/1/2052	3,067,968	2,904,579
Freddie Mac Gold Pool 5% 1/1/2035	11,528	11,606
Freddie Mac Gold Pool 5% 1/1/2037	521	525
Freddie Mac Gold Pool 5% 1/1/2040	4,860	4,892
Freddie Mac Gold Pool 5% 1/1/2053	376,495	367,862
Freddie Mac Gold Pool 5% 10/1/2033	1,300	1,309
Freddie Mac Gold Pool 5% 10/1/2033	919	925
Freddie Mac Gold Pool 5% 10/1/2052	161,710	158,406
Freddie Mac Gold Pool 5% 11/1/2035	738	743
Freddie Mac Gold Pool 5% 11/1/2052	755,685	740,010
Freddie Mac Gold Pool 5% 11/1/2052	259,523	254,951
Freddie Mac Gold Pool 5% 12/1/2033	504	507
Freddie Mac Gold Pool 5% 12/1/2035	2,050	2,065
Freddie Mac Gold Pool 5% 12/1/2052	573,238	561,347
Freddie Mac Gold Pool 5% 12/1/2052	428,650	419,758
Freddie Mac Gold Pool 5% 12/1/2052	399,161	390,881
Freddie Mac Gold Pool 5% 12/1/2052	110,920	108,619
Freddie Mac Gold Pool 5% 12/1/2054	2,695,347	2,623,856
Freddie Mac Gold Pool 5% 4/1/2034	423	426
Freddie Mac Gold Pool 5% 4/1/2035	3,000	3,021
Freddie Mac Gold Pool 5% 4/1/2035	1,058	1,066
Freddie Mac Gold Pool 5% 4/1/2035	776	782
Freddie Mac Gold Pool 5% 4/1/2036	7,585	7,639
Freddie Mac Gold Pool 5% 4/1/2040	6,615	6,657
Freddie Mac Gold Pool 5% 5/1/2034	512	516
Freddie Mac Gold Pool 5% 5/1/2034	257	259
Freddie Mac Gold Pool 5% 5/1/2035	2,930	2,951
Freddie Mac Gold Pool 5% 6/1/2035	549	552
Freddie Mac Gold Pool 5% 6/1/2035	244	246
Freddie Mac Gold Pool 5% 6/1/2040	4,232	4,259
Freddie Mac Gold Pool 5% 6/1/2040	3,380	3,402
Freddie Mac Gold Pool 5% 6/1/2041	106,403	107,081
Freddie Mac Gold Pool 5% 6/1/2052	2,154,698	2,118,084
Freddie Mac Gold Pool 5% 6/1/2053	326,953	322,521
Freddie Mac Gold Pool 5% 7/1/2035	19,130	19,264
Freddie Mac Gold Pool 5% 7/1/2035	2,664	2,683
Freddie Mac Gold Pool 5% 7/1/2041	1,930	1,942
Freddie Mac Gold Pool 5% 7/1/2041	1,572	1,580
Freddie Mac Gold Pool 5% 7/1/2041	861	866
Freddie Mac Gold Pool 5% 8/1/2033	348	350
Freddie Mac Gold Pool 5% 8/1/2034	4,641	4,673
Freddie Mac Gold Pool 5% 8/1/2035	382	385
Freddie Mac Gold Pool 5% 8/1/2040	3,657	3,681
Freddie Mac Gold Pool 5% 9/1/2033	1,115	1,123
Freddie Mac Gold Pool 5% 9/1/2035	2,438	2,455
Freddie Mac Gold Pool 5% 9/1/2052	156,196	153,005
Freddie Mac Gold Pool 5% 9/1/2054	6,725,793	6,539,517
Freddie Mac Gold Pool 5.5% 1/1/2055	10,253,536	10,288,577
Freddie Mac Gold Pool 5.5% 1/1/2055	1,897,931	1,896,113
Freddie Mac Gold Pool 5.5% 11/1/2052	920,198	922,480
Freddie Mac Gold Pool 5.5% 2/1/2054	255,219	253,619
Freddie Mac Gold Pool 5.5% 3/1/2053 (v)(w)	1,246,801	1,250,283
Freddie Mac Gold Pool 5.5% 4/1/2053	213,495	214,024
Freddie Mac Gold Pool 5.5% 5/1/2053	587,497	586,567
Freddie Mac Gold Pool 5.5% 9/1/2053	3,927,684	3,933,742
Freddie Mac Gold Pool 5.5% 9/1/2054	1,778,462	1,779,538
Freddie Mac Gold Pool 6% 1/1/2032	264	272
Freddie Mac Gold Pool 6% 1/1/2032	167	172
Freddie Mac Gold Pool 6% 10/1/2032	140	145
Freddie Mac Gold Pool 6% 10/1/2054	1,389,015	1,422,784
Freddie Mac Gold Pool 6% 11/1/2031	178	184
Freddie Mac Gold Pool 6% 11/1/2032	1,457	1,505
Freddie Mac Gold Pool 6% 11/1/2053	343,499	350,025
Freddie Mac Gold Pool 6% 12/1/2032	74	76
Freddie Mac Gold Pool 6% 12/1/2037	3,828	4,016
Freddie Mac Gold Pool 6% 12/1/2037	990	1,039
Freddie Mac Gold Pool 6% 12/1/2052	316,416	322,922
Freddie Mac Gold Pool 6% 3/1/2053	1,133,973	1,162,249
Freddie Mac Gold Pool 6% 4/1/2031	136	140
Freddie Mac Gold Pool 6% 4/1/2033	483	499
Freddie Mac Gold Pool 6% 4/1/2039	1,325,898	1,362,047
Freddie Mac Gold Pool 6% 4/1/2054	17,924,815	18,343,778
Freddie Mac Gold Pool 6% 5/1/2029	29	29
Freddie Mac Gold Pool 6% 5/1/2033	3,439	3,541
Freddie Mac Gold Pool 6% 5/1/2054	2,057,000	2,107,007
Freddie Mac Gold Pool 6% 6/1/2031	46	47
Freddie Mac Gold Pool 6% 7/1/2032	350	361
Freddie Mac Gold Pool 6% 7/1/2033	457	475
Freddie Mac Gold Pool 6% 7/1/2039	3,550,069	3,636,874
Freddie Mac Gold Pool 6% 8/1/2037	3,334	3,493
Freddie Mac Gold Pool 6% 9/1/2033	2,655	2,751
Freddie Mac Gold Pool 6% 9/1/2039	816,807	837,954
Freddie Mac Gold Pool 6% 9/1/2054	1,029,056	1,055,038
Freddie Mac Gold Pool 6% 9/1/2054	281,599	287,125
Freddie Mac Gold Pool 6.5% 1/1/2032	1,743	1,814
Freddie Mac Gold Pool 6.5% 1/1/2054	1,608,319	1,666,657
Freddie Mac Gold Pool 6.5% 1/1/2054	1,377,929	1,428,772
Freddie Mac Gold Pool 6.5% 10/1/2032	1,004	1,047
Freddie Mac Gold Pool 6.5% 10/1/2053	320,185	331,799
Freddie Mac Gold Pool 6.5% 10/1/2053	314,894	326,512
Freddie Mac Gold Pool 6.5% 2/1/2054	6,911,094	7,161,777
Freddie Mac Gold Pool 6.5% 3/1/2036	10,539	10,964
Freddie Mac Gold Pool 6.5% 4/1/2032	103	107
Freddie Mac Gold Pool 6.5% 6/1/2054	7,325,713	7,614,328
Freddie Mac Gold Pool 6.5% 6/1/2054	2,643,733	2,753,879
Freddie Mac Gold Pool 6.5% 7/1/2032	26	28
Freddie Mac Gold Pool 6.5% 8/1/2032	403	420
Freddie Mac Gold Pool 6.5% 8/1/2032	272	284
Freddie Mac Gold Pool 6.5% 8/1/2032	257	267
Freddie Mac Gold Pool 6.5% 9/1/2039	12,931	13,726
Freddie Mac Gold Pool 6.5% 9/1/2053	322,257	334,878
Freddie Mac Gold Pool 6.5% 9/1/2053	315,550	326,996
Freddie Mac Gold Pool 6.5% 9/1/2054	3,133,355	3,265,859
Freddie Mac Gold Pool 6.5% 9/1/2054	1,938,284	2,022,067
Freddie Mac Gold Pool 7% 1/1/2036	532	560
Freddie Mac Gold Pool 7% 11/1/2034	862	908
Freddie Mac Gold Pool 7% 11/1/2034	773	817
Freddie Mac Gold Pool 7% 4/1/2032	341	356
Freddie Mac Gold Pool 7% 4/1/2032	148	156
Freddie Mac Gold Pool 7% 7/1/2029	1,436	1,498
Freddie Mac Gold Pool 7% 8/1/2026	122	123
Freddie Mac Gold Pool 7% 9/1/2026	149	150
Freddie Mac Gold Pool 7% 9/1/2035	2,227	2,348
Freddie Mac Gold Pool 7.5% 1/1/2027	4	4
Freddie Mac Gold Pool 8% 7/1/2030	38	39
Freddie Mac Gold Pool 8% 8/1/2030	87	90
Freddie Mac Gold Pool 8.5% 8/1/2027	39	40
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	4,314,180	4,408,613
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	617,014	642,577
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	574,454	599,151
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	180,862	189,668
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (b)(d)	2,655	2,696
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.381% 3/1/2036 (b)(d)	1,834	1,866
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (b)(d)	1,396	1,432
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.665% 7/1/2036 (b)(d)	8,970	9,208
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.61% 12/1/2040 (b)(d)	13,157	13,631
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.3% 9/1/2041 (b)(d)	30,888	31,996
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.567% 7/1/2041 (b)(d)	3,286	3,400
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(d)	964	996
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 10/1/2041 (b)(d)	26,399	27,455
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(d)	476	496
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (b)(d)	3,713	3,855
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.125% 5/1/2041 (b)(d)	6,896	7,178
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.308% 5/1/2041 (b)(d)	4,610	4,787
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.572% 6/1/2041 (b)(d)	6,607	6,860
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (b)(d)	1,900	1,972
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.927%, 7.283% 10/1/2042 (b)(d)	14,204	14,725
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (b)(d)	783	816
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(d)	29	29
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 7.905% 7/1/2036 (b)(d)	4,740	4,892
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (b)(d)	1,152	1,200
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.681% 6/1/2033 (b)(d)	10,214	10,347
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.48% 4/1/2034 (b)(d)	3,411	3,480
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 7.038% 6/1/2033 (b)(d)	2,557	2,595
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.219% 3/1/2035 (b)(d)	4,386	4,472
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 7.588% 7/1/2035 (b)(d)	6,179	6,322
Freddie Mac Non Gold Pool 5% 8/1/2053	537,621	523,403
Freddie Mac Non Gold Pool 5.5% 4/1/2055	1,996,445	1,997,653
Freddie Mac Non Gold Pool 5.5% 7/1/2053	3,397,051	3,393,798
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,478,965	1,480,321
Freddie Mac Non Gold Pool 5.5% 8/1/2053	419,708	420,093
Freddie Mac Non Gold Pool 5.5% 8/1/2053	414,462	414,065
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 1/1/2037 (b)(d)	2,196	2,237
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (b)(d)	6,517	6,629
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.54% 7/1/2035 (b)(d)	1,583	1,610
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.995%, 6.662% 10/1/2035 (b)(d)	7,811	7,985
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.635% 5/1/2037 (b)(d)	1,542	1,584
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(d)	3,258	3,348
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.281%, 7.906% 10/1/2035 (b)(d)	165	172
Freddie Mac Non Gold Pool 6% 11/1/2054	1,148,906	1,173,247
Freddie Mac Non Gold Pool 6% 6/1/2053	360,873	368,405
Freddie Mac Non Gold Pool 6% 6/1/2053	353,763	360,594
Freddie Mac Non Gold Pool 6% 6/1/2053	308,580	314,635
Freddie Mac Non Gold Pool 6% 6/1/2054	3,076,815	3,141,038
Freddie Mac Non Gold Pool 6% 7/1/2053	371,160	378,907
Freddie Mac Non Gold Pool 6% 7/1/2053	328,688	335,138
Freddie Mac Non Gold Pool 6% 9/1/2053	619,337	631,490
Freddie Mac Non Gold Pool 6.5% 1/1/2055	3,678,405	3,818,153
Freddie Mac Non Gold Pool 6.5% 1/1/2055	229,378	239,670
Freddie Mac Non Gold Pool 6.5% 11/1/2054	105,361	110,022
Freddie Mac Non Gold Pool 6.5% 2/1/2055	263,369	275,350
Ginnie Mae I Pool 2.5% 1/20/2052	1,521,395	1,264,220
Ginnie Mae I Pool 2.5% 12/20/2051	2,346,771	1,950,074
Ginnie Mae I Pool 2.5% 12/20/2051	1,227,629	1,020,111
Ginnie Mae I Pool 2.5% 12/20/2051	684,827	569,064
Ginnie Mae I Pool 2.5% 8/20/2051	3,235,502	2,688,576
Ginnie Mae I Pool 2.5% 8/20/2051	846,861	703,709
Ginnie Mae I Pool 2.5% 8/20/2051	577,237	479,661
Ginnie Mae I Pool 2.5% 9/20/2051	1,506,454	1,251,804
Ginnie Mae I Pool 2.5% 9/20/2051	834,228	693,211
Ginnie Mae I Pool 3% 12/15/2042	21,727	19,499
Ginnie Mae I Pool 3% 12/20/2042	26,575	24,104
Ginnie Mae I Pool 3% 2/15/2045	12,604	11,210
Ginnie Mae I Pool 3% 2/20/2050	88,322	76,931
Ginnie Mae I Pool 3% 3/20/2043	17,640	16,003
Ginnie Mae I Pool 3% 3/20/2043	7,296	6,624
Ginnie Mae I Pool 3% 4/15/2045	7,262	6,445
Ginnie Mae I Pool 3% 5/15/2042	3,393	3,067
Ginnie Mae I Pool 3% 6/15/2043	2,911	2,623
Ginnie Mae I Pool 3.5% 1/15/2043	10,394	9,627
Ginnie Mae I Pool 3.5% 11/15/2042	24,275	22,499
Ginnie Mae I Pool 3.5% 12/15/2041	9,240	8,572
Ginnie Mae I Pool 3.5% 12/15/2041	8,303	7,694
Ginnie Mae I Pool 3.5% 12/20/2049	10,168	9,068
Ginnie Mae I Pool 3.5% 12/20/2049	4,631	4,116
Ginnie Mae I Pool 3.5% 12/20/2049	3,593	3,214
Ginnie Mae I Pool 3.5% 12/20/2049	1,073	953
Ginnie Mae I Pool 3.5% 2/15/2042	10,076	9,366
Ginnie Mae I Pool 3.5% 2/15/2042	3,536	3,287
Ginnie Mae I Pool 3.5% 2/15/2043	46,130	42,856
Ginnie Mae I Pool 3.5% 2/15/2044	6,868	6,316
Ginnie Mae I Pool 3.5% 2/20/2043	14,638	13,593
Ginnie Mae I Pool 3.5% 3/20/2043	6,631	6,156
Ginnie Mae I Pool 3.5% 4/15/2043	39,858	37,052
Ginnie Mae I Pool 3.5% 4/15/2043	7,340	6,774
Ginnie Mae I Pool 3.5% 6/20/2046	15,451	13,915
Ginnie Mae I Pool 3.5% 7/15/2042	6,928	6,423
Ginnie Mae I Pool 3.5% 7/15/2042	2,377	2,204
Ginnie Mae I Pool 3.5% 7/20/2043	13,431	12,404
Ginnie Mae I Pool 3.5% 7/20/2046	137,338	123,731
Ginnie Mae I Pool 4% 1/15/2041	9,100	8,728
Ginnie Mae I Pool 4% 1/15/2047	6,717	6,223
Ginnie Mae I Pool 4% 1/15/2047	5,843	5,413
Ginnie Mae I Pool 4% 1/15/2047	4,321	4,003
Ginnie Mae I Pool 4% 1/15/2047	2,059	1,907
Ginnie Mae I Pool 4% 10/15/2040	9,680	9,292
Ginnie Mae I Pool 4% 10/15/2040	9,209	8,845
Ginnie Mae I Pool 4% 10/15/2040	8,596	8,251
Ginnie Mae I Pool 4% 10/15/2041	18,484	17,691
Ginnie Mae I Pool 4% 10/15/2041	8,940	8,568
Ginnie Mae I Pool 4% 10/15/2041	6,319	6,059
Ginnie Mae I Pool 4% 10/15/2041	4,889	4,689
Ginnie Mae I Pool 4% 10/15/2041	3,284	3,142
Ginnie Mae I Pool 4% 10/20/2042	30,582	29,234
Ginnie Mae I Pool 4% 10/20/2052	1,783,008	1,646,179
Ginnie Mae I Pool 4% 11/15/2040	2,393	2,295
Ginnie Mae I Pool 4% 11/15/2041	16,204	15,527
Ginnie Mae I Pool 4% 12/15/2040	1,141	1,099
Ginnie Mae I Pool 4% 12/15/2041	7,361	7,059
Ginnie Mae I Pool 4% 12/15/2041	5,034	4,817
Ginnie Mae I Pool 4% 2/15/2042	2,380	2,278
Ginnie Mae I Pool 4% 2/15/2045	7,778	7,398
Ginnie Mae I Pool 4% 3/15/2040	37,169	35,696
Ginnie Mae I Pool 4% 3/15/2041	18,377	17,646
Ginnie Mae I Pool 4% 3/15/2042	8,520	8,152
Ginnie Mae I Pool 4% 4/15/2046	52,277	49,679
Ginnie Mae I Pool 4% 4/20/2048	7,323	6,788
Ginnie Mae I Pool 4% 4/20/2048	6,730	6,239
Ginnie Mae I Pool 4% 5/15/2045	7,270	6,903
Ginnie Mae I Pool 4% 5/20/2049	13,259	12,225
Ginnie Mae I Pool 4% 6/15/2045	1,942	1,848
Ginnie Mae I Pool 4% 7/15/2045	5,297	4,940
Ginnie Mae I Pool 4% 7/15/2046	4,908	4,562
Ginnie Mae I Pool 4% 8/15/2039	1,366	1,315
Ginnie Mae I Pool 4% 9/15/2041	7,473	7,160
Ginnie Mae I Pool 4.5% 12/15/2039	1,611	1,586
Ginnie Mae I Pool 4.5% 2/15/2040	4,677	4,597
Ginnie Mae I Pool 4.5% 2/15/2040	3,207	3,155
Ginnie Mae I Pool 4.5% 3/15/2040	11,187	10,998
Ginnie Mae I Pool 4.5% 3/15/2041	25,791	25,304
Ginnie Mae I Pool 4.5% 4/15/2040	4,702	4,624
Ginnie Mae I Pool 4.5% 4/20/2053	1,077,839	1,021,810
Ginnie Mae I Pool 4.5% 5/15/2039	911	897
Ginnie Mae I Pool 4.5% 5/15/2040	5,872	5,772
Ginnie Mae I Pool 4.5% 6/15/2039	3,078	3,031
Ginnie Mae I Pool 4.5% 6/15/2039	2,742	2,697
Ginnie Mae I Pool 4.5% 6/15/2040	21,336	20,921
Ginnie Mae I Pool 4.5% 6/15/2040	12,543	12,329
Ginnie Mae I Pool 4.5% 6/15/2040	6,154	6,047
Ginnie Mae I Pool 4.5% 6/15/2040	3,154	3,101
Ginnie Mae I Pool 4.5% 6/15/2040	3,069	3,017
Ginnie Mae I Pool 4.5% 6/15/2040	2,661	2,614
Ginnie Mae I Pool 4.5% 6/15/2040	2,532	2,488
Ginnie Mae I Pool 4.5% 6/15/2041	40,569	39,813
Ginnie Mae I Pool 4.5% 7/15/2039	2,684	2,641
Ginnie Mae I Pool 4.5% 7/15/2040	9,943	9,772
Ginnie Mae I Pool 4.5% 7/15/2040	8,134	7,994
Ginnie Mae I Pool 4.5% 7/15/2040	6,252	6,147
Ginnie Mae I Pool 4.5% 7/15/2040	4,973	4,888
Ginnie Mae I Pool 4.5% 7/15/2040	4,432	4,356
Ginnie Mae I Pool 4.5% 7/15/2040	3,995	3,924
Ginnie Mae I Pool 4.5% 8/15/2039	25,717	25,296
Ginnie Mae I Pool 4.5% 8/15/2039	15,625	15,371
Ginnie Mae I Pool 4.5% 8/15/2039	13,196	12,982
Ginnie Mae I Pool 4.5% 8/15/2039	5,412	5,321
Ginnie Mae I Pool 4.5% 9/15/2039	4,775	4,695
Ginnie Mae I Pool 4.5% 9/15/2039	2,230	2,194
Ginnie Mae I Pool 5% 10/15/2039	1,818	1,827
Ginnie Mae I Pool 5% 12/15/2039	1,644	1,652
Ginnie Mae I Pool 5% 4/15/2040	15,854	15,928
Ginnie Mae I Pool 5% 4/15/2040	12,146	12,203
Ginnie Mae I Pool 5% 4/15/2041	2,524	2,535
Ginnie Mae I Pool 5% 4/20/2048	152,693	152,063
Ginnie Mae I Pool 5% 5/15/2039	3,924	3,943
Ginnie Mae I Pool 5% 5/15/2039	1,953	1,962
Ginnie Mae I Pool 5% 6/15/2040	37,007	37,179
Ginnie Mae I Pool 5% 7/15/2039	3,509	3,526
Ginnie Mae I Pool 5% 8/15/2039	1,578	1,586
Ginnie Mae I Pool 5% 8/15/2040	2,977	2,990
Ginnie Mae I Pool 5% 8/15/2040	2,583	2,595
Ginnie Mae I Pool 5% 8/15/2040	2,485	2,496
Ginnie Mae I Pool 5% 9/15/2039	10,396	10,445
Ginnie Mae I Pool 5% 9/15/2039	1,434	1,440
Ginnie Mae I Pool 5% 9/15/2041	27,108	27,235
Ginnie Mae I Pool 5.47% 8/20/2059 (d)(j)	177	176
Ginnie Mae I Pool 5.5% 1/15/2039	1,661	1,694
Ginnie Mae I Pool 5.5% 10/15/2035	1,293	1,316
Ginnie Mae I Pool 5.5% 3/20/2054	2,314,420	2,313,745
Ginnie Mae I Pool 5.5% 9/15/2039	7,938	8,097
Ginnie Mae I Pool 5.5% 9/15/2039	5,608	5,721
Ginnie Mae I Pool 6% 5/15/2040	21,848	22,624
Ginnie Mae I Pool 6% 6/15/2036	144,272	148,764
Ginnie Mae I Pool 6.5% 9/15/2034	369	382
Ginnie Mae I Pool 7% 1/15/2032	173	178
Ginnie Mae I Pool 7% 10/15/2028	72	73
Ginnie Mae I Pool 7% 4/15/2028	27	28
Ginnie Mae I Pool 7% 4/15/2032	17	18
Ginnie Mae I Pool 7% 4/20/2032	1,841	1,908
Ginnie Mae I Pool 7% 6/15/2028	31	31
Ginnie Mae I Pool 7% 6/15/2031	127	131
Ginnie Mae I Pool 7% 7/15/2028	34	35
Ginnie Mae I Pool 7% 8/15/2032	38	38
Ginnie Mae I Pool 7% 9/15/2028	27	27
Ginnie Mae I Pool 7.5% 1/15/2031	13	13
Ginnie Mae I Pool 7.5% 3/15/2028	523	532
Ginnie Mae I Pool 7.5% 4/15/2027	18	18
Ginnie Mae I Pool 7.5% 6/15/2027	37	37
Ginnie Mae I Pool 7.5% 8/15/2028	15	15
Ginnie Mae I Pool 7.5% 9/15/2027	47	47
Ginnie Mae I Pool 8% 7/15/2027	9	9
Ginnie Mae I Pool 8.5% 7/15/2030	14	15
Ginnie Mae I Pool 8.5% 8/15/2029	9	9
Ginnie Mae II Pool 2% 1/20/2051	32,404,263	26,045,727
Ginnie Mae II Pool 2% 1/20/2052	4,598,973	3,696,538
Ginnie Mae II Pool 2% 10/20/2050	8,940,999	7,186,549
Ginnie Mae II Pool 2% 11/20/2050	2,315,082	1,860,804
Ginnie Mae II Pool 2% 12/20/2050	4,334,787	3,484,192
Ginnie Mae II Pool 2% 2/20/2051	1,010,702	812,377
Ginnie Mae II Pool 2% 2/20/2052	11,918,635	9,579,897
Ginnie Mae II Pool 2% 3/20/2052	3,521,385	2,831,501
Ginnie Mae II Pool 2% 4/20/2051	89,068	71,591
Ginnie Mae II Pool 2% 6/1/2055 (q)	56,625,000	45,494,031
Ginnie Mae II Pool 2% 7/1/2055 (q)	18,850,000	15,142,382
Ginnie Mae II Pool 2% 9/20/2050	5,208,438	4,189,666
Ginnie Mae II Pool 2.5% 12/20/2050	160,446	134,628
Ginnie Mae II Pool 2.5% 12/20/2051	26,296	22,048
Ginnie Mae II Pool 2.5% 2/20/2052	580,575	487,061
Ginnie Mae II Pool 2.5% 4/20/2052	11,998,554	10,062,189
Ginnie Mae II Pool 2.5% 5/20/2052	12,725,663	10,675,931
Ginnie Mae II Pool 2.5% 6/1/2055 (q)	32,000,000	26,817,091
Ginnie Mae II Pool 2.5% 6/20/2051	589,382	494,357
Ginnie Mae II Pool 2.5% 7/1/2055 (q)	13,375,000	11,204,525
Ginnie Mae II Pool 2.5% 7/20/2051	1,384,721	1,161,034
Ginnie Mae II Pool 3% 1/20/2032	411,499	398,094
Ginnie Mae II Pool 3% 1/20/2043	143,151	129,510
Ginnie Mae II Pool 3% 10/20/2031	136,086	131,735
Ginnie Mae II Pool 3% 10/20/2043	11,576	10,440
Ginnie Mae II Pool 3% 11/20/2031	143,630	138,995
Ginnie Mae II Pool 3% 12/20/2031	220,948	213,818
Ginnie Mae II Pool 3% 12/20/2042	12,557	11,365
Ginnie Mae II Pool 3% 2/20/2031	17,731	17,215
Ginnie Mae II Pool 3% 3/20/2031	36,260	35,194
Ginnie Mae II Pool 3% 3/20/2050	823,431	719,326
Ginnie Mae II Pool 3% 4/20/2031	134,475	130,477
Ginnie Mae II Pool 3% 5/20/2031	283,277	274,761
Ginnie Mae II Pool 3% 6/1/2055 (q)	37,100,000	32,332,520
Ginnie Mae II Pool 3% 7/20/2031	3,704	3,589
Ginnie Mae II Pool 3% 8/20/2031	43,531	42,181
Ginnie Mae II Pool 3% 9/20/2031	17,497	16,949
Ginnie Mae II Pool 3.5% 11/20/2041	59,172	54,825
Ginnie Mae II Pool 3.5% 12/20/2041	25,500	23,626
Ginnie Mae II Pool 3.5% 2/20/2043	11,525	10,634
Ginnie Mae II Pool 3.5% 3/20/2043	14,207	13,105
Ginnie Mae II Pool 3.5% 3/20/2044	2,154	1,976
Ginnie Mae II Pool 3.5% 4/20/2043	15,455	14,253
Ginnie Mae II Pool 3.5% 5/20/2043	146,403	134,400
Ginnie Mae II Pool 3.5% 6/1/2055 (q)	28,275,000	25,167,315
Ginnie Mae II Pool 3.5% 6/20/2043	28,866	26,604
Ginnie Mae II Pool 3.5% 7/1/2055 (q)	21,850,000	19,440,799
Ginnie Mae II Pool 3.5% 9/20/2043	170,752	156,877
Ginnie Mae II Pool 4% 1/20/2042	7,682	7,346
Ginnie Mae II Pool 4% 10/20/2040	8,261	7,920
Ginnie Mae II Pool 4% 10/20/2041	137,941	131,960
Ginnie Mae II Pool 4% 10/20/2044	82,771	78,541
Ginnie Mae II Pool 4% 11/20/2040	103,595	99,315
Ginnie Mae II Pool 4% 11/20/2041	4,571	4,372
Ginnie Mae II Pool 4% 11/20/2044	177,621	168,512
Ginnie Mae II Pool 4% 11/20/2054	532,470	488,696
Ginnie Mae II Pool 4% 12/20/2044	4,822	4,575
Ginnie Mae II Pool 4% 12/20/2054	17,483,889	16,024,696
Ginnie Mae II Pool 4% 2/20/2041	2,208	2,116
Ginnie Mae II Pool 4% 3/20/2041	8,671	8,310
Ginnie Mae II Pool 4% 3/20/2047	327,547	305,277
Ginnie Mae II Pool 4% 4/20/2042	27,539	26,320
Ginnie Mae II Pool 4% 5/20/2046	25,241	23,611
Ginnie Mae II Pool 4% 6/20/2045	80,485	76,262
Ginnie Mae II Pool 4% 7/20/2044	4,489	4,263
Ginnie Mae II Pool 4% 8/20/2043	10,149	9,657
Ginnie Mae II Pool 4% 8/20/2044	11,513	10,930
Ginnie Mae II Pool 4% 8/20/2045	262,918	246,356
Ginnie Mae II Pool 4% 9/20/2040	37,420	35,877
Ginnie Mae II Pool 4.5% 1/20/2041	9,525	9,368
Ginnie Mae II Pool 4.5% 10/20/2039	1,387	1,346
Ginnie Mae II Pool 4.5% 10/20/2040	20,539	19,930
Ginnie Mae II Pool 4.5% 10/20/2040	2,021	1,988
Ginnie Mae II Pool 4.5% 11/20/2040	8,185	7,933
Ginnie Mae II Pool 4.5% 11/20/2040	2,030	1,997
Ginnie Mae II Pool 4.5% 11/20/2054	5,905,070	5,575,967
Ginnie Mae II Pool 4.5% 12/20/2039	7,750	7,526
Ginnie Mae II Pool 4.5% 12/20/2040	4,255	4,125
Ginnie Mae II Pool 4.5% 2/20/2041	34,083	33,519
Ginnie Mae II Pool 4.5% 2/20/2041	416	403
Ginnie Mae II Pool 4.5% 3/20/2036	704	695
Ginnie Mae II Pool 4.5% 3/20/2041	2,241	2,204
Ginnie Mae II Pool 4.5% 3/20/2055	2,999,997	2,832,800
Ginnie Mae II Pool 4.5% 4/20/2040	3,664	3,555
Ginnie Mae II Pool 4.5% 4/20/2041	20,825	20,479
Ginnie Mae II Pool 4.5% 4/20/2055	11,099,999	10,481,371
Ginnie Mae II Pool 4.5% 5/20/2040	2,373	2,336
Ginnie Mae II Pool 4.5% 5/20/2041	88,601	87,123
Ginnie Mae II Pool 4.5% 5/20/2055	100,000	94,427
Ginnie Mae II Pool 4.5% 6/20/2033	346	343
Ginnie Mae II Pool 4.5% 6/20/2039	1,531	1,487
Ginnie Mae II Pool 4.5% 6/20/2040	3,571	3,468
Ginnie Mae II Pool 4.5% 6/20/2041	55,539	54,605
Ginnie Mae II Pool 4.5% 7/20/2039	336	332
Ginnie Mae II Pool 4.5% 7/20/2040	3,900	3,837
Ginnie Mae II Pool 4.5% 7/20/2040	314	304
Ginnie Mae II Pool 4.5% 9/20/2040	21,002	20,660
Ginnie Mae II Pool 5% 11/20/2054	12,578,119	12,210,819
Ginnie Mae II Pool 5% 6/1/2055 (q)	8,600,000	8,344,843
Ginnie Mae II Pool 5% 9/20/2033	15,825	15,914
Ginnie Mae II Pool 5.5% 1/20/2055	1,883,893	1,880,989
Ginnie Mae II Pool 5.5% 12/20/2054	2,298,083	2,300,286
Ginnie Mae II Pool 5.5% 12/20/2054	2,182,046	2,168,283
Ginnie Mae II Pool 5.5% 6/1/2055 (q)	52,350,000	51,990,963
Ginnie Mae II Pool 5.5% 7/1/2055 (q)	52,350,000	51,941,885
Ginnie Mae II Pool 6% 1/20/2055	2,074,145	2,095,877
Ginnie Mae II Pool 6% 11/20/2031	442	453
Ginnie Mae II Pool 6% 12/20/2054	4,237,500	4,285,872
Ginnie Mae II Pool 6% 5/20/2032	2,081	2,136
Ginnie Mae II Pool 6% 6/1/2055 (q)	42,800,000	43,215,708
Ginnie Mae II Pool 6% 7/1/2055 (q)	42,800,000	43,150,502
Ginnie Mae II Pool 6.5% 11/20/2031	78	79
Ginnie Mae II Pool 6.5% 3/20/2031	99	101
Ginnie Mae II Pool 6.5% 6/1/2055 (q)	19,400,000	19,814,844
Ginnie Mae II Pool 6.5% 7/1/2055 (q)	19,400,000	19,801,204
Ginnie Mae II Pool 7% 2/20/2032	558	579
Ginnie Mae II Pool 7% 3/20/2032	280	291
Uniform Mortgage Backed Securities 2% 6/1/2055 (q)	122,975,000	95,589,033
Uniform Mortgage Backed Securities 2% 7/1/2055 (q)	85,450,000	66,457,396
Uniform Mortgage Backed Securities 2.5% 6/1/2055 (q)	33,175,000	27,036,325
Uniform Mortgage Backed Securities 3% 6/1/2055 (q)	6,600,000	5,618,246
Uniform Mortgage Backed Securities 3.5% 6/1/2055 (q)	15,300,000	13,571,571
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (q)	10,250,000	9,090,063
Uniform Mortgage Backed Securities 4.5% 7/1/2055 (q)	6,500,000	6,130,823
Uniform Mortgage Backed Securities 5% 6/1/2055 (q)	8,800,000	8,520,529
Uniform Mortgage Backed Securities 5.5% 6/1/2040 (q)	14,075,000	14,275,134
Uniform Mortgage Backed Securities 5.5% 6/1/2055 (q)	11,600,000	11,487,633
Uniform Mortgage Backed Securities 6% 6/1/2055 (q)	75,725,000	76,485,211
Uniform Mortgage Backed Securities 6% 7/1/2055 (q)	19,875,000	20,048,908
Uniform Mortgage Backed Securities 6.5% 6/1/2055 (q)	18,700,000	19,202,553
Uniform Mortgage Backed Securities 6.5% 7/1/2055 (q)	7,500,000	7,694,528
TOTAL UNITED STATES		1,720,827,424
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,736,871,356)		1,720,827,424

U.S. Treasury Obligations - 37.1%
	Yield (%) (y)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.03	8,834,000	5,366,655
US Treasury Bonds 1.125% 8/15/2040	4.86	578,000	347,387
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.00	11,769,000	7,644,793
US Treasury Bonds 1.875% 11/15/2051	1.91 to 2.15	34,881,000	18,898,417
US Treasury Bonds 2% 11/15/2041	2.08 to 3.20	11,400,000	7,682,977
US Treasury Bonds 2% 8/15/2051	2.14	3,714,000	2,086,804
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.99	24,090,000	14,344,842
US Treasury Bonds 2.25% 8/15/2046	4.93	73,000	46,710
US Treasury Bonds 2.875% 5/15/2052	3.13 to 4.81	23,593,000	16,208,207
US Treasury Bonds 3.25% 5/15/2042	3.39 to 4.91	9,900,000	8,030,602
US Treasury Bonds 3.625% 2/15/2053 (v)	3.65 to 4.80	15,123,000	12,077,724
US Treasury Bonds 3.625% 5/15/2053	3.89 to 4.80	19,116,000	15,250,237
US Treasury Bonds 3.875% 5/15/2043	4.92	1,812,000	1,586,737
US Treasury Bonds 4.125% 8/15/2044	4.62	200,000	179,726
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	28,401,000	24,832,015
US Treasury Bonds 4.25% 2/15/2054	4.49 to 4.68	167,261,000	149,391,514
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.39	140,900,000	125,995,422
US Treasury Bonds 4.375% 8/15/2043	4.91	1,251,000	1,170,076
US Treasury Bonds 4.5% 11/15/2054	4.35 to 4.85	188,900,000	176,326,344
US Treasury Bonds 4.5% 2/15/2044	4.62 to 4.90	1,270,000	1,204,416
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	17,715,000	17,014,704
US Treasury Bonds 4.625% 2/15/2055	4.51 to 4.88	40,000,000	38,155,228
US Treasury Bonds 4.625% 5/15/2044	4.57 to 4.65	435,000	418,789
US Treasury Bonds 4.625% 5/15/2054	4.38 to 4.55	105,000,000	99,877,149
US Treasury Bonds 6.25% 5/15/2030	4.72	2,216,000	2,440,543
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.63	5,320,718	5,062,407
US Treasury Notes 2.75% 4/30/2027	2.72	700,000	684,988
US Treasury Notes 2.875% 4/30/2029	2.77 to 4.50	5,411,700	5,209,184
US Treasury Notes 2.875% 5/15/2032	2.96 to 4.70	3,200,400	2,951,369
US Treasury Notes 3.5% 9/30/2029	3.91	105,000,000	103,195,313
US Treasury Notes 3.625% 3/31/2030	4.30 to 4.71	525,000	517,063
US Treasury Notes 3.625% 9/30/2031	3.63 to 4.23	178,570,000	173,694,203
US Treasury Notes 3.75% 12/31/2030	4.70	617,000	608,058
US Treasury Notes 3.75% 5/31/2030	4.71	85,000	84,113
US Treasury Notes 3.75% 8/31/2031	3.52 to 3.74	122,370,000	119,946,500
US Treasury Notes 3.875% 8/15/2033	4.68	116,000	112,837
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.28	176,540,000	170,041,792
US Treasury Notes 4% 1/31/2029	4.72	797,000	799,459
US Treasury Notes 4% 2/15/2034	4.48 to 4.74	2,293,000	2,240,422
US Treasury Notes 4% 2/28/2030	3.85 to 4.71	30,326,000	30,391,154
US Treasury Notes 4% 2/29/2028	4.20	600,000	601,969
US Treasury Notes 4% 4/30/2032	3.99 to 4.11	22,100,000	21,882,453
US Treasury Notes 4% 6/30/2028 (v)	3.96 to 3.97	7,000,000	7,027,344
US Treasury Notes 4.125% 11/30/2029	4.18 to 4.24	156,430,000	157,609,335
US Treasury Notes 4.125% 11/30/2031	4.55	20,000,000	19,989,062
US Treasury Notes 4.125% 2/29/2032	4.12 to 4.20	68,440,000	68,322,369
US Treasury Notes 4.125% 3/31/2031	4.33 to 4.70	80,315,000	80,544,023
US Treasury Notes 4.125% 3/31/2032	4.09	70,000,000	69,857,813
US Treasury Notes 4.125% 7/31/2031	3.70 to 4.12	107,000,000	107,136,008
US Treasury Notes 4.25% 1/31/2030	4.35 to 4.47	69,000,000	69,851,719
US Treasury Notes 4.25% 11/15/2034	4.47 to 4.54	131,100,000	129,809,484
US Treasury Notes 4.25% 2/28/2029	4.71	1,602,000	1,620,836
US Treasury Notes 4.25% 2/28/2031	4.23 to 4.31	8,520,000	8,604,867
US Treasury Notes 4.25% 5/15/2035	4.39 to 4.48	27,975,000	27,660,281
US Treasury Notes 4.25% 6/30/2031	4.43 to 4.45	46,540,000	46,929,046
US Treasury Notes 4.375% 1/31/2032	4.21	400,000	405,188
US Treasury Notes 4.375% 12/31/2029	4.39	510,000	518,925
US Treasury Notes 4.5% 12/31/2031	4.52 to 4.53	125,000,000	127,553,711
US Treasury Notes 4.625% 2/15/2035	4.21 to 4.44	90,123,000	91,786,283
US Treasury Notes 4.625% 4/30/2029 (v)	4.47 to 4.72	6,030,000	6,182,870
US Treasury Notes 4.625% 4/30/2031	4.35 to 4.71	147,000,000	151,214,766
US Treasury Notes 4.625% 9/30/2028	3.83	168,000	171,865
US Treasury Notes 4.625% 9/30/2030	4.71	160,000	164,669
US Treasury Notes 4.75% 2/15/2045	4.42 to 4.97	7,110,000	6,940,027
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,662,426,022)			2,564,501,793

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (z)	4.32	78,956,161	78,971,952
Fidelity Securities Lending Cash Central Fund (z)(Aa)	4.32	18,709,144	18,711,015
TOTAL MONEY MARKET FUNDS (Cost $97,682,222)			97,682,967

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	5,300,000	228,274
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	1,950,000	80,587
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	5,730,000	231,121
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Indxe, expiring May 2035	4/29/30	4,560,000	194,728
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	4,330,000	176,525
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	3,370,000	140,903
Option on an interest rate swap with Citibank NA to receive annually a floating rate based on the US SOFR Index and pay annually a fixed rate of 3.694%, expiring December 2033	12/12/28	5,500,000	219,714
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	200,000	8,237
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	2,230,000	67,011
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	6,190,000	250,350

TOTAL PUT SWAPTIONS			1,597,450
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	5,300,000	171,058
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	1,950,000	71,735
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	5,730,000	216,962
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/30	4,560,000	160,769
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	4,330,000	162,797
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	3,370,000	123,123
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.694% and pay annually a floating rate based on the US SOFR Index, expiring December 2033	12/12/28	5,500,000	161,341
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	6,800,000	212,640
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	200,000	7,356
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	2,230,000	72,178
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	6,190,000	233,883

TOTAL CALL SWAPTIONS			1,593,842
TOTAL PURCHASED SWAPTIONS (Cost $3,405,374)			3,191,292

TOTAL INVESTMENT IN SECURITIES - 111.2% (Cost $7,808,431,742)	7,682,552,486
NET OTHER ASSETS (LIABILITIES) - (11.2)% (x)	(774,365,972)
NET ASSETS - 100.0%	6,908,186,514

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 6/1/2055	(29,850,000)	(23,982,284)
Ginnie Mae II Pool 2.5% 6/1/2055	(13,375,000)	(11,208,705)
Ginnie Mae II Pool 3.5% 6/1/2055	(21,850,000)	(19,448,482)
Ginnie Mae II Pool 5.5% 6/1/2055	(52,350,000)	(51,990,963)
Ginnie Mae II Pool 6% 6/1/2055	(42,800,000)	(43,215,708)
Ginnie Mae II Pool 6.5% 6/1/2055	(19,400,000)	(19,814,844)
Uniform Mortgage Backed Securities 2% 6/1/2055	(90,350,000)	(70,229,471)
Uniform Mortgage Backed Securities 2.5% 6/1/2055	(21,175,000)	(17,256,795)
Uniform Mortgage Backed Securities 3% 6/1/2055	(7,300,000)	(6,214,121)
Uniform Mortgage Backed Securities 3.5% 6/1/2055	(12,450,000)	(11,043,533)
Uniform Mortgage Backed Securities 5% 6/1/2055	(200,000)	(193,648)
Uniform Mortgage Backed Securities 5.5% 6/1/2055	(17,275,000)	(17,107,661)
Uniform Mortgage Backed Securities 6% 6/1/2055	(73,775,000)	(74,515,636)
Uniform Mortgage Backed Securities 6% 7/1/2055	(19,875,000)	(20,048,908)
Uniform Mortgage Backed Securities 6.5% 6/1/2055	(18,700,000)	(19,202,553)
Uniform Mortgage Backed Securities 6.5% 7/1/2055	(1,675,000)	(1,718,444)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(407,191,756)

TOTAL TBA SALE COMMITMENTS (Proceeds $406,594,644)		(407,191,756)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.63% and pay annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	4,100,000	(129,642)

Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.63% and receive annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	4,100,000	(55,516)

TOTAL WRITTEN SWAPTIONS			(185,158)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 24 Contracts (Australia)	10	Jun 2025	735,723	(5,098)	(5,098)
CBOT 10 Year US Treasury Bond Contracts (United States)	1,210	Sep 2025	134,196,563	1,671,373	1,671,373
CBOT 10 Year Ultra US Treasury Bond Contracts (United States)	9	Sep 2025	1,015,313	16,586	16,586
CBOT 2 Year US Treasury Note Contracts (United States)	487	Sep 2025	101,060,109	190,631	190,631
CBOT 5 Year US Treasury Note Contracts (United States)	2,571	Sep 2025	278,451,352	2,186,629	2,186,629
CBOT US Treasury Long Bond Contracts (United States)	24	Sep 2025	2,715,000	64,946	64,946
Eurex Deutschland Contracts (Germany)	1	Sep 2025	148,767	95	95
Eurex Deutschland Contracts (Germany)	1	Sep 2025	137,299	363	363
TMX 10Y Canadian Bond Contracts (Canada)	26	Sep 2025	2,317,237	19,899	19,899

TOTAL PURCHASED					4,145,424

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	440	Sep 2025	48,798,750	(606,062)	(606,062)
CBOT 5 Year US Treasury Note Contracts (United States)	248	Sep 2025	26,859,563	(180,707)	(180,707)
CBOT US Treasury Ultra Bond Contracts (United States)	3	Sep 2025	348,844	(9,147)	(9,147)
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	11	Sep 2025	1,355,811	(18,436)	(18,436)

TOTAL SOLD					(814,352)

TOTAL FUTURES CONTRACTS					3,331,072
The notional amount of futures purchased as a percentage of Net Assets is 7.4%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	52,000	USD	58,757	Bank of America NA	7/08/25	422
EUR	226,000	USD	254,928	JPMorgan Chase Bank NA	7/08/25	2,271
USD	39,679	AUD	62,000	Brown Brothers Harriman & Co	7/08/25	(307)
USD	28,480	AUD	44,000	Canadian Imperial Bank of Commerce	7/08/25	103
USD	270,340	AUD	418,000	JPMorgan Chase Bank NA	7/08/25	757
USD	1,467,165	CAD	2,019,000	JPMorgan Chase Bank NA	7/08/25	(6,670)
USD	93,311	EUR	82,000	BNP Paribas SA	7/08/25	(9)
USD	72,565	EUR	65,000	BNP Paribas SA	7/08/25	(1,408)
USD	61,677	EUR	55,000	Citibank NA	7/08/25	(916)
USD	54,726,442	EUR	48,054,000	Goldman Sachs Bank USA	7/08/25	38,711
USD	17,159,476	GBP	12,811,000	BNP Paribas SA	7/08/25	(104,213)
USD	448,505	JPY	63,600,000	JPMorgan Chase Bank NA	7/08/25	4,746

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(66,513)
Unrealized Appreciation						47,010
Unrealized Depreciation						(113,523)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026		Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,500,000	(34,885)	29,425	(5,460)
Generali 4.125% 5/4/2026		Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	700,000	705	(2,580)	(1,875)
Societe Generale SA 5.25% 9/6/2032		Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	650,000	4,939	(5,459)	(520)
Deutsche Bank AG 5.625% 5/19/2031		Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	550,000	11,563	(14,282)	(2,719)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		40,000	6,820	(10,264)	(3,444)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		160,000	27,280	(45,097)	(17,817)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		200,000	34,100	(58,062)	(23,962)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		160,000	27,280	(45,763)	(18,483)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		130,000	22,165	(31,048)	(8,883)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		60,000	10,230	(14,055)	(3,825)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		150,000	25,575	(37,482)	(11,907)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		600,000	102,300	(113,631)	(11,331)
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		200,000	26,038	(24,062)	1,976
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		100,000	13,019	(12,622)	397
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		400,000	68,200	(61,458)	6,742
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	53,505	(35,331)	18,174
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		500,000	38,218	(20,125)	18,093
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	53,505	(26,817)	26,688
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		800,000	104,153	(130,423)	(26,270)
CMBX BB Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(5%)	Monthly		100,000	12,752	(14,949)	(2,197)
Intesa Sanpaolo SpA 6.184% 2/20/2034		Jun 2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	650,000	867	(4,439)	(3,572)
UniCredit SpA 5.375% 4/16/2034		Jun 2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	650,000	2,801	(6,307)	(3,506)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		90,000	15,345	(26,588)	(11,243)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		70,000	11,935	(19,297)	(7,362)
CMBX BBB- Series 17 Index		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly		400,000	52,077	(51,446)	631
CMBX BB Series 18 Index		Dec 2057	JPMorgan Securities LLC	(5%)	Monthly		300,000	38,257	(20,030)	18,227
CMBX BB Series 18 Index		Dec 2057	JPMorgan Securities LLC	(5%)	Monthly		100,000	12,752	(7,148)	5,604
CMBX BBB- Series 18 Index		Dec 2057	JPMorgan Securities LLC	(3%)	Monthly		200,000	15,287	(9,941)	5,346
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		110,000	18,755	(27,153)	(8,398)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		190,000	32,395	(44,441)	(12,046)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		130,000	22,165	(31,367)	(9,202)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		190,000	32,395	(46,070)	(13,675)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		150,000	25,575	(34,622)	(9,047)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		140,000	23,870	(31,446)	(7,576)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	17,050	(16,320)	730
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	17,050	(16,443)	607
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	26,038	(27,886)	(1,848)
CMBX BBB- Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	22,931	(11,649)	11,282
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		500,000	63,761	(32,735)	31,026
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		200,000	25,505	(29,523)	(4,018)
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		300,000	38,257	(43,431)	(5,174)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	39,057	(43,428)	(4,371)
CMBX AAA Series 13 Index		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		40,000	(73)	(421)	(494)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	17,050	(23,857)	(6,807)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		190,000	32,395	(45,160)	(12,765)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		160,000	27,280	(41,079)	(13,799)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		140,000	23,870	(39,043)	(15,173)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		280,000	47,740	(61,439)	(13,699)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		80,000	13,640	(21,464)	(7,824)
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		150,000	19,529	(23,698)	(4,169)
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	33,092	(29,994)	3,098
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	30,574	(15,764)	14,810
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	30,574	(14,591)	15,983
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	13,019	(12,585)	434
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	33,092	(32,087)	1,005
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		300,000	39,057	(41,926)	(2,869)
CMBX AAA Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		1,300,000	2,217	(2,432)	(215)
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	13,019	(13,232)	(213)

TOTAL BUY PROTECTION								1,537,662	(1,674,567)	(136,905)
Sell Protection
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly		1,700,000	(29,762)	30,943	1,181
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly		900,000	(15,757)	24,576	8,819
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		40,000	73	913	986
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		100,000	(1,751)	2,067	316
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		500,000	(8,754)	8,036	(718)
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		500,000	(6,157)	9,882	3,725
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		200,000	(3,501)	4,085	584
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		100,000	(1,751)	2,006	255
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		200,000	(3,501)	3,403	(98)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		100,000	(1,751)	1,293	(458)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		800,000	(14,006)	13,801	(205)
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		1,300,000	(15,863)	15,953	90

TOTAL SELL PROTECTION								(102,481)	116,958	14,477
TOTAL CREDIT DEFAULT SWAPS								1,435,181	(1,557,609)	(122,428)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2027	67,599,000	78,161	0	78,161
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	Jun 2045	22,760,000	440,344	0	440,344
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2032	13,186,000	(65,645)	0	(65,645)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2029	35,110,000	123,702	0	123,702
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2030	1,460,000	(8,857)	0	(8,857)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2028	92,705,000	(40,834)	0	(40,834)
TOTAL INTEREST RATE SWAPS							526,871	0	526,871

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,440,912,263 or 20.9% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $420,786 and $407,286, respectively.

(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Principal Only Strips represent the right to receive the monthly principal payments.
(j)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Level 3 security
(m)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Non-income producing - Security is in default.
(p)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $74,676,299 or 1.1% of net assets.

(q)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(r)	Security or a portion of the security is on loan at period end.
(s)	A portion of the security sold on a delayed delivery basis.
(t)	Security is perpetual in nature with no stated maturity date.
(u)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,451,344.

(v)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,393,051.
(w)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $178,524.
(x)	Includes $5,724,723 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(y)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(z)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Aa)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	332,837,506	2,269,423,772	2,523,289,326	8,148,646	-	-	78,971,952	78,956,161	0.1%
Fidelity Floating Rate Central Fund	245,326,654	146,333,422	-	21,333,550	-	(6,525,510)	385,134,566	4,009,730	20.0%
Fidelity Securities Lending Cash Central Fund	14,736,780	2,250,584,619	2,246,610,384	306,258	-	-	18,711,015	18,709,144	0.1%
Total	592,900,940	4,666,341,813	4,769,899,710	29,788,454	-	(6,525,510)	482,817,533

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.